UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06161
Virtus Investment Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2025

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Virtus Emerging Markets Opportunities Fund
Class A / AOTAX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class A / AOTAX	$133	1.29%
Portfolio Manager Commentary
  For the fiscal year ended June 30, 2025, the Fund’s Class A shares at NAV returned 5.67%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 15.29%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in Taiwan, United Arab Emirates, and South Korea contributed to Fund performance relative to the MSCI Emerging Markets Index (net) during the fiscal year. Stock selection in China was the biggest detractor. On a sector basis, materials and real estate contributed the most toward the Fund’s performance. The biggest individual contributors to performance during the 12-month period were SK Hynix, OTP Bank, Emaar Development, Geely Automobile, and China Hongqiao Group. The biggest detractors from performance during the period were Alibaba, LG Innoteck, Kia, Xiaomi, and Infosys. The following table outlines key factors that materially affected the Fund’s performance relative to its benchmark during the reporting period.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) policy and U.S. dollar weakening	Positive	A depreciating U.S. dollar benefited EM currencies, which in turn supported EM equity markets.
Rise of the role of the Middle East in geopolitics	Positive	The Middle East is generally immune to global trade tariff turmoil and has stepped up its role in peacemaking in the region. This involvement was a positive change for local economies.
U.S. trade tariff	Negative	The U.S. initiated a global trade tariff negotiation during the reporting period. Emerging markets (EM) exporters underperformed as a result.
China’s government support for technology	Negative	China made breakthroughs in artificial intelligence (AI) and semiconductor technology that led to a rally in high-volatility technology stocks.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Emerging Markets Opportunities Fund (Class A/AOTAX) at NAV(1)	5.67%	6.86%	4.19%
Virtus Emerging Markets Opportunities Fund (Class A/AOTAX) at POP(2),(3)	(0.14)%	5.66%	3.60%
MSCI Emerging Markets Index (net)	15.29%	6.81%	4.81%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$172,266
Total number of portfolio holdings	73
Total advisory fee paid (‘000s)	$973
Portfolio turnover rate as of the end of the reporting period	146%
Asset Allocation(1)
Banks	22%
Semiconductors & Semiconductor Equipment	17%
Interactive Media & Services	6%
Food Products	6%
Passenger Airlines	5%
Metals & Mining	4%
Broadline Retail	4%
Insurance	4%
Entertainment	3%
Consumer Finance	3%
Oil, Gas & Consumable Fuels	3%
Other	23%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8158
Virtus Emerging Markets Opportunities Fund

Virtus Emerging Markets Opportunities Fund
Class C / AOTCX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class C / AOTCX	$209	2.04%
Portfolio Manager Commentary
  For the fiscal year ended June 30, 2025, the Fund’s Class C shares at NAV returned 4.89%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 15.29%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in Taiwan, United Arab Emirates, and South Korea contributed to Fund performance relative to the MSCI Emerging Markets Index (net) during the fiscal year. Stock selection in China was the biggest detractor. On a sector basis, materials and real estate contributed the most toward the Fund’s performance. The biggest individual contributors to performance during the 12-month period were SK Hynix, OTP Bank, Emaar Development, Geely Automobile, and China Hongqiao Group. The biggest detractors from performance during the period were Alibaba, LG Innoteck, Kia, Xiaomi, and Infosys. The following table outlines key factors that materially affected the Fund’s performance relative to its benchmark during the reporting period.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) policy and U.S. dollar weakening	Positive	A depreciating U.S. dollar benefited EM currencies, which in turn supported EM equity markets.
Rise of the role of the Middle East in geopolitics	Positive	The Middle East is generally immune to global trade tariff turmoil and has stepped up its role in peacemaking in the region. This involvement was a positive change for local economies.
U.S. trade tariff	Negative	The U.S. initiated a global trade tariff negotiation during the reporting period. Emerging markets (EM) exporters underperformed as a result.
China’s government support for technology	Negative	China made breakthroughs in artificial intelligence (AI) and semiconductor technology that led to a rally in high-volatility technology stocks.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Emerging Markets Opportunities Fund (Class C/AOTCX) at NAV(1) and with CDSC(2)	4.89%	6.07%	3.41%
MSCI Emerging Markets Index (net)	15.29%	6.81%	4.81%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$172,266
Total number of portfolio holdings	73
Total advisory fee paid (‘000s)	$973
Portfolio turnover rate as of the end of the reporting period	146%
Asset Allocation(1)
Banks	22%
Semiconductors & Semiconductor Equipment	17%
Interactive Media & Services	6%
Food Products	6%
Passenger Airlines	5%
Metals & Mining	4%
Broadline Retail	4%
Insurance	4%
Entertainment	3%
Consumer Finance	3%
Oil, Gas & Consumable Fuels	3%
Other	23%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8159
Virtus Emerging Markets Opportunities Fund

Virtus Emerging Markets Opportunities Fund
Institutional Class / AOTIX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Institutional Class / AOTIX	$97	0.94%
Portfolio Manager Commentary
  For the fiscal year ended June 30, 2025, the Fund’s Institutional Class shares at NAV returned 6.04%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 15.29%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in Taiwan, United Arab Emirates, and South Korea contributed to Fund performance relative to the MSCI Emerging Markets Index (net) during the fiscal year. Stock selection in China was the biggest detractor. On a sector basis, materials and real estate contributed the most toward the Fund’s performance. The biggest individual contributors to performance during the 12-month period were SK Hynix, OTP Bank, Emaar Development, Geely Automobile, and China Hongqiao Group. The biggest detractors from performance during the period were Alibaba, LG Innoteck, Kia, Xiaomi, and Infosys. The following table outlines key factors that materially affected the Fund’s performance relative to its benchmark during the reporting period.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) policy and U.S. dollar weakening	Positive	A depreciating U.S. dollar benefited EM currencies, which in turn supported EM equity markets.
Rise of the role of the Middle East in geopolitics	Positive	The Middle East is generally immune to global trade tariff turmoil and has stepped up its role in peacemaking in the region. This involvement was a positive change for local economies.
U.S. trade tariff	Negative	The U.S. initiated a global trade tariff negotiation during the reporting period. Emerging markets (EM) exporters underperformed as a result.
China’s government support for technology	Negative	China made breakthroughs in artificial intelligence (AI) and semiconductor technology that led to a rally in high-volatility technology stocks.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Emerging Markets Opportunities Fund (Institutional Class/AOTIX) at NAV(1)	6.04%	7.24%	4.56%
MSCI Emerging Markets Index (net)	15.29%	6.81%	4.81%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$172,266
Total number of portfolio holdings	73
Total advisory fee paid (‘000s)	$973
Portfolio turnover rate as of the end of the reporting period	146%
Asset Allocation(1)
Banks	22%
Semiconductors & Semiconductor Equipment	17%
Interactive Media & Services	6%
Food Products	6%
Passenger Airlines	5%
Metals & Mining	4%
Broadline Retail	4%
Insurance	4%
Entertainment	3%
Consumer Finance	3%
Oil, Gas & Consumable Fuels	3%
Other	23%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8160
Virtus Emerging Markets Opportunities Fund

Virtus Emerging Markets Opportunities Fund
Class R6 / AEMOX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class R6 / AEMOX	$92	0.89%
Portfolio Manager Commentary
  For the fiscal year ended June 30, 2025, the Fund’s Class R6 shares at NAV returned 6.10%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 15.29%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in Taiwan, United Arab Emirates, and South Korea contributed to Fund performance relative to the MSCI Emerging Markets Index (net) during the fiscal year. Stock selection in China was the biggest detractor. On a sector basis, materials and real estate contributed the most toward the Fund’s performance. The biggest individual contributors to performance during the 12-month period were SK Hynix, OTP Bank, Emaar Development, Geely Automobile, and China Hongqiao Group. The biggest detractors from performance during the period were Alibaba, LG Innoteck, Kia, Xiaomi, and Infosys. The following table outlines key factors that materially affected the Fund’s performance relative to its benchmark during the reporting period.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) policy and U.S. dollar weakening	Positive	A depreciating U.S. dollar benefited EM currencies, which in turn supported EM equity markets.
Rise of the role of the Middle East in geopolitics	Positive	The Middle East is generally immune to global trade tariff turmoil and has stepped up its role in peacemaking in the region. This involvement was a positive change for local economies.
U.S. trade tariff	Negative	The U.S. initiated a global trade tariff negotiation during the reporting period. Emerging markets (EM) exporters underperformed as a result.
China’s government support for technology	Negative	China made breakthroughs in artificial intelligence (AI) and semiconductor technology that led to a rally in high-volatility technology stocks.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 14, 2015). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	Since Inception
Virtus Emerging Markets Opportunities Fund (Class R6/AEMOX) at NAV(1)	6.10%	7.29%	7.07%
MSCI Emerging Markets Index (net)	15.29%	6.81%	7.52%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$172,266
Total number of portfolio holdings	73
Total advisory fee paid (‘000s)	$973
Portfolio turnover rate as of the end of the reporting period	146%
Asset Allocation(1)
Banks	22%
Semiconductors & Semiconductor Equipment	17%
Interactive Media & Services	6%
Food Products	6%
Passenger Airlines	5%
Metals & Mining	4%
Broadline Retail	4%
Insurance	4%
Entertainment	3%
Consumer Finance	3%
Oil, Gas & Consumable Fuels	3%
Other	23%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8161
Virtus Emerging Markets Opportunities Fund

Virtus Income & Growth Fund
Class A / AZNAX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Class A / AZNAX	$120	1.14%
Portfolio Manager Commentary by Voya Investment Management Co. LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class A shares at NAV returned 10.50%. For the same period, the S&P 500® Index, a broad-based securities market index, returned 15.16% and the Bloomberg U.S. Aggregate Bond Index, which serves as the style-specific index, returned 6.08%.
  The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund was positively impacted by market strength across equities, convertible securities, and high yield bonds—the three asset classes utilized by the multi-asset Fund. From a sector perspective, the Fund’s exposure to information technology, communication services, and financials benefited performance the most. Conversely, only one sector – health care – detracted from performance over the 12-month period. Among individual holdings, the top contributors were Nvidia, Tesla, Meta Platforms, Lumen Technologies, and Microstrategy. The top detractors were UnitedHealth Group, Danaher, Wolfspeed, Target, and Regeneron Pharmaceuticals. In addition, most written options positions expired below the strike price and the Fund was able to retain the set premiums. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence (AI) and cloud migration	Positive	Continued optimism around AI and the buildout of cloud storage benefited the Fund’s holdings in semiconductor companies and hyperscalers (companies that provide cloud computing and data management services to large organizations), among others.

Regulatory uncertainty	Negative	A dynamic regulatory environment spurred by the new presidential administration weighed on the Fund’s positions in pharmaceuticals, health insurance, and retail, as well as solar and clean energy stocks.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Income & Growth Fund (Class A/AZNAX) at NAV(1)	10.50%	8.50%	7.57%
Virtus Income & Growth Fund (Class A/AZNAX) at POP(2),(3)	4.42%	7.28%	6.96%
S&P 500® Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$4,681,372
Total number of portfolio holdings	402
Total advisory fee paid (‘000s)	$31,149
Portfolio turnover rate as of the end of the reporting period	76%
Asset Allocation(1)
Common Stocks		33%
Semiconductors & Semiconductor Equipment	5%
Software	4%
Interactive Media & Services	2%
All other Common Stocks	22%
Corporate Bonds and Notes		33%
Media	4%
Financial Services	2%
Oil, Gas & Consumable Fuels	2%
All other Corporate Bonds and Notes	25%
Convertible Bonds and Notes		23%
Internet	4%
Software	4%
Commercial Services	2%
All other Convertible Bonds and Notes	13%
Equity-Linked Notes		6%
Financial Services	3%
Banks	3%
Convertible Preferred Stocks		5%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8166
Virtus Income & Growth Fund

Virtus Income & Growth Fund
Class C / AZNCX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Class C / AZNCX	$199	1.90%
Portfolio Manager Commentary by Voya Investment Management Co. LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class C shares at NAV returned 9.72%. For the same period, the S&P 500® Index, a broad-based securities market index, returned 15.16% and the Bloomberg U.S. Aggregate Bond Index, which serves as the style-specific index, returned 6.08%.
  The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund was positively impacted by market strength across equities, convertible securities, and high yield bonds—the three asset classes utilized by the multi-asset Fund. From a sector perspective, the Fund’s exposure to information technology, communication services, and financials benefited performance the most. Conversely, only one sector – health care – detracted from performance over the 12-month period. Among individual holdings, the top contributors were Nvidia, Tesla, Meta Platforms, Lumen Technologies, and Microstrategy. The top detractors were UnitedHealth Group, Danaher, Wolfspeed, Target, and Regeneron Pharmaceuticals. In addition, most written options positions expired below the strike price and the Fund was able to retain the set premiums. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence (AI) and cloud migration	Positive	Continued optimism around AI and the buildout of cloud storage benefited the Fund’s holdings in semiconductor companies and hyperscalers (companies that provide cloud computing and data management services to large organizations), among others.

Regulatory uncertainty	Negative	A dynamic regulatory environment spurred by the new presidential administration weighed on the Fund’s positions in pharmaceuticals, health insurance, and retail, as well as solar and clean energy stocks.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Income & Growth Fund (Class C/AZNCX) at NAV(1) and with CDSC(2)	9.72%	7.67%	6.76%
S&P 500® Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$4,681,372
Total number of portfolio holdings	402
Total advisory fee paid (‘000s)	$31,149
Portfolio turnover rate as of the end of the reporting period	76%
Asset Allocation(1)
Common Stocks		33%
Semiconductors & Semiconductor Equipment	5%
Software	4%
Interactive Media & Services	2%
All other Common Stocks	22%
Corporate Bonds and Notes		33%
Media	4%
Financial Services	2%
Oil, Gas & Consumable Fuels	2%
All other Corporate Bonds and Notes	25%
Convertible Bonds and Notes		23%
Internet	4%
Software	4%
Commercial Services	2%
All other Convertible Bonds and Notes	13%
Equity-Linked Notes		6%
Financial Services	3%
Banks	3%
Convertible Preferred Stocks		5%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8167
Virtus Income & Growth Fund

Virtus Income & Growth Fund
Institutional Class / AZNIX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Institutional Class / AZNIX	$95	0.90%
Portfolio Manager Commentary by Voya Investment Management Co. LLC
  For the fiscal year ended June 30, 2025, the Fund’s Institutional Class shares at NAV returned 10.76%. For the same period, the S&P 500® Index, a broad-based securities market index, returned 15.16% and the Bloomberg U.S. Aggregate Bond Index, which serves as the style-specific index, returned 6.08%.
  The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund was positively impacted by market strength across equities, convertible securities, and high yield bonds—the three asset classes utilized by the multi-asset Fund. From a sector perspective, the Fund’s exposure to information technology, communication services, and financials benefited performance the most. Conversely, only one sector – health care – detracted from performance over the 12-month period. Among individual holdings, the top contributors were Nvidia, Tesla, Meta Platforms, Lumen Technologies, and Microstrategy. The top detractors were UnitedHealth Group, Danaher, Wolfspeed, Target, and Regeneron Pharmaceuticals. In addition, most written options positions expired below the strike price and the Fund was able to retain the set premiums. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence (AI) and cloud migration	Positive	Continued optimism around AI and the buildout of cloud storage benefited the Fund’s holdings in semiconductor companies and hyperscalers (companies that provide cloud computing and data management services to large organizations), among others.

Regulatory uncertainty	Negative	A dynamic regulatory environment spurred by the new presidential administration weighed on the Fund’s positions in pharmaceuticals, health insurance, and retail, as well as solar and clean energy stocks.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Income & Growth Fund (Institutional Class/AZNIX) at NAV(1)	10.76%	8.77%	7.89%
S&P 500® Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$4,681,372
Total number of portfolio holdings	402
Total advisory fee paid (‘000s)	$31,149
Portfolio turnover rate as of the end of the reporting period	76%
Asset Allocation(1)
Common Stocks		33%
Semiconductors & Semiconductor Equipment	5%
Software	4%
Interactive Media & Services	2%
All other Common Stocks	22%
Corporate Bonds and Notes		33%
Media	4%
Financial Services	2%
Oil, Gas & Consumable Fuels	2%
All other Corporate Bonds and Notes	25%
Convertible Bonds and Notes		23%
Internet	4%
Software	4%
Commercial Services	2%
All other Convertible Bonds and Notes	13%
Equity-Linked Notes		6%
Financial Services	3%
Banks	3%
Convertible Preferred Stocks		5%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8168
Virtus Income & Growth Fund

Virtus KAR Global Small-Cap Fund
Class A / RGSAX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Class A / RGSAX	$173	1.63%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class A shares at NAV returned 11.86%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 16.17% and the MSCI All Country World Small Cap Index (net), which serves as the style-specific index, returned 13.57%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI ACWI Small Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures small cap equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund will be determined by market reactions, both positive and negative, to activity related to these companies. Positive stock selection and an overweight in communication services, as well as positive stock selection and an underweight in health care, contributed to performance during the fiscal year. Stock selection in industrials and information technology detracted from performance. The biggest contributors to performance relative to the Fund’s style-specific benchmark during the 12-month period were Baltic Classifieds, Rightmove, Tegma Gestao Logistica, Haw Par, and AJ Bell. The biggest detractors from performance during the period were FTI Consulting, Fox Factory, FDM Group, Marklines, and Triumph Financial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Baltic Classifieds	Positive	Baltic Classifieds operates several online classified portals across the Baltic states of Lithuania, Latvia, and Estonia. The company maintained strong revenue growth levels despite decelerating asset price inflation, which contributed to the strong performance of its stock price.

Rightmove	Positive	Rightmove operates the leading real estate portal in the U.K. The company’s shares suffered during the recent real estate downturn and following the acquisition of a competitor in 2023 by a large U.S.-listed peer. As the fundamentals of Rightmove’s business remained resilient, the shares rebounded.

FTI Consulting	Negative	FTI Consulting faced headwinds due to weaker global capital markets activity. The company’s share price was also hurt by senior departures from the economic consulting practice in the first half of 2025.

Fox Factory	Negative	Fox Factory suffered from declining sales in its powered vehicles and truck upfitting businesses amid weaker consumer spending on big ticket durable goods.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus KAR Global Small-Cap Fund (Class A/RGSAX) at NAV(1)	11.86%	9.68%	6.27%
Virtus KAR Global Small-Cap Fund (Class A/RGSAX) at POP(2),(3)	5.70%	8.44%	5.67%
MSCI All Country World Index (net)	16.17%	13.65%	9.99%
MSCI All Country World Small Cap Index (net)	13.57%	11.33%	7.44%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$45,451
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$392
Portfolio turnover rate as of the end of the reporting period	25%
Asset Allocation(1)
Financials	29%
Industrials	27%
Communication Services	24%
Information Technology	13%
Materials	4%
Health Care	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8196
Virtus KAR Global Small-Cap Fund

Virtus KAR Global Small-Cap Fund
Class C / RGSCX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Class C / RGSCX	$251	2.38%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class C shares at NAV returned 11.02%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 16.17% and the MSCI All Country World Small Cap Index (net), which serves as the style-specific index, returned 13.57%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI ACWI Small Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures small cap equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund will be determined by market reactions, both positive and negative, to activity related to these companies. Positive stock selection and an overweight in communication services, as well as positive stock selection and an underweight in health care, contributed to performance during the fiscal year. Stock selection in industrials and information technology detracted from performance. The biggest contributors to performance relative to the Fund’s style-specific benchmark during the 12-month period were Baltic Classifieds, Rightmove, Tegma Gestao Logistica, Haw Par, and AJ Bell. The biggest detractors from performance during the period were FTI Consulting, Fox Factory, FDM Group, Marklines, and Triumph Financial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Baltic Classifieds	Positive	Baltic Classifieds operates several online classified portals across the Baltic states of Lithuania, Latvia, and Estonia. The company maintained strong revenue growth levels despite decelerating asset price inflation, which contributed to the strong performance of its stock price.

Rightmove	Positive	Rightmove operates the leading real estate portal in the U.K. The company’s shares suffered during the recent real estate downturn and following the acquisition of a competitor in 2023 by a large U.S.-listed peer. As the fundamentals of Rightmove’s business remained resilient, the shares rebounded.

FTI Consulting	Negative	FTI Consulting faced headwinds due to weaker global capital markets activity. The company’s share price was also hurt by senior departures from the economic consulting practice in the first half of 2025.

Fox Factory	Negative	Fox Factory suffered from declining sales in its powered vehicles and truck upfitting businesses amid weaker consumer spending on big ticket durable goods.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus KAR Global Small-Cap Fund (Class C/RGSCX) at NAV(1) and with CDSC(2)	11.02%	8.85%	5.47%
MSCI All Country World Index (net)	16.17%	13.65%	9.99%
MSCI All Country World Small Cap Index (net)	13.57%	11.33%	7.44%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$45,451
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$392
Portfolio turnover rate as of the end of the reporting period	25%
Asset Allocation(1)
Financials	29%
Industrials	27%
Communication Services	24%
Information Technology	13%
Materials	4%
Health Care	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8197
Virtus KAR Global Small-Cap Fund

Virtus KAR Global Small-Cap Fund
Institutional Class / DGSCX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Institutional Class / DGSCX	$136	1.28%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Institutional Class shares at NAV returned 12.24%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 16.17% and the MSCI All Country World Small Cap Index (net), which serves as the style-specific index, returned 13.57%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI ACWI Small Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures small cap equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund will be determined by market reactions, both positive and negative, to activity related to these companies. Positive stock selection and an overweight in communication services, as well as positive stock selection and an underweight in health care, contributed to performance during the fiscal year. Stock selection in industrials and information technology detracted from performance. The biggest contributors to performance relative to the Fund’s style-specific benchmark during the 12-month period were Baltic Classifieds, Rightmove, Tegma Gestao Logistica, Haw Par, and AJ Bell. The biggest detractors from performance during the period were FTI Consulting, Fox Factory, FDM Group, Marklines, and Triumph Financial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Baltic Classifieds	Positive	Baltic Classifieds operates several online classified portals across the Baltic states of Lithuania, Latvia, and Estonia. The company maintained strong revenue growth levels despite decelerating asset price inflation, which contributed to the strong performance of its stock price.

Rightmove	Positive	Rightmove operates the leading real estate portal in the U.K. The company’s shares suffered during the recent real estate downturn and following the acquisition of a competitor in 2023 by a large U.S.-listed peer. As the fundamentals of Rightmove’s business remained resilient, the shares rebounded.

FTI Consulting	Negative	FTI Consulting faced headwinds due to weaker global capital markets activity. The company’s share price was also hurt by senior departures from the economic consulting practice in the first half of 2025.

Fox Factory	Negative	Fox Factory suffered from declining sales in its powered vehicles and truck upfitting businesses amid weaker consumer spending on big ticket durable goods.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus KAR Global Small-Cap Fund (Institutional Class/DGSCX) at NAV(1)	12.24%	10.04%	6.63%
MSCI All Country World Index (net)	16.17%	13.65%	9.99%
MSCI All Country World Small Cap Index (net)	13.57%	11.33%	7.44%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$45,451
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$392
Portfolio turnover rate as of the end of the reporting period	25%
Asset Allocation(1)
Financials	29%
Industrials	27%
Communication Services	24%
Information Technology	13%
Materials	4%
Health Care	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8198
Virtus KAR Global Small-Cap Fund

Virtus KAR Health Sciences Fund
Class A / RAGHX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Class A / RAGHX	$130	1.40%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class A shares at NAV returned (14.38)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 3000® Health Care Index, which serves as the style-specific index, returned (6.13)%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 3000® Health Care Index features companies involved in medical services or healthcare in the Russell 3000 Index, which includes the largest 3,000 US companies as determined by total market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of health care-related companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund will be determined by market reactions, both positive and negative, to activity related to these companies. The biggest contributors to performance relative to the Fund’s style-specific benchmark during the 12-month period were Insulet, McKesson, Intuitive Surgical, HealthEquity, and IDEXX Laboratories. The biggest detractors from performance during the period were UnitedHealth Group, Eli Lilly, Regeneron Pharmaceuticals, Merck, and Charles River Laboratories International. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
McKesson	Positive	McKesson continued to report strong growth in its prescription distribution business. Additionally, in a meaningful evolution of its business model, McKesson announced plans to separate its Medical Surgical business in an effort to unlock value.

Insulet	Positive	Insulet reported strong numbers for both growth and profit margin expansion. The prescriber base has been growing, buoyed by an expanded salesforce. International sales and adoption also accelerated during the period.

UnitedHealth Group	Negative	UnitedHealth Group was challenged in multiple ways during the 12-month period. We will monitor how the company responds to the challenges, including changing markets and new regulations.
Eli Lilly	Negative	Eli Lilly’s shares suffered after one of the U.S.’s largest pharmacy benefit managers moved Novo Nordisk’s Wegovy to its preferred list for obesity drugs. While Lilly’s Zepbound might still be covered, Wegovy will be prioritized and could have lower out of pocket costs. This stoked fears of broader pricing competition across the class.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus KAR Health Sciences Fund (Class A/RAGHX) at NAV(1)	(14.38)%	3.39%	4.94%
Virtus KAR Health Sciences Fund (Class A/RAGHX) at POP(2),(3)	(19.09)%	2.23%	4.34%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 3000® Health Care Index	(6.13)%	6.25%	7.36%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$103,663
Total number of portfolio holdings	23
Total advisory fee paid (‘000s)	$988
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Healthcare Equipment & Supplies	27%
Pharmaceuticals	24%
Biotechnology	17%
Healthcare Providers & Services	17%
Life Sciences Tools & Services	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8199
Virtus KAR Health Sciences Fund

Virtus KAR Health Sciences Fund
Class C / RCGHX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Class C / RCGHX	$200	2.16%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class C shares at NAV returned (15.03)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 3000® Health Care Index, which serves as the style-specific index, returned (6.13)%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 3000® Health Care Index features companies involved in medical services or healthcare in the Russell 3000 Index, which includes the largest 3,000 US companies as determined by total market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of health care-related companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund will be determined by market reactions, both positive and negative, to activity related to these companies. The biggest contributors to performance relative to the Fund’s style-specific benchmark during the 12-month period were Insulet, McKesson, Intuitive Surgical, HealthEquity, and IDEXX Laboratories. The biggest detractors from performance during the period were UnitedHealth Group, Eli Lilly, Regeneron Pharmaceuticals, Merck, and Charles River Laboratories International. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
McKesson	Positive	McKesson continued to report strong growth in its prescription distribution business. Additionally, in a meaningful evolution of its business model, McKesson announced plans to separate its Medical Surgical business in an effort to unlock value.

Insulet	Positive	Insulet reported strong numbers for both growth and profit margin expansion. The prescriber base has been growing, buoyed by an expanded salesforce. International sales and adoption also accelerated during the period.

UnitedHealth Group	Negative	UnitedHealth Group was challenged in multiple ways during the 12-month period. We will monitor how the company responds to the challenges, including changing markets and new regulations.
Eli Lilly	Negative	Eli Lilly’s shares suffered after one of the U.S.’s largest pharmacy benefit managers moved Novo Nordisk’s Wegovy to its preferred list for obesity drugs. While Lilly’s Zepbound might still be covered, Wegovy will be prioritized and could have lower out of pocket costs. This stoked fears of broader pricing competition across the class.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus KAR Health Sciences Fund (Class C/RCGHX) at NAV(1) and with CDSC(2)	(15.03)%	2.61%	4.15%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 3000® Health Care Index	(6.13)%	6.25%	7.36%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$103,663
Total number of portfolio holdings	23
Total advisory fee paid (‘000s)	$988
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Healthcare Equipment & Supplies	27%
Pharmaceuticals	24%
Biotechnology	17%
Healthcare Providers & Services	17%
Life Sciences Tools & Services	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8200
Virtus KAR Health Sciences Fund

Virtus KAR Health Sciences Fund
Institutional Class / HLHIX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Institutional Class / HLHIX	$98	1.05%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Institutional Class shares at NAV returned (14.05)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 3000® Health Care Index, which serves as the style-specific index, returned (6.13)%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 3000® Health Care Index features companies involved in medical services or healthcare in the Russell 3000 Index, which includes the largest 3,000 US companies as determined by total market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of health care-related companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund will be determined by market reactions, both positive and negative, to activity related to these companies. The biggest contributors to performance relative to the Fund’s style-specific benchmark during the 12-month period were Insulet, McKesson, Intuitive Surgical, HealthEquity, and IDEXX Laboratories. The biggest detractors from performance during the period were UnitedHealth Group, Eli Lilly, Regeneron Pharmaceuticals, Merck, and Charles River Laboratories International. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
McKesson	Positive	McKesson continued to report strong growth in its prescription distribution business. Additionally, in a meaningful evolution of its business model, McKesson announced plans to separate its Medical Surgical business in an effort to unlock value.

Insulet	Positive	Insulet reported strong numbers for both growth and profit margin expansion. The prescriber base has been growing, buoyed by an expanded salesforce. International sales and adoption also accelerated during the period.

UnitedHealth Group	Negative	UnitedHealth Group was challenged in multiple ways during the 12-month period. We will monitor how the company responds to the challenges, including changing markets and new regulations.
Eli Lilly	Negative	Eli Lilly’s shares suffered after one of the U.S.’s largest pharmacy benefit managers moved Novo Nordisk’s Wegovy to its preferred list for obesity drugs. While Lilly’s Zepbound might still be covered, Wegovy will be prioritized and could have lower out of pocket costs. This stoked fears of broader pricing competition across the class.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus KAR Health Sciences Fund (Institutional Class/HLHIX) at NAV(1)	(14.05)%	3.69%	5.27%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 3000® Health Care Index	(6.13)%	6.25%	7.36%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$103,663
Total number of portfolio holdings	23
Total advisory fee paid (‘000s)	$988
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Healthcare Equipment & Supplies	27%
Pharmaceuticals	24%
Biotechnology	17%
Healthcare Providers & Services	17%
Life Sciences Tools & Services	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8210
Virtus KAR Health Sciences Fund

Virtus NFJ Dividend Value Fund
Class A / PNEAX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class A / PNEAX	$106	1.03%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class A shares at NAV returned 5.01%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 1000® Value Index, which serves as the style-specific index, returned 13.70%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate, health care, and utilities sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the energy and information technology (IT) sectors contributed. An underweight in communication services and an overweight in real estate detracted over the period. Conversely, an overweight in utilities and an underweight in consumer discretionary contributed to performance. The biggest individual contributors to performance during the 12-month period were Bank of America, Intuit, Citigroup, MonotaRO, and Eversource Energy. The biggest detractors from performance during the period were UnitedHealth Group, Alexandria Real Estate Equities, Thermo Fisher Scientific, Teleflex, and Prologis. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher-than-expected trading revenues as investors navigated volatile markets. Also, management continued to buy back shares, repurchasing $4.5 billion worth of shares in the first quarter of 2025 alone.

Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. Shares rose precipitously toward the end of the reporting period. Results from the tax-preparation season quarter included ahead-of-consensus growth within the consumer segment due in part to strong uptake of Intuit Assist, the company’s new artificial intelligence (AI) tool for tax preparation.

UnitedHealth Group	Negative	The healthcare insurer and provider struggled, particularly toward the end of the reporting period when the company missed quarterly earnings estimates and suspended its 2025 earnings outlook on greater-than-anticipated costs in its Medicare business. Chief Executive Andrew Witty stepped down and company Chairman Stephen Hemsley, who served as UnitedHealth’s Chief Executive Officer for over a decade, returned to the position.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Class A/PNEAX) at NAV(1)	5.01%	9.99%	6.53%
Virtus NFJ Dividend Value Fund (Class A/PNEAX) at POP(2),(3)	(0.76)%	8.75%	5.93%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 1000® Value Index	13.70%	13.93%	9.19%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$496,576
Total number of portfolio holdings	69
Total advisory fee paid (‘000s)	$2,470
Portfolio turnover rate as of the end of the reporting period	36%
Asset Allocation(1)
Financials	22%
Health Care	16%
Industrials	13%
Real Estate	11%
Utilities	9%
Energy	8%
Information Technology	6%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8291
Virtus NFJ Dividend Value Fund

Virtus NFJ Dividend Value Fund
Class C / PNECX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class C / PNECX	$177	1.73%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class C shares at NAV returned 4.19%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 1000® Value Index, which serves as the style-specific index, returned 13.70%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate, health care, and utilities sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the energy and information technology (IT) sectors contributed. An underweight in communication services and an overweight in real estate detracted over the period. Conversely, an overweight in utilities and an underweight in consumer discretionary contributed to performance. The biggest individual contributors to performance during the 12-month period were Bank of America, Intuit, Citigroup, MonotaRO, and Eversource Energy. The biggest detractors from performance during the period were UnitedHealth Group, Alexandria Real Estate Equities, Thermo Fisher Scientific, Teleflex, and Prologis. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher-than-expected trading revenues as investors navigated volatile markets. Also, management continued to buy back shares, repurchasing $4.5 billion worth of shares in the first quarter of 2025 alone.

Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. Shares rose precipitously toward the end of the reporting period. Results from the tax-preparation season quarter included ahead-of-consensus growth within the consumer segment due in part to strong uptake of Intuit Assist, the company’s new artificial intelligence (AI) tool for tax preparation.

UnitedHealth Group	Negative	The healthcare insurer and provider struggled, particularly toward the end of the reporting period when the company missed quarterly earnings estimates and suspended its 2025 earnings outlook on greater-than-anticipated costs in its Medicare business. Chief Executive Andrew Witty stepped down and company Chairman Stephen Hemsley, who served as UnitedHealth’s Chief Executive Officer for over a decade, returned to the position.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Class C/PNECX) at NAV(1) and with CDSC(2)	4.19%	9.20%	5.75%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 1000® Value Index	13.70%	13.93%	9.19%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$496,576
Total number of portfolio holdings	69
Total advisory fee paid (‘000s)	$2,470
Portfolio turnover rate as of the end of the reporting period	36%
Asset Allocation(1)
Financials	22%
Health Care	16%
Industrials	13%
Real Estate	11%
Utilities	9%
Energy	8%
Information Technology	6%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8292
Virtus NFJ Dividend Value Fund

Virtus NFJ Dividend Value Fund
Institutional Class / NFJEX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Institutional Class / NFJEX	$72	0.70%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Institutional Class shares at NAV returned 5.28%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 1000® Value Index, which serves as the style-specific index, returned 13.70%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate, health care, and utilities sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the energy and information technology (IT) sectors contributed. An underweight in communication services and an overweight in real estate detracted over the period. Conversely, an overweight in utilities and an underweight in consumer discretionary contributed to performance. The biggest individual contributors to performance during the 12-month period were Bank of America, Intuit, Citigroup, MonotaRO, and Eversource Energy. The biggest detractors from performance during the period were UnitedHealth Group, Alexandria Real Estate Equities, Thermo Fisher Scientific, Teleflex, and Prologis. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher-than-expected trading revenues as investors navigated volatile markets. Also, management continued to buy back shares, repurchasing $4.5 billion worth of shares in the first quarter of 2025 alone.

Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. Shares rose precipitously toward the end of the reporting period. Results from the tax-preparation season quarter included ahead-of-consensus growth within the consumer segment due in part to strong uptake of Intuit Assist, the company’s new artificial intelligence (AI) tool for tax preparation.

UnitedHealth Group	Negative	The healthcare insurer and provider struggled, particularly toward the end of the reporting period when the company missed quarterly earnings estimates and suspended its 2025 earnings outlook on greater-than-anticipated costs in its Medicare business. Chief Executive Andrew Witty stepped down and company Chairman Stephen Hemsley, who served as UnitedHealth’s Chief Executive Officer for over a decade, returned to the position.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Institutional Class/NFJEX) at NAV(1)	5.28%	10.34%	6.88%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 1000® Value Index	13.70%	13.93%	9.19%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$496,576
Total number of portfolio holdings	69
Total advisory fee paid (‘000s)	$2,470
Portfolio turnover rate as of the end of the reporting period	36%
Asset Allocation(1)
Financials	22%
Health Care	16%
Industrials	13%
Real Estate	11%
Utilities	9%
Energy	8%
Information Technology	6%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8293
Virtus NFJ Dividend Value Fund

Virtus NFJ Dividend Value Fund
Class R6 / ANDVX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class R6 / ANDVX	$67	0.65%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class R6 shares at NAV returned 5.26%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 1000® Value Index, which serves as the style-specific index, returned 13.70%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate, health care, and utilities sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the energy and information technology (IT) sectors contributed. An underweight in communication services and an overweight in real estate detracted over the period. Conversely, an overweight in utilities and an underweight in consumer discretionary contributed to performance. The biggest individual contributors to performance during the 12-month period were Bank of America, Intuit, Citigroup, MonotaRO, and Eversource Energy. The biggest detractors from performance during the period were UnitedHealth Group, Alexandria Real Estate Equities, Thermo Fisher Scientific, Teleflex, and Prologis. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher-than-expected trading revenues as investors navigated volatile markets. Also, management continued to buy back shares, repurchasing $4.5 billion worth of shares in the first quarter of 2025 alone.

Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. Shares rose precipitously toward the end of the reporting period. Results from the tax-preparation season quarter included ahead-of-consensus growth within the consumer segment due in part to strong uptake of Intuit Assist, the company’s new artificial intelligence (AI) tool for tax preparation.

UnitedHealth Group	Negative	The healthcare insurer and provider struggled, particularly toward the end of the reporting period when the company missed quarterly earnings estimates and suspended its 2025 earnings outlook on greater-than-anticipated costs in its Medicare business. Chief Executive Andrew Witty stepped down and company Chairman Stephen Hemsley, who served as UnitedHealth’s Chief Executive Officer for over a decade, returned to the position.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Class R6/ANDVX) at NAV(1)	5.26%	10.38%	6.93%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 1000® Value Index	13.70%	13.93%	9.19%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$496,576
Total number of portfolio holdings	69
Total advisory fee paid (‘000s)	$2,470
Portfolio turnover rate as of the end of the reporting period	36%
Asset Allocation(1)
Financials	22%
Health Care	16%
Industrials	13%
Real Estate	11%
Utilities	9%
Energy	8%
Information Technology	6%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8294
Virtus NFJ Dividend Value Fund

Virtus NFJ International Value Fund
Class A / AFJAX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class A / AFJAX	$158	1.42%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class A shares at NAV returned 23.00%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 17.72%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection within the consumer discretionary, financials, and materials sectors contributed to outperformance relative to the Fund’s style-specific benchmark during the fiscal year. In contrast, negative selection in the information technology (IT), health care, and utilities sectors somewhat detracted. By region, security selection across the U.K. and emerging markets (EM) contributed to performance, while selection in Europe ex-U.K. and North America somewhat detracted. From an allocation perspective, an overweight in consumer discretionary and underweight across Europe ex-U.K. detracted, while an underweight in consumer staples and overweight in North America contributed over the period. The biggest individual contributors to performance during the 12-month period were Standard Chartered, MonotaRO, Alibaba, Euronext, and Sony. The biggest detractors from performance during the period were Daiichi Sankyo, Samsung Electronics, ASML, Novo Nordisk, and Evolution AB. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Standard Chartered	Positive	The London-based bank largely beat earnings estimates over the reporting period, and shares reached a new near-decade high early in 2025 after management announced plans to start a $1.5 billion share buyback program. Management also raised full-year income guidance, and said that it expects to return at least $8 billion to shareholders between 2024 and 2026.

MonotaRO	Positive	The Japan-based online business-to-business retailer of maintenance, repair, and operating (MRO) supplies generally reported robust sales and profit growth over the reporting period.
Daiichi Sankyo	Negative	The Japan-based pharmaceutical company benefited from its solid drug pipeline and management projections for solid growth in its oncology business, with a new drug that produced best-in-class data for breast cancer treatment. However, the company moderated its earnings guidance, which disappointed some investors.

Samsung Electronics	Negative	Shares of the South Korean appliance, consumer electronics, and electronic components manufacturer largely declined in the first half of the reporting period. Signs of a potential U.S. slowdown sent South Korean equities into a steep downturn in early August 2024, while lower earnings from the semiconductor business negatively impacted shares toward the end of 2024. Notably, management announced plans for a $7 billion share buyback program in the fourth quarter of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Class A/AFJAX) at NAV(1)	23.00%	7.94%	2.48%
Virtus NFJ International Value Fund (Class A/AFJAX) at POP(2),(3)	16.24%	6.73%	1.90%
MSCI All Country World ex USA Index (net)	17.72%	10.13%	6.12%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$70,240
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$328
Portfolio turnover rate as of the end of the reporting period	56%
Asset Allocation(1)
Financials	24%
Consumer Discretionary	19%
Information Technology	14%
Materials	11%
Communication Services	7%
Health Care	7%
Industrials	6%
Other	12%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8302
Virtus NFJ International Value Fund

Virtus NFJ International Value Fund
Class C / AFJCX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class C / AFJCX	$239	2.15%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class C shares at NAV returned 22.08%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 17.72%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection within the consumer discretionary, financials, and materials sectors contributed to outperformance relative to the Fund’s style-specific benchmark during the fiscal year. In contrast, negative selection in the information technology (IT), health care, and utilities sectors somewhat detracted. By region, security selection across the U.K. and emerging markets (EM) contributed to performance, while selection in Europe ex-U.K. and North America somewhat detracted. From an allocation perspective, an overweight in consumer discretionary and underweight across Europe ex-U.K. detracted, while an underweight in consumer staples and overweight in North America contributed over the period. The biggest individual contributors to performance during the 12-month period were Standard Chartered, MonotaRO, Alibaba, Euronext, and Sony. The biggest detractors from performance during the period were Daiichi Sankyo, Samsung Electronics, ASML, Novo Nordisk, and Evolution AB. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Standard Chartered	Positive	The London-based bank largely beat earnings estimates over the reporting period, and shares reached a new near-decade high early in 2025 after management announced plans to start a $1.5 billion share buyback program. Management also raised full-year income guidance, and said that it expects to return at least $8 billion to shareholders between 2024 and 2026.

MonotaRO	Positive	The Japan-based online business-to-business retailer of maintenance, repair, and operating (MRO) supplies generally reported robust sales and profit growth over the reporting period.
Daiichi Sankyo	Negative	The Japan-based pharmaceutical company benefited from its solid drug pipeline and management projections for solid growth in its oncology business, with a new drug that produced best-in-class data for breast cancer treatment. However, the company moderated its earnings guidance, which disappointed some investors.

Samsung Electronics	Negative	Shares of the South Korean appliance, consumer electronics, and electronic components manufacturer largely declined in the first half of the reporting period. Signs of a potential U.S. slowdown sent South Korean equities into a steep downturn in early August 2024, while lower earnings from the semiconductor business negatively impacted shares toward the end of 2024. Notably, management announced plans for a $7 billion share buyback program in the fourth quarter of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Class C/AFJCX) at NAV(1) and with CDSC(2)	22.08%	7.15%	1.73%
MSCI All Country World ex USA Index (net)	17.72%	10.13%	6.12%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$70,240
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$328
Portfolio turnover rate as of the end of the reporting period	56%
Asset Allocation(1)
Financials	24%
Consumer Discretionary	19%
Information Technology	14%
Materials	11%
Communication Services	7%
Health Care	7%
Industrials	6%
Other	12%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8303
Virtus NFJ International Value Fund

Virtus NFJ International Value Fund
Institutional Class / ANJIX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Institutional Class / ANJIX	$118	1.06%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Institutional Class shares at NAV returned 23.46%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 17.72%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection within the consumer discretionary, financials, and materials sectors contributed to outperformance relative to the Fund’s style-specific benchmark during the fiscal year. In contrast, negative selection in the information technology (IT), health care, and utilities sectors somewhat detracted. By region, security selection across the U.K. and emerging markets (EM) contributed to performance, while selection in Europe ex-U.K. and North America somewhat detracted. From an allocation perspective, an overweight in consumer discretionary and underweight across Europe ex-U.K. detracted, while an underweight in consumer staples and overweight in North America contributed over the period. The biggest individual contributors to performance during the 12-month period were Standard Chartered, MonotaRO, Alibaba, Euronext, and Sony. The biggest detractors from performance during the period were Daiichi Sankyo, Samsung Electronics, ASML, Novo Nordisk, and Evolution AB. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Standard Chartered	Positive	The London-based bank largely beat earnings estimates over the reporting period, and shares reached a new near-decade high early in 2025 after management announced plans to start a $1.5 billion share buyback program. Management also raised full-year income guidance, and said that it expects to return at least $8 billion to shareholders between 2024 and 2026.

MonotaRO	Positive	The Japan-based online business-to-business retailer of maintenance, repair, and operating (MRO) supplies generally reported robust sales and profit growth over the reporting period.
Daiichi Sankyo	Negative	The Japan-based pharmaceutical company benefited from its solid drug pipeline and management projections for solid growth in its oncology business, with a new drug that produced best-in-class data for breast cancer treatment. However, the company moderated its earnings guidance, which disappointed some investors.

Samsung Electronics	Negative	Shares of the South Korean appliance, consumer electronics, and electronic components manufacturer largely declined in the first half of the reporting period. Signs of a potential U.S. slowdown sent South Korean equities into a steep downturn in early August 2024, while lower earnings from the semiconductor business negatively impacted shares toward the end of 2024. Notably, management announced plans for a $7 billion share buyback program in the fourth quarter of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Institutional Class/ANJIX) at NAV(1)	23.46%	8.32%	2.84%
MSCI All Country World ex USA Index (net)	17.72%	10.13%	6.12%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$70,240
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$328
Portfolio turnover rate as of the end of the reporting period	56%
Asset Allocation(1)
Financials	24%
Consumer Discretionary	19%
Information Technology	14%
Materials	11%
Communication Services	7%
Health Care	7%
Industrials	6%
Other	12%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8304
Virtus NFJ International Value Fund

Virtus NFJ International Value Fund
Class R6 / ANAVX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class R6 / ANAVX	$114	1.02%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class R6 shares at NAV returned 23.51%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 17.72%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection within the consumer discretionary, financials, and materials sectors contributed to outperformance relative to the Fund’s style-specific benchmark during the fiscal year. In contrast, negative selection in the information technology (IT), health care, and utilities sectors somewhat detracted. By region, security selection across the U.K. and emerging markets (EM) contributed to performance, while selection in Europe ex-U.K. and North America somewhat detracted. From an allocation perspective, an overweight in consumer discretionary and underweight across Europe ex-U.K. detracted, while an underweight in consumer staples and overweight in North America contributed over the period. The biggest individual contributors to performance during the 12-month period were Standard Chartered, MonotaRO, Alibaba, Euronext, and Sony. The biggest detractors from performance during the period were Daiichi Sankyo, Samsung Electronics, ASML, Novo Nordisk, and Evolution AB. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Standard Chartered	Positive	The London-based bank largely beat earnings estimates over the reporting period, and shares reached a new near-decade high early in 2025 after management announced plans to start a $1.5 billion share buyback program. Management also raised full-year income guidance, and said that it expects to return at least $8 billion to shareholders between 2024 and 2026.

MonotaRO	Positive	The Japan-based online business-to-business retailer of maintenance, repair, and operating (MRO) supplies generally reported robust sales and profit growth over the reporting period.
Daiichi Sankyo	Negative	The Japan-based pharmaceutical company benefited from its solid drug pipeline and management projections for solid growth in its oncology business, with a new drug that produced best-in-class data for breast cancer treatment. However, the company moderated its earnings guidance, which disappointed some investors.

Samsung Electronics	Negative	Shares of the South Korean appliance, consumer electronics, and electronic components manufacturer largely declined in the first half of the reporting period. Signs of a potential U.S. slowdown sent South Korean equities into a steep downturn in early August 2024, while lower earnings from the semiconductor business negatively impacted shares toward the end of 2024. Notably, management announced plans for a $7 billion share buyback program in the fourth quarter of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Class R6/ANAVX) at NAV(1)	23.51%	8.37%	2.89%
MSCI All Country World ex USA Index (net)	17.72%	10.13%	6.12%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$70,240
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$328
Portfolio turnover rate as of the end of the reporting period	56%
Asset Allocation(1)
Financials	24%
Consumer Discretionary	19%
Information Technology	14%
Materials	11%
Communication Services	7%
Health Care	7%
Industrials	6%
Other	12%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8305
Virtus NFJ International Value Fund

Virtus NFJ Large-Cap Value Fund
Class A / PNBAX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class A / PNBAX	$105	1.01%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class A shares at NAV returned 7.20%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 1000® Value Index, which serves as the style-specific index, returned 13.70%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate and health care sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the information technology (IT) sector contributed. An underweight in IT and an overweight in utilities contributed to performance. Conversely, an underweight in communication services and an overweight in energy detracted over the period. The biggest individual contributors to performance during the 12-month period were JPMorgan Chase, Morgan Stanley, Bank of America, PNC Financial Services Group, and Citigroup. The biggest detractors from performance during the period were UnitedHealth Group, Alexandria Real Estate Equities, LyondellBasell Industries, Edwards Lifesciences, and Teleflex. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
JPMorgan Chase	Positive	Over the 12-month period, the financial institution largely exceeded or met analysts’ estimates, due in part to higher-than-expected trading revenues as investors navigated volatile markets. Also, management boosted the quarterly dividend and authorized a new $50 billion share repurchase program in the second quarter.

Morgan Stanley	Positive	The financial services firm largely performed well over the 12-month period, as its investment banking arm benefited from increased deal activity while its investment management arm benefited from buoyant equity markets, particularly toward the end of 2024.

UnitedHealth Group	Negative	The healthcare insurer and provider struggled, particularly toward the end of the reporting period, when the company missed quarterly earnings estimates and suspended its 2025 earnings outlook on greater-than-anticipated costs in its Medicare business. Chief Executive Andrew Witty stepped down and company Chairman Stephen Hemsley, who served as UnitedHealth’s Chief Executive Officer for over a decade, returned to the position.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Large-Cap Value Fund (Class A/PNBAX) at NAV(1)	7.20%	10.10%	7.43%
Virtus NFJ Large-Cap Value Fund (Class A/PNBAX) at POP(2),(3)	1.30%	8.86%	6.83%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 1000® Value Index	13.70%	13.93%	9.19%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$273,564
Total number of portfolio holdings	98
Total advisory fee paid (‘000s)	$1,286
Portfolio turnover rate as of the end of the reporting period	41%
Asset Allocation(1)
Financials	21%
Industrials	16%
Health Care	15%
Information Technology	10%
Real Estate	9%
Energy	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8306
Virtus NFJ Large-Cap Value Fund

Virtus NFJ Large-Cap Value Fund
Class C / PNBCX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class C / PNBCX	$182	1.76%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class C shares at NAV returned 6.40%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 1000® Value Index, which serves as the style-specific index, returned 13.70%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate and health care sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the information technology (IT) sector contributed. An underweight in IT and an overweight in utilities contributed to performance. Conversely, an underweight in communication services and an overweight in energy detracted over the period. The biggest individual contributors to performance during the 12-month period were JPMorgan Chase, Morgan Stanley, Bank of America, PNC Financial Services Group, and Citigroup. The biggest detractors from performance during the period were UnitedHealth Group, Alexandria Real Estate Equities, LyondellBasell Industries, Edwards Lifesciences, and Teleflex. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
JPMorgan Chase	Positive	Over the 12-month period, the financial institution largely exceeded or met analysts’ estimates, due in part to higher-than-expected trading revenues as investors navigated volatile markets. Also, management boosted the quarterly dividend and authorized a new $50 billion share repurchase program in the second quarter.

Morgan Stanley	Positive	The financial services firm largely performed well over the 12-month period, as its investment banking arm benefited from increased deal activity while its investment management arm benefited from buoyant equity markets, particularly toward the end of 2024.

UnitedHealth Group	Negative	The healthcare insurer and provider struggled, particularly toward the end of the reporting period, when the company missed quarterly earnings estimates and suspended its 2025 earnings outlook on greater-than-anticipated costs in its Medicare business. Chief Executive Andrew Witty stepped down and company Chairman Stephen Hemsley, who served as UnitedHealth’s Chief Executive Officer for over a decade, returned to the position.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Large-Cap Value Fund (Class C/PNBCX) at NAV(1) and with CDSC(2)	6.40%	9.27%	6.62%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 1000® Value Index	13.70%	13.93%	9.19%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$273,564
Total number of portfolio holdings	98
Total advisory fee paid (‘000s)	$1,286
Portfolio turnover rate as of the end of the reporting period	41%
Asset Allocation(1)
Financials	21%
Industrials	16%
Health Care	15%
Information Technology	10%
Real Estate	9%
Energy	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8307
Virtus NFJ Large-Cap Value Fund

Virtus NFJ Large-Cap Value Fund
Institutional Class / ANVIX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Institutional Class / ANVIX	$78	0.75%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Institutional Class shares at NAV returned 7.48%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 1000® Value Index, which serves as the style-specific index, returned 13.70%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate and health care sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the information technology (IT) sector contributed. An underweight in IT and an overweight in utilities contributed to performance. Conversely, an underweight in communication services and an overweight in energy detracted over the period. The biggest individual contributors to performance during the 12-month period were JPMorgan Chase, Morgan Stanley, Bank of America, PNC Financial Services Group, and Citigroup. The biggest detractors from performance during the period were UnitedHealth Group, Alexandria Real Estate Equities, LyondellBasell Industries, Edwards Lifesciences, and Teleflex. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
JPMorgan Chase	Positive	Over the 12-month period, the financial institution largely exceeded or met analysts’ estimates, due in part to higher-than-expected trading revenues as investors navigated volatile markets. Also, management boosted the quarterly dividend and authorized a new $50 billion share repurchase program in the second quarter.

Morgan Stanley	Positive	The financial services firm largely performed well over the 12-month period, as its investment banking arm benefited from increased deal activity while its investment management arm benefited from buoyant equity markets, particularly toward the end of 2024.

UnitedHealth Group	Negative	The healthcare insurer and provider struggled, particularly toward the end of the reporting period, when the company missed quarterly earnings estimates and suspended its 2025 earnings outlook on greater-than-anticipated costs in its Medicare business. Chief Executive Andrew Witty stepped down and company Chairman Stephen Hemsley, who served as UnitedHealth’s Chief Executive Officer for over a decade, returned to the position.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Large-Cap Value Fund (Institutional Class/ANVIX) at NAV(1)	7.48%	10.39%	7.77%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 1000® Value Index	13.70%	13.93%	9.19%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$273,564
Total number of portfolio holdings	98
Total advisory fee paid (‘000s)	$1,286
Portfolio turnover rate as of the end of the reporting period	41%
Asset Allocation(1)
Financials	21%
Industrials	16%
Health Care	15%
Information Technology	10%
Real Estate	9%
Energy	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8308
Virtus NFJ Large-Cap Value Fund

Virtus NFJ Large-Cap Value Fund
Class R6 / VAAGX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class R6 / VAAGX	$67	0.65%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class R6 shares at NAV returned 7.59%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 1000® Value Index, which serves as the style-specific index, returned 13.70%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate and health care sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the information technology (IT) sector contributed. An underweight in IT and an overweight in utilities contributed to performance. Conversely, an underweight in communication services and an overweight in energy detracted over the period. The biggest individual contributors to performance during the 12-month period were JPMorgan Chase, Morgan Stanley, Bank of America, PNC Financial Services Group, and Citigroup. The biggest detractors from performance during the period were UnitedHealth Group, Alexandria Real Estate Equities, LyondellBasell Industries, Edwards Lifesciences, and Teleflex. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
JPMorgan Chase	Positive	Over the 12-month period, the financial institution largely exceeded or met analysts’ estimates, due in part to higher-than-expected trading revenues as investors navigated volatile markets. Also, management boosted the quarterly dividend and authorized a new $50 billion share repurchase program in the second quarter.

Morgan Stanley	Positive	The financial services firm largely performed well over the 12-month period, as its investment banking arm benefited from increased deal activity while its investment management arm benefited from buoyant equity markets, particularly toward the end of 2024.

UnitedHealth Group	Negative	The healthcare insurer and provider struggled, particularly toward the end of the reporting period, when the company missed quarterly earnings estimates and suspended its 2025 earnings outlook on greater-than-anticipated costs in its Medicare business. Chief Executive Andrew Witty stepped down and company Chairman Stephen Hemsley, who served as UnitedHealth’s Chief Executive Officer for over a decade, returned to the position.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (October 29, 2021). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	Since Inception
Virtus NFJ Large-Cap Value Fund (Class R6/VAAGX) at NAV(1)	7.59%	3.15%
FT Wilshire 5000 Index	15.21%	8.99%
Russell 1000® Value Index	13.70%	6.99%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$273,564
Total number of portfolio holdings	98
Total advisory fee paid (‘000s)	$1,286
Portfolio turnover rate as of the end of the reporting period	41%
Asset Allocation(1)
Financials	21%
Industrials	16%
Health Care	15%
Information Technology	10%
Real Estate	9%
Energy	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8309
Virtus NFJ Large-Cap Value Fund

Virtus NFJ Mid-Cap Value Fund
Class A / PQNAX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class A / PQNAX	$103	1.00%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class A shares at NAV returned 5.55%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell Midcap® Value Index, which serves as the style-specific index, returned 11.53%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate, financials, and consumer discretionary sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the industrials and communication services sectors contributed. Overweight positions in utilities and financials contributed to performance. Conversely, an underweight in communication services and an overweight in health care detracted over the period. The biggest individual contributors to performance during the 12-month period were VeriSign, Northern Trust, Veeva Systems, WEC Energy Group, and MonotaRO. The biggest detractors from performance during the period were Alexandria Real Estate Equities, AES, Edwards Lifesciences, Teleflex, and Rexford Industrial Realty. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
VeriSign	Positive	The internet services company and domain-name-registry provider reported generally solid quarterly results during the period. Management initiated a dividend and shares reached an all-time high in the second quarter of 2025.

Northern Trust	Positive	Shares of the investment manager rose, particularly toward the end of the reporting period, when Bank of New York Mellon expressed interest in merging the two companies. While no formal bid was issued, investors responded favorably to the news.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.

AES	Negative	The electric utility struggled, particularly toward the end of 2024, when quarterly revenue results disappointed investors. Management increased the quarterly dividend by 2% in December 2024, and in early 2025 issued earnings per share guidance for the year that was ahead of consensus.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Mid-Cap Value Fund (Class A/PQNAX) at NAV(1)	5.55%	9.76%	7.31%
Virtus NFJ Mid-Cap Value Fund (Class A/PQNAX) at POP(2),(3)	(0.25)%	8.52%	6.70%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell Midcap® Value Index	11.53%	13.71%	8.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$584,777
Total number of portfolio holdings	97
Total advisory fee paid (‘000s)	$2,808
Portfolio turnover rate as of the end of the reporting period	57%
Asset Allocation(1)
Financials	19%
Industrials	15%
Real Estate	15%
Health Care	11%
Consumer Discretionary	9%
Materials	8%
Information Technology	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8310
Virtus NFJ Mid-Cap Value Fund

Virtus NFJ Mid-Cap Value Fund
Class C / PQNCX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class C / PQNCX	$179	1.75%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class C shares at NAV returned 4.75%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell Midcap® Value Index, which serves as the style-specific index, returned 11.53%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate, financials, and consumer discretionary sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the industrials and communication services sectors contributed. Overweight positions in utilities and financials contributed to performance. Conversely, an underweight in communication services and an overweight in health care detracted over the period. The biggest individual contributors to performance during the 12-month period were VeriSign, Northern Trust, Veeva Systems, WEC Energy Group, and MonotaRO. The biggest detractors from performance during the period were Alexandria Real Estate Equities, AES, Edwards Lifesciences, Teleflex, and Rexford Industrial Realty. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
VeriSign	Positive	The internet services company and domain-name-registry provider reported generally solid quarterly results during the period. Management initiated a dividend and shares reached an all-time high in the second quarter of 2025.

Northern Trust	Positive	Shares of the investment manager rose, particularly toward the end of the reporting period, when Bank of New York Mellon expressed interest in merging the two companies. While no formal bid was issued, investors responded favorably to the news.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.

AES	Negative	The electric utility struggled, particularly toward the end of 2024, when quarterly revenue results disappointed investors. Management increased the quarterly dividend by 2% in December 2024, and in early 2025 issued earnings per share guidance for the year that was ahead of consensus.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Mid-Cap Value Fund (Class C/PQNCX) at NAV(1) and with CDSC(2)	4.75%	8.94%	6.51%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell Midcap® Value Index	11.53%	13.71%	8.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$584,777
Total number of portfolio holdings	97
Total advisory fee paid (‘000s)	$2,808
Portfolio turnover rate as of the end of the reporting period	57%
Asset Allocation(1)
Financials	19%
Industrials	15%
Real Estate	15%
Health Care	11%
Consumer Discretionary	9%
Materials	8%
Information Technology	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8311
Virtus NFJ Mid-Cap Value Fund

Virtus NFJ Mid-Cap Value Fund
Institutional Class / PRNIX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Institutional Class / PRNIX	$67	0.65%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Institutional Class shares at NAV returned 5.90%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell Midcap® Value Index, which serves as the style-specific index, returned 11.53%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate, financials, and consumer discretionary sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the industrials and communication services sectors contributed. Overweight positions in utilities and financials contributed to performance. Conversely, an underweight in communication services and an overweight in health care detracted over the period. The biggest individual contributors to performance during the 12-month period were VeriSign, Northern Trust, Veeva Systems, WEC Energy Group, and MonotaRO. The biggest detractors from performance during the period were Alexandria Real Estate Equities, AES, Edwards Lifesciences, Teleflex, and Rexford Industrial Realty. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
VeriSign	Positive	The internet services company and domain-name-registry provider reported generally solid quarterly results during the period. Management initiated a dividend and shares reached an all-time high in the second quarter of 2025.

Northern Trust	Positive	Shares of the investment manager rose, particularly toward the end of the reporting period, when Bank of New York Mellon expressed interest in merging the two companies. While no formal bid was issued, investors responded favorably to the news.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.

AES	Negative	The electric utility struggled, particularly toward the end of 2024, when quarterly revenue results disappointed investors. Management increased the quarterly dividend by 2% in December 2024, and in early 2025 issued earnings per share guidance for the year that was ahead of consensus.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Mid-Cap Value Fund (Institutional Class/PRNIX) at NAV(1)	5.90%	10.15%	7.69%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell Midcap® Value Index	11.53%	13.71%	8.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$584,777
Total number of portfolio holdings	97
Total advisory fee paid (‘000s)	$2,808
Portfolio turnover rate as of the end of the reporting period	57%
Asset Allocation(1)
Financials	19%
Industrials	15%
Real Estate	15%
Health Care	11%
Consumer Discretionary	9%
Materials	8%
Information Technology	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8312
Virtus NFJ Mid-Cap Value Fund

Virtus NFJ Mid-Cap Value Fund
Class R6 / ANPRX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class R6 / ANPRX	$62	0.60%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class R6 shares at NAV returned 5.99%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell Midcap® Value Index, which serves as the style-specific index, returned 11.53%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate, financials, and consumer discretionary sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the industrials and communication services sectors contributed. Overweight positions in utilities and financials contributed to performance. Conversely, an underweight in communication services and an overweight in health care detracted over the period. The biggest individual contributors to performance during the 12-month period were VeriSign, Northern Trust, Veeva Systems, WEC Energy Group, and MonotaRO. The biggest detractors from performance during the period were Alexandria Real Estate Equities, AES, Edwards Lifesciences, Teleflex, and Rexford Industrial Realty. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
VeriSign	Positive	The internet services company and domain-name-registry provider reported generally solid quarterly results during the period. Management initiated a dividend and shares reached an all-time high in the second quarter of 2025.

Northern Trust	Positive	Shares of the investment manager rose, particularly toward the end of the reporting period, when Bank of New York Mellon expressed interest in merging the two companies. While no formal bid was issued, investors responded favorably to the news.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.

AES	Negative	The electric utility struggled, particularly toward the end of 2024, when quarterly revenue results disappointed investors. Management increased the quarterly dividend by 2% in December 2024, and in early 2025 issued earnings per share guidance for the year that was ahead of consensus.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 18, 2017). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	Since Inception
Virtus NFJ Mid-Cap Value Fund (Class R6/ANPRX) at NAV(1)	5.99%	10.20%	5.32%
FT Wilshire 5000 Index	15.21%	16.16%	13.07%
Russell Midcap® Value Index	11.53%	13.71%	7.61%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$584,777
Total number of portfolio holdings	97
Total advisory fee paid (‘000s)	$2,808
Portfolio turnover rate as of the end of the reporting period	57%
Asset Allocation(1)
Financials	19%
Industrials	15%
Real Estate	15%
Health Care	11%
Consumer Discretionary	9%
Materials	8%
Information Technology	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8313
Virtus NFJ Mid-Cap Value Fund

Virtus NFJ Small-Cap Value Fund
Class A / PCVAX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class A / PCVAX	$118	1.17%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class A shares at NAV returned 1.51%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 2000® Value Index, which serves as the style-specific index, returned 5.54%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the information technology (IT), materials, and energy sectors detracted from performance during the fiscal year relative to the Fund’s style-specific benchmark. Stock selection in the industrials and financials sectors contributed. An underweight in energy and an overweight in financials contributed to performance. Conversely, underweight exposures in communication services and IT detracted over the period. The biggest individual contributors to performance for the 12-month period were Coeur Mining, Stock Yards Bancorp, Dana, MonotaRO, and Community Financial System. The biggest detractors from performance during the period were Helmerich & Payne, Vital Energy, Winnebago Industries, SM Energy, and American Eagle Outfitters. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coeur Mining	Positive	The silver and gold producer benefited from higher precious metal prices, with gold prices at all-time highs and the price of silver buoyed by economic uncertainty and increased industrial demand. Management authorized a $75 million share repurchase program toward the end of the reporting period.

Stock Yards Bancorp	Positive	The high-quality commercial bank reported generally strong quarterly results over the period, benefitting in part from higher loan yields, strong loan and deposit growth, and lower operating expenses.
Helmerich & Payne	Negative	The oilfield services provider was negatively impacted by lower oil prices, which can hamper exploration and production spending.
Vital Energy	Negative	Results for the oil and gas exploration and production company were somewhat challenged by lower oil prices. The company acquired and began integrating Point Energy Partners during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Class A/PCVAX) at NAV(1)	1.51%	9.50%	4.07%
Virtus NFJ Small-Cap Value Fund (Class A/PCVAX) at POP(2),(3)	(4.07)%	8.27%	3.48%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 2000® Value Index	5.54%	12.47%	6.72%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$253,860
Total number of portfolio holdings	99
Total advisory fee paid (‘000s)	$1,558
Portfolio turnover rate as of the end of the reporting period	48%
Asset Allocation(1)
Financials	29%
Industrials	13%
Real Estate	12%
Consumer Discretionary	11%
Health Care	8%
Materials	7%
Utilities	6%
Other	14%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8314
Virtus NFJ Small-Cap Value Fund

Virtus NFJ Small-Cap Value Fund
Class C / PCVCX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class C / PCVCX	$193	1.92%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class C shares at NAV returned 0.68%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 2000® Value Index, which serves as the style-specific index, returned 5.54%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the information technology (IT), materials, and energy sectors detracted from performance during the fiscal year relative to the Fund’s style-specific benchmark. Stock selection in the industrials and financials sectors contributed. An underweight in energy and an overweight in financials contributed to performance. Conversely, underweight exposures in communication services and IT detracted over the period. The biggest individual contributors to performance for the 12-month period were Coeur Mining, Stock Yards Bancorp, Dana, MonotaRO, and Community Financial System. The biggest detractors from performance during the period were Helmerich & Payne, Vital Energy, Winnebago Industries, SM Energy, and American Eagle Outfitters. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coeur Mining	Positive	The silver and gold producer benefited from higher precious metal prices, with gold prices at all-time highs and the price of silver buoyed by economic uncertainty and increased industrial demand. Management authorized a $75 million share repurchase program toward the end of the reporting period.

Stock Yards Bancorp	Positive	The high-quality commercial bank reported generally strong quarterly results over the period, benefitting in part from higher loan yields, strong loan and deposit growth, and lower operating expenses.
Helmerich & Payne	Negative	The oilfield services provider was negatively impacted by lower oil prices, which can hamper exploration and production spending.
Vital Energy	Negative	Results for the oil and gas exploration and production company were somewhat challenged by lower oil prices. The company acquired and began integrating Point Energy Partners during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Class C/PCVCX) at NAV(1) and with CDSC(2)	0.68%	8.68%	3.30%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 2000® Value Index	5.54%	12.47%	6.72%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$253,860
Total number of portfolio holdings	99
Total advisory fee paid (‘000s)	$1,558
Portfolio turnover rate as of the end of the reporting period	48%
Asset Allocation(1)
Financials	29%
Industrials	13%
Real Estate	12%
Consumer Discretionary	11%
Health Care	8%
Materials	7%
Utilities	6%
Other	14%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8315
Virtus NFJ Small-Cap Value Fund

Virtus NFJ Small-Cap Value Fund
Institutional Class / PSVIX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Institutional Class / PSVIX	$83	0.82%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Institutional Class shares at NAV returned 1.84%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 2000® Value Index, which serves as the style-specific index, returned 5.54%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the information technology (IT), materials, and energy sectors detracted from performance during the fiscal year relative to the Fund’s style-specific benchmark. Stock selection in the industrials and financials sectors contributed. An underweight in energy and an overweight in financials contributed to performance. Conversely, underweight exposures in communication services and IT detracted over the period. The biggest individual contributors to performance for the 12-month period were Coeur Mining, Stock Yards Bancorp, Dana, MonotaRO, and Community Financial System. The biggest detractors from performance during the period were Helmerich & Payne, Vital Energy, Winnebago Industries, SM Energy, and American Eagle Outfitters. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coeur Mining	Positive	The silver and gold producer benefited from higher precious metal prices, with gold prices at all-time highs and the price of silver buoyed by economic uncertainty and increased industrial demand. Management authorized a $75 million share repurchase program toward the end of the reporting period.

Stock Yards Bancorp	Positive	The high-quality commercial bank reported generally strong quarterly results over the period, benefitting in part from higher loan yields, strong loan and deposit growth, and lower operating expenses.
Helmerich & Payne	Negative	The oilfield services provider was negatively impacted by lower oil prices, which can hamper exploration and production spending.
Vital Energy	Negative	Results for the oil and gas exploration and production company were somewhat challenged by lower oil prices. The company acquired and began integrating Point Energy Partners during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Institutional Class/PSVIX) at NAV(1)	1.84%	9.88%	4.44%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 2000® Value Index	5.54%	12.47%	6.72%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$253,860
Total number of portfolio holdings	99
Total advisory fee paid (‘000s)	$1,558
Portfolio turnover rate as of the end of the reporting period	48%
Asset Allocation(1)
Financials	29%
Industrials	13%
Real Estate	12%
Consumer Discretionary	11%
Health Care	8%
Materials	7%
Utilities	6%
Other	14%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8316
Virtus NFJ Small-Cap Value Fund

Virtus NFJ Small-Cap Value Fund
Class R6 / ANFVX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class R6 / ANFVX	$78	0.77%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class R6 shares at NAV returned 1.89%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 2000® Value Index, which serves as the style-specific index, returned 5.54%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the information technology (IT), materials, and energy sectors detracted from performance during the fiscal year relative to the Fund’s style-specific benchmark. Stock selection in the industrials and financials sectors contributed. An underweight in energy and an overweight in financials contributed to performance. Conversely, underweight exposures in communication services and IT detracted over the period. The biggest individual contributors to performance for the 12-month period were Coeur Mining, Stock Yards Bancorp, Dana, MonotaRO, and Community Financial System. The biggest detractors from performance during the period were Helmerich & Payne, Vital Energy, Winnebago Industries, SM Energy, and American Eagle Outfitters. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coeur Mining	Positive	The silver and gold producer benefited from higher precious metal prices, with gold prices at all-time highs and the price of silver buoyed by economic uncertainty and increased industrial demand. Management authorized a $75 million share repurchase program toward the end of the reporting period.

Stock Yards Bancorp	Positive	The high-quality commercial bank reported generally strong quarterly results over the period, benefitting in part from higher loan yields, strong loan and deposit growth, and lower operating expenses.
Helmerich & Payne	Negative	The oilfield services provider was negatively impacted by lower oil prices, which can hamper exploration and production spending.
Vital Energy	Negative	Results for the oil and gas exploration and production company were somewhat challenged by lower oil prices. The company acquired and began integrating Point Energy Partners during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Class R6/ANFVX) at NAV(1)	1.89%	9.94%	4.50%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 2000® Value Index	5.54%	12.47%	6.72%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$253,860
Total number of portfolio holdings	99
Total advisory fee paid (‘000s)	$1,558
Portfolio turnover rate as of the end of the reporting period	48%
Asset Allocation(1)
Financials	29%
Industrials	13%
Real Estate	12%
Consumer Discretionary	11%
Health Care	8%
Materials	7%
Utilities	6%
Other	14%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8317
Virtus NFJ Small-Cap Value Fund

Virtus Silvant Focused Growth Fund
Class A / PGWAX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class A / PGWAX	$104	0.96%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class A shares at NAV returned 17.50%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 17.22%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. The Fund had nine holdings across six major economic sectors that added relative outperformance, when compared with the Russell 1000® Growth Index. Stock selection within health care and information technology detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were Royal Caribbean, GE Vernova, Netflix, GE Aerospace, and Fair Isaac. The biggest detractors from relative performance during the period were Edwards Lifesciences, Broadcom, UnitedHealth, Applied Materials, and Eli Lilly. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Royal Caribbean	Positive	Royal Caribbean is a cruise company that owns and operates the Royal Caribbean International, Celebrity Cruises, and Silversea Cruises brands. The company continued to perform well due to strong demand that enabled higher pricing across key products.

GE Vernova	Positive	GE Vernova’s products and services generate, transfer, orchestrate, convert, and store electricity. The company outperformed due to better-than-expected quarterly earnings results and strong order growth. Demand for power production and electrification equipment drove the strong results.

UnitedHealth Group	Negative	UnitedHealth Group underperformed during the first half of 2025 after reporting weak first quarter business results that missed both revenue and earnings expectations. The company also experienced Medicare Advantage care trend activity above expectations, resulting in higher costs. The subsequent Chief Executive Officer turnover added to the uncertainty.

Edwards Lifesciences	Negative	Edwards Lifesciences engages in patient-focused medical innovations for heart disease and critical care monitoring. The company reported disappointing second quarter 2024 business fundamentals despite already lowered expectations.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Silvant Focused Growth Fund (Class A/PGWAX) at NAV(1)	17.50%	19.09%	16.72%
Virtus Silvant Focused Growth Fund (Class A/PGWAX) at POP(2),(3)	11.04%	17.75%	16.06%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 1000® Growth Index	17.22%	18.15%	17.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,626,635
Total number of portfolio holdings	25
Total advisory fee paid (‘000s)	$6,305
Portfolio turnover rate as of the end of the reporting period	20%
Asset Allocation(1)
Information Technology	48%
Communication Services	16%
Consumer Discretionary	13%
Industrials	10%
Health Care	6%
Financials	5%
Materials	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8363
Virtus Silvant Focused Growth Fund

Virtus Silvant Focused Growth Fund
Class C / PGWCX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class C / PGWCX	$186	1.72%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class C shares at NAV returned 16.63%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 17.22%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. The Fund had nine holdings across six major economic sectors that added relative outperformance, when compared with the Russell 1000® Growth Index. Stock selection within health care and information technology detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were Royal Caribbean, GE Vernova, Netflix, GE Aerospace, and Fair Isaac. The biggest detractors from relative performance during the period were Edwards Lifesciences, Broadcom, UnitedHealth, Applied Materials, and Eli Lilly. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Royal Caribbean	Positive	Royal Caribbean is a cruise company that owns and operates the Royal Caribbean International, Celebrity Cruises, and Silversea Cruises brands. The company continued to perform well due to strong demand that enabled higher pricing across key products.

GE Vernova	Positive	GE Vernova’s products and services generate, transfer, orchestrate, convert, and store electricity. The company outperformed due to better-than-expected quarterly earnings results and strong order growth. Demand for power production and electrification equipment drove the strong results.

UnitedHealth Group	Negative	UnitedHealth Group underperformed during the first half of 2025 after reporting weak first quarter business results that missed both revenue and earnings expectations. The company also experienced Medicare Advantage care trend activity above expectations, resulting in higher costs. The subsequent Chief Executive Officer turnover added to the uncertainty.

Edwards Lifesciences	Negative	Edwards Lifesciences engages in patient-focused medical innovations for heart disease and critical care monitoring. The company reported disappointing second quarter 2024 business fundamentals despite already lowered expectations.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Silvant Focused Growth Fund (Class C/PGWCX) at NAV(1) and with CDSC(2)	16.63%	18.19%	15.83%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 1000® Growth Index	17.22%	18.15%	17.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,626,635
Total number of portfolio holdings	25
Total advisory fee paid (‘000s)	$6,305
Portfolio turnover rate as of the end of the reporting period	20%
Asset Allocation(1)
Information Technology	48%
Communication Services	16%
Consumer Discretionary	13%
Industrials	10%
Health Care	6%
Financials	5%
Materials	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8364
Virtus Silvant Focused Growth Fund

Virtus Silvant Focused Growth Fund
Institutional Class / PGFIX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Institutional Class / PGFIX	$73	0.67%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2025, the Fund’s Institutional Class shares at NAV returned 17.84%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 17.22%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. The Fund had nine holdings across six major economic sectors that added relative outperformance, when compared with the Russell 1000® Growth Index. Stock selection within health care and information technology detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were Royal Caribbean, GE Vernova, Netflix, GE Aerospace, and Fair Isaac. The biggest detractors from relative performance during the period were Edwards Lifesciences, Broadcom, UnitedHealth, Applied Materials, and Eli Lilly. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Royal Caribbean	Positive	Royal Caribbean is a cruise company that owns and operates the Royal Caribbean International, Celebrity Cruises, and Silversea Cruises brands. The company continued to perform well due to strong demand that enabled higher pricing across key products.

GE Vernova	Positive	GE Vernova’s products and services generate, transfer, orchestrate, convert, and store electricity. The company outperformed due to better-than-expected quarterly earnings results and strong order growth. Demand for power production and electrification equipment drove the strong results.

UnitedHealth Group	Negative	UnitedHealth Group underperformed during the first half of 2025 after reporting weak first quarter business results that missed both revenue and earnings expectations. The company also experienced Medicare Advantage care trend activity above expectations, resulting in higher costs. The subsequent Chief Executive Officer turnover added to the uncertainty.

Edwards Lifesciences	Negative	Edwards Lifesciences engages in patient-focused medical innovations for heart disease and critical care monitoring. The company reported disappointing second quarter 2024 business fundamentals despite already lowered expectations.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Silvant Focused Growth Fund (Institutional Class/PGFIX) at NAV(1)	17.84%	19.43%	17.08%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 1000® Growth Index	17.22%	18.15%	17.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,626,635
Total number of portfolio holdings	25
Total advisory fee paid (‘000s)	$6,305
Portfolio turnover rate as of the end of the reporting period	20%
Asset Allocation(1)
Information Technology	48%
Communication Services	16%
Consumer Discretionary	13%
Industrials	10%
Health Care	6%
Financials	5%
Materials	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8365
Virtus Silvant Focused Growth Fund

Virtus Silvant Focused Growth Fund
Class R6 / AFGFX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class R6 / AFGFX	$68	0.62%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class R6 shares at NAV returned 17.92%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 17.22%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. The Fund had nine holdings across six major economic sectors that added relative outperformance, when compared with the Russell 1000® Growth Index. Stock selection within health care and information technology detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were Royal Caribbean, GE Vernova, Netflix, GE Aerospace, and Fair Isaac. The biggest detractors from relative performance during the period were Edwards Lifesciences, Broadcom, UnitedHealth, Applied Materials, and Eli Lilly. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Royal Caribbean	Positive	Royal Caribbean is a cruise company that owns and operates the Royal Caribbean International, Celebrity Cruises, and Silversea Cruises brands. The company continued to perform well due to strong demand that enabled higher pricing across key products.

GE Vernova	Positive	GE Vernova’s products and services generate, transfer, orchestrate, convert, and store electricity. The company outperformed due to better-than-expected quarterly earnings results and strong order growth. Demand for power production and electrification equipment drove the strong results.

UnitedHealth Group	Negative	UnitedHealth Group underperformed during the first half of 2025 after reporting weak first quarter business results that missed both revenue and earnings expectations. The company also experienced Medicare Advantage care trend activity above expectations, resulting in higher costs. The subsequent Chief Executive Officer turnover added to the uncertainty.

Edwards Lifesciences	Negative	Edwards Lifesciences engages in patient-focused medical innovations for heart disease and critical care monitoring. The company reported disappointing second quarter 2024 business fundamentals despite already lowered expectations.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 14, 2015). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	Since Inception
Virtus Silvant Focused Growth Fund (Class R6/AFGFX) at NAV(1)	17.92%	19.49%	17.79%
FT Wilshire 5000 Index	15.21%	16.16%	14.11%
Russell 1000® Growth Index	17.22%	18.15%	17.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,626,635
Total number of portfolio holdings	25
Total advisory fee paid (‘000s)	$6,305
Portfolio turnover rate as of the end of the reporting period	20%
Asset Allocation(1)
Information Technology	48%
Communication Services	16%
Consumer Discretionary	13%
Industrials	10%
Health Care	6%
Financials	5%
Materials	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8366
Virtus Silvant Focused Growth Fund

Virtus Silvant Mid-Cap Growth Fund
Class A / RMDAX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class A / RMDAX	$113	0.99%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class A shares at NAV returned 27.36%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell Midcap® Growth Index, which serves as the style-specific index, returned 26.49%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index in six major economic sectors. In addition, the Fund held approximately 36 stocks that gained more than 20% during the 12-month period. Stock selection within the industrials, financials, materials, and communication services sectors added the most in relative value. Stock selection within the health care and energy sectors detracted from relative performance. The biggest contributors to relative investment performance for the 12-month period were Spotify, Robinhood Markets, Royal Caribbean, Quanta Services, and Axon Enterprises. The biggest detractors from relative performance during the period were Trade Desk, Lam Research, Diamondback Energy, Entegris, and Roblox. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Spotify Technology	Positive	Spotify provides digital music services through Premium and Ad-Supported segments. The company reported first quarter 2025 financial results showing the strongest growth in Premium subscribers since 2020. Management highlighted the company’s business resilience (high engagement and retention) and flexibility (freemium model) as reasons for their success.

Robinhood Markets	Positive	Robinhood Markets is a financial services platform that provides retail brokerage and trading services, as well as cash management and debit card services. The company outperformed as equity options trading volumes touched all-time highs during the first quarter of 2025 and the crypto segment reported its second-largest quarter since 2021.

Diamondback Energy	Negative	Diamondback Energy engages in the acquisition, development, exploration, and exploitation of oil and natural gas. The company underperformed as an oversupplied oil market resulted in weaker commodity prices through much of 2025. The company’s management cut capital expenditures to focus on generating cash flow.

Trade Desk	Negative	Trade Desk provides a self-service, cloud-based ad-buying platform. The company posted weaker results for the fourth quarter of 2024 and issued lower than expected guidance for the first quarter of 2025. The company struggled to execute a large-scale reorganization, including the rollout of a new media buying platform called Kokai.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Silvant Mid-Cap Growth Fund (Class A/RMDAX) at NAV(1)	27.36%	13.18%	13.03%
Virtus Silvant Mid-Cap Growth Fund (Class A/RMDAX) at POP(2),(3)	20.36%	11.90%	12.39%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell Midcap® Growth Index	26.49%	12.65%	12.13%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$402,076
Total number of portfolio holdings	77
Total advisory fee paid (‘000s)	$1,636
Portfolio turnover rate as of the end of the reporting period	43%
Asset Allocation(1)
Industrials	25%
Information Technology	20%
Consumer Discretionary	16%
Financials	12%
Health Care	12%
Communication Services	8%
Utilities	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8370
Virtus Silvant Mid-Cap Growth Fund

Virtus Silvant Mid-Cap Growth Fund
Class C / RMDCX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class C / RMDCX	$201	1.78%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class C shares at NAV returned 26.14%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell Midcap® Growth Index, which serves as the style-specific index, returned 26.49%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index in six major economic sectors. In addition, the Fund held approximately 36 stocks that gained more than 20% during the 12-month period. Stock selection within the industrials, financials, materials, and communication services sectors added the most in relative value. Stock selection within the health care and energy sectors detracted from relative performance. The biggest contributors to relative investment performance for the 12-month period were Spotify, Robinhood Markets, Royal Caribbean, Quanta Services, and Axon Enterprises. The biggest detractors from relative performance during the period were Trade Desk, Lam Research, Diamondback Energy, Entegris, and Roblox. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Spotify Technology	Positive	Spotify provides digital music services through Premium and Ad-Supported segments. The company reported first quarter 2025 financial results showing the strongest growth in Premium subscribers since 2020. Management highlighted the company’s business resilience (high engagement and retention) and flexibility (freemium model) as reasons for their success.

Robinhood Markets	Positive	Robinhood Markets is a financial services platform that provides retail brokerage and trading services, as well as cash management and debit card services. The company outperformed as equity options trading volumes touched all-time highs during the first quarter of 2025 and the crypto segment reported its second-largest quarter since 2021.

Diamondback Energy	Negative	Diamondback Energy engages in the acquisition, development, exploration, and exploitation of oil and natural gas. The company underperformed as an oversupplied oil market resulted in weaker commodity prices through much of 2025. The company’s management cut capital expenditures to focus on generating cash flow.

Trade Desk	Negative	Trade Desk provides a self-service, cloud-based ad-buying platform. The company posted weaker results for the fourth quarter of 2024 and issued lower than expected guidance for the first quarter of 2025. The company struggled to execute a large-scale reorganization, including the rollout of a new media buying platform called Kokai.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Silvant Mid-Cap Growth Fund (Class C/RMDCX) at NAV(1) and with CDSC(2)	26.14%	12.24%	12.16%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell Midcap® Growth Index	26.49%	12.65%	12.13%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$402,076
Total number of portfolio holdings	77
Total advisory fee paid (‘000s)	$1,636
Portfolio turnover rate as of the end of the reporting period	43%
Asset Allocation(1)
Industrials	25%
Information Technology	20%
Consumer Discretionary	16%
Financials	12%
Health Care	12%
Communication Services	8%
Utilities	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8371
Virtus Silvant Mid-Cap Growth Fund

Virtus Silvant Mid-Cap Growth Fund
Institutional Class / DRMCX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Institutional Class / DRMCX	$86	0.76%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2025, the Fund’s Institutional Class shares at NAV returned 27.53%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell Midcap® Growth Index, which serves as the style-specific index, returned 26.49%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index in six major economic sectors. In addition, the Fund held approximately 36 stocks that gained more than 20% during the 12-month period. Stock selection within the industrials, financials, materials, and communication services sectors added the most in relative value. Stock selection within the health care and energy sectors detracted from relative performance. The biggest contributors to relative investment performance for the 12-month period were Spotify, Robinhood Markets, Royal Caribbean, Quanta Services, and Axon Enterprises. The biggest detractors from relative performance during the period were Trade Desk, Lam Research, Diamondback Energy, Entegris, and Roblox. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Spotify Technology	Positive	Spotify provides digital music services through Premium and Ad-Supported segments. The company reported first quarter 2025 financial results showing the strongest growth in Premium subscribers since 2020. Management highlighted the company’s business resilience (high engagement and retention) and flexibility (freemium model) as reasons for their success.

Robinhood Markets	Positive	Robinhood Markets is a financial services platform that provides retail brokerage and trading services, as well as cash management and debit card services. The company outperformed as equity options trading volumes touched all-time highs during the first quarter of 2025 and the crypto segment reported its second-largest quarter since 2021.

Diamondback Energy	Negative	Diamondback Energy engages in the acquisition, development, exploration, and exploitation of oil and natural gas. The company underperformed as an oversupplied oil market resulted in weaker commodity prices through much of 2025. The company’s management cut capital expenditures to focus on generating cash flow.

Trade Desk	Negative	Trade Desk provides a self-service, cloud-based ad-buying platform. The company posted weaker results for the fourth quarter of 2024 and issued lower than expected guidance for the first quarter of 2025. The company struggled to execute a large-scale reorganization, including the rollout of a new media buying platform called Kokai.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Silvant Mid-Cap Growth Fund (Institutional Class/DRMCX) at NAV(1)	27.53%	13.43%	13.36%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell Midcap® Growth Index	26.49%	12.65%	12.13%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$402,076
Total number of portfolio holdings	77
Total advisory fee paid (‘000s)	$1,636
Portfolio turnover rate as of the end of the reporting period	43%
Asset Allocation(1)
Industrials	25%
Information Technology	20%
Consumer Discretionary	16%
Financials	12%
Health Care	12%
Communication Services	8%
Utilities	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8372
Virtus Silvant Mid-Cap Growth Fund

Virtus Silvant Mid-Cap Growth Fund
Class R6 / RMDZX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of June 18, 2025 (inception) to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class R6 / RMDZX	$2	0.67%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the period June 18, 2025 (inception) to June 30, 2025, the Fund’s Class R6 shares at NAV returned 3.81%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 3.71% and the Russell Midcap® Growth Index, which serves as the style-specific index, returned 2.96%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index in six major economic sectors. In addition, the Fund held approximately 36 stocks that gained more than 20% during the 12-month period. Stock selection within the industrials, financials, materials, and communication services sectors added the most in relative value. Stock selection within the health care and energy sectors detracted from relative performance. The biggest contributors to relative investment performance for the 12-month period were Spotify, Robinhood Markets, Royal Caribbean, Quanta Services, and Axon Enterprises. The biggest detractors from relative performance during the period were Trade Desk, Lam Research, Diamondback Energy, Entegris, and Roblox. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Spotify Technology	Positive	Spotify provides digital music services through Premium and Ad-Supported segments. The company reported first quarter 2025 financial results showing the strongest growth in Premium subscribers since 2020. Management highlighted the company’s business resilience (high engagement and retention) and flexibility (freemium model) as reasons for their success.

Robinhood Markets	Positive	Robinhood Markets is a financial services platform that provides retail brokerage and trading services, as well as cash management and debit card services. The company outperformed as equity options trading volumes touched all-time highs during the first quarter of 2025 and the crypto segment reported its second-largest quarter since 2021.

Diamondback Energy	Negative	Diamondback Energy engages in the acquisition, development, exploration, and exploitation of oil and natural gas. The company underperformed as an oversupplied oil market resulted in weaker commodity prices through much of 2025. The company’s management cut capital expenditures to focus on generating cash flow.

Trade Desk	Negative	Trade Desk provides a self-service, cloud-based ad-buying platform. The company posted weaker results for the fourth quarter of 2024 and issued lower than expected guidance for the first quarter of 2025. The company struggled to execute a large-scale reorganization, including the rollout of a new media buying platform called Kokai.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values of Class R6 shares from June 18, 2025 (Inception) to June 30, 2025. It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for period ended 6/30/25	Since Inception
Virtus Silvant Mid-Cap Growth Fund (Class R6/RMDZX) at NAV(1)	3.81%
FT Wilshire 5000 Index	3.71%
Russell Midcap® Growth Index	2.96%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$402,076
Total number of portfolio holdings	77
Total advisory fee paid (‘000s)	$1,636
Portfolio turnover rate as of the end of the reporting period	43%
Asset Allocation(1)
Industrials	25%
Information Technology	20%
Consumer Discretionary	16%
Financials	12%
Health Care	12%
Communication Services	8%
Utilities	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8661
Virtus Silvant Mid-Cap Growth Fund

Virtus Small-Cap Fund
Class A / AZBAX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class A / AZBAX	$123	1.17%
Portfolio Manager Commentary
  For the fiscal year ended June 30, 2025, the Fund’s Class A shares at NAV returned 10.20%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 2000® Index, which serves as the style-specific index, returned 7.68%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in health care and industrials contributed the most toward the Fund’s performance relative to the Russell 2000® Index during the 12-month period. Stock selection in financials was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Cerence, Adma Biologics, Comfort Systems, SSR Mining, and Primoris Services. The biggest detractors from performance during the period were Genesco, Rocket Lab, Bausch Health, Carpenter Technology, and Sprouts Farmers. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong labor market	Positive	The labor market continued to show resilience and consumption continued to grow during the reporting period. This provided support to consumer discretionary stocks.
Artificial intelligence (AI) growth	Positive	A series of smaller software and financial technology (fintech) companies benefited from the ongoing growth in AI.
Higher interest rates	Negative	Small-capitalization stocks are disproportionately affected by high interest rates. Many rely on floating-rate debt, which makes them vulnerable in high interest rate environments such as that experienced during the fiscal year.

Trade policy and tariffs	Negative	Trade policy caused significant volatility in the equity markets, which typically causes unease among investors toward smaller-cap stocks.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Small-Cap Fund (Class A/AZBAX) at NAV(1)	10.20%	11.73%	7.99%
Virtus Small-Cap Fund (Class A/AZBAX) at POP(2),(3)	4.14%	10.47%	7.38%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 2000® Index	7.68%	10.04%	7.12%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$93,828
Total number of portfolio holdings	214
Total advisory fee paid (‘000s)	$494
Portfolio turnover rate as of the end of the reporting period	95%
Asset Allocation(1)
Software	9%
Biotechnology	8%
Semiconductors & Semiconductor Equipment	6%
Construction & Engineering	6%
Aerospace & Defense	5%
Pharmaceuticals	5%
Diversified Consumer Services	5%
Banks	4%
Financial Services	4%
Insurance	4%
Other (includes short-term investment)	44%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?

For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8373
Virtus Small-Cap Fund

Virtus Small-Cap Fund
Class C / AZBCX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class C / AZBCX	$201	1.92%
Portfolio Manager Commentary
  For the fiscal year ended June 30, 2025, the Fund’s Class C shares at NAV returned 9.39%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 2000® Index, which serves as the style-specific index, returned 7.68%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in health care and industrials contributed the most toward the Fund’s performance relative to the Russell 2000® Index during the 12-month period. Stock selection in financials was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Cerence, Adma Biologics, Comfort Systems, SSR Mining, and Primoris Services. The biggest detractors from performance during the period were Genesco, Rocket Lab, Bausch Health, Carpenter Technology, and Sprouts Farmers. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong labor market	Positive	The labor market continued to show resilience and consumption continued to grow during the reporting period. This provided support to consumer discretionary stocks.
Artificial intelligence (AI) growth	Positive	A series of smaller software and financial technology (fintech) companies benefited from the ongoing growth in AI.
Higher interest rates	Negative	Small-capitalization stocks are disproportionately affected by high interest rates. Many rely on floating-rate debt, which makes them vulnerable in high interest rate environments such as that experienced during the fiscal year.

Trade policy and tariffs	Negative	Trade policy caused significant volatility in the equity markets, which typically causes unease among investors toward smaller-cap stocks.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Small-Cap Fund (Class C/AZBCX) at NAV(1) and with CDSC(2)	9.39%	10.89%	7.18%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 2000® Index	7.68%	10.04%	7.12%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$93,828
Total number of portfolio holdings	214
Total advisory fee paid (‘000s)	$494
Portfolio turnover rate as of the end of the reporting period	95%
Asset Allocation(1)
Software	9%
Biotechnology	8%
Semiconductors & Semiconductor Equipment	6%
Construction & Engineering	6%
Aerospace & Defense	5%
Pharmaceuticals	5%
Diversified Consumer Services	5%
Banks	4%
Financial Services	4%
Insurance	4%
Other (includes short-term investment)	44%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8374
Virtus Small-Cap Fund

Virtus Small-Cap Fund
Institutional Class / AZBIX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Institutional Class / AZBIX	$86	0.82%
Portfolio Manager Commentary
  For the fiscal year ended June 30, 2025, the Fund’s Institutional Class shares at NAV returned 10.63%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 2000® Index, which serves as the style-specific index, returned 7.68%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in health care and industrials contributed the most toward the Fund’s performance relative to the Russell 2000® Index during the 12-month period. Stock selection in financials was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Cerence, Adma Biologics, Comfort Systems, SSR Mining, and Primoris Services. The biggest detractors from performance during the period were Genesco, Rocket Lab, Bausch Health, Carpenter Technology, and Sprouts Farmers. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong labor market	Positive	The labor market continued to show resilience and consumption continued to grow during the reporting period. This provided support to consumer discretionary stocks.
Artificial intelligence (AI) growth	Positive	A series of smaller software and financial technology (fintech) companies benefited from the ongoing growth in AI.
Higher interest rates	Negative	Small-capitalization stocks are disproportionately affected by high interest rates. Many rely on floating-rate debt, which makes them vulnerable in high interest rate environments such as that experienced during the fiscal year.

Trade policy and tariffs	Negative	Trade policy caused significant volatility in the equity markets, which typically causes unease among investors toward smaller-cap stocks.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Small-Cap Fund (Institutional Class/AZBIX) at NAV(1)	10.63%	12.12%	8.37%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 2000® Index	7.68%	10.04%	7.12%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$93,828
Total number of portfolio holdings	214
Total advisory fee paid (‘000s)	$494
Portfolio turnover rate as of the end of the reporting period	95%
Asset Allocation(1)
Software	9%
Biotechnology	8%
Semiconductors & Semiconductor Equipment	6%
Construction & Engineering	6%
Aerospace & Defense	5%
Pharmaceuticals	5%
Diversified Consumer Services	5%
Banks	4%
Financial Services	4%
Insurance	4%
Other (includes short-term investment)	44%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8375
Virtus Small-Cap Fund

Virtus Small-Cap Fund
Class R6 / ASCFX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class R6 / ASCFX	$81	0.77%
Portfolio Manager Commentary
  For the fiscal year ended June 30, 2025, the Fund’s Class R6 shares at NAV returned 10.66%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the Russell 2000® Index, which serves as the style-specific index, returned 7.68%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in health care and industrials contributed the most toward the Fund’s performance relative to the Russell 2000® Index during the 12-month period. Stock selection in financials was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Cerence, Adma Biologics, Comfort Systems, SSR Mining, and Primoris Services. The biggest detractors from performance during the period were Genesco, Rocket Lab, Bausch Health, Carpenter Technology, and Sprouts Farmers. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong labor market	Positive	The labor market continued to show resilience and consumption continued to grow during the reporting period. This provided support to consumer discretionary stocks.
Artificial intelligence (AI) growth	Positive	A series of smaller software and financial technology (fintech) companies benefited from the ongoing growth in AI.
Higher interest rates	Negative	Small-capitalization stocks are disproportionately affected by high interest rates. Many rely on floating-rate debt, which makes them vulnerable in high interest rate environments such as that experienced during the fiscal year.

Trade policy and tariffs	Negative	Trade policy caused significant volatility in the equity markets, which typically causes unease among investors toward smaller-cap stocks.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 22, 2018). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	Since Inception
Virtus Small-Cap Fund (Class R6/ASCFX) at NAV(1)	10.66%	12.16%	6.28%
FT Wilshire 5000 Index	15.21%	16.16%	13.13%
Russell 2000® Index	7.68%	10.04%	4.89%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$93,828
Total number of portfolio holdings	214
Total advisory fee paid (‘000s)	$494
Portfolio turnover rate as of the end of the reporting period	95%
Asset Allocation(1)
Software	9%
Biotechnology	8%
Semiconductors & Semiconductor Equipment	6%
Construction & Engineering	6%
Aerospace & Defense	5%
Pharmaceuticals	5%
Diversified Consumer Services	5%
Banks	4%
Financial Services	4%
Insurance	4%
Other (includes short-term investment)	44%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8376
Virtus Small-Cap Fund

Virtus Zevenbergen Technology Fund
Class A / RAGTX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class A / RAGTX	$157	1.43%
Portfolio Manager Commentary by Zevenbergen Capital Investments LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class A shares at NAV returned 19.08%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the S&P North American Technology Sector Index and the  Nasdaq Composite® Index, each a style-specific index, returned 17.90% and 15.68%, respectively.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology and internet-related stocks. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Nasdaq Composite® Index is a market capitalization-weighted index of all common stocks listed on the Nasdaq Stock Market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Overall sector allocation and overweights to the aerospace & defense, financials, and consumer discretionary sectors, as well as positive security selection within the interactive media sector, contributed to performance relative to the Fund’s style-specific benchmark, the S&P North American Technology Index, during the fiscal year. Security selection within the internet services & infrastructure, application software, and advertising sectors detracted from performance. The biggest individual contributors to performance during the 12-month period were Meta Platforms, Broadcom, Axon Enterprise, NVIDIA, and Shopify. The biggest detractors from performance during the period were Alphabet, Apple, ASML Holding, Advanced Micro Devices, and Trade Desk. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence (AI) advancements and company capital expenditures	Positive	The AI wave continued to benefit technology hardware companies as AI building-block companies worked to provide the required infrastructure. Technology companies were projected to spend billions on AI-related equipment and software, while corporate capital investment broadened out to sectors such as industrials and utilities.

Strong labor market and consumer spending	Positive	With strong employment rates continuing post-pandemic, consumer discretionary stocks, specifically e-commerce, food, and retailers that delivered value to the consumer, reaped the benefits of strong consumer spending.

U.S. economic policy uncertainty	Negative	U.S. economic policy uncertainty hit a new high, eclipsing levels seen during the COVID-19 pandemic and leading to slower U.S. loan origination and merger & acquisition (M&A) activity. The uncertainty was attributable to several factors including geopolitics, reduced government spending, and tariff announcements.

High level of real interest rates	Negative	Higher interest rates relative to inflation and economic growth adversely affected high-growth, long-term companies, especially those which are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than on large-capitalization stocks.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Zevenbergen Technology Fund (Class A/RAGTX) at NAV(1)	19.08%	16.49%	18.71%
Virtus Zevenbergen Technology Fund (Class A/RAGTX) at POP(2),(3)	12.53%	15.18%	18.04%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
S&P North American Technology Index	17.90%	19.75%	21.50%
Nasdaq Composite® Index	15.68%	16.03%	16.20%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,533,555
Total number of portfolio holdings	46
Total advisory fee paid (‘000s)	$13,221
Portfolio turnover rate as of the end of the reporting period	2%
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	26%
Software	23%
Interactive Media & Services	17%
Technology Hardware, Storage & Peripherals	7%
Broadline Retail	6%
IT Services	4%
Aerospace & Defense	4%
Automobiles	3%
Communications Equipment	2%
Media	2%
Other	6%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8449
Virtus Zevenbergen Technology Fund

Virtus Zevenbergen Technology Fund
Class C / RCGTX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class C / RCGTX	$237	2.17%
Portfolio Manager Commentary by Zevenbergen Capital Investments LLC
  For the fiscal year ended June 30, 2025, the Fund’s Class C shares at NAV returned 18.21%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the S&P North American Technology Sector Index and the  Nasdaq Composite® Index, each a style-specific index, returned 17.90% and 15.68%, respectively.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology and internet-related stocks. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Nasdaq Composite® Index is a market capitalization-weighted index of all common stocks listed on the Nasdaq Stock Market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Overall sector allocation and overweights to the aerospace & defense, financials, and consumer discretionary sectors, as well as positive security selection within the interactive media sector, contributed to performance relative to the Fund’s style-specific benchmark, the S&P North American Technology Index, during the fiscal year. Security selection within the internet services & infrastructure, application software, and advertising sectors detracted from performance. The biggest individual contributors to performance during the 12-month period were Meta Platforms, Broadcom, Axon Enterprise, NVIDIA, and Shopify. The biggest detractors from performance during the period were Alphabet, Apple, ASML Holding, Advanced Micro Devices, and Trade Desk. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence (AI) advancements and company capital expenditures	Positive	The AI wave continued to benefit technology hardware companies as AI building-block companies worked to provide the required infrastructure. Technology companies were projected to spend billions on AI-related equipment and software, while corporate capital investment broadened out to sectors such as industrials and utilities.

Strong labor market and consumer spending	Positive	With strong employment rates continuing post-pandemic, consumer discretionary stocks, specifically e-commerce, food, and retailers that delivered value to the consumer, reaped the benefits of strong consumer spending.

U.S. economic policy uncertainty	Negative	U.S. economic policy uncertainty hit a new high, eclipsing levels seen during the COVID-19 pandemic and leading to slower U.S. loan origination and merger & acquisition (M&A) activity. The uncertainty was attributable to several factors including geopolitics, reduced government spending, and tariff announcements.

High level of real interest rates	Negative	Higher interest rates relative to inflation and economic growth adversely affected high-growth, long-term companies, especially those which are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than on large-capitalization stocks.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Zevenbergen Technology Fund (Class C/RCGTX) at NAV(1) and with CDSC(2)	18.21%	15.62%	17.83%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
S&P North American Technology Index	17.90%	19.75%	21.50%
Nasdaq Composite® Index	15.68%	16.03%	16.20%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,533,555
Total number of portfolio holdings	46
Total advisory fee paid (‘000s)	$13,221
Portfolio turnover rate as of the end of the reporting period	2%
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	26%
Software	23%
Interactive Media & Services	17%
Technology Hardware, Storage & Peripherals	7%
Broadline Retail	6%
IT Services	4%
Aerospace & Defense	4%
Automobiles	3%
Communications Equipment	2%
Media	2%
Other	6%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8450
Virtus Zevenbergen Technology Fund

Virtus Zevenbergen Technology Fund
Institutional Class / DRGTX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Institutional Class / DRGTX	$127	1.16%
Portfolio Manager Commentary by Zevenbergen Capital Investments LLC
  For the fiscal year ended June 30, 2025, the Fund’s Institutional Class shares at NAV returned 19.42%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.21% and the S&P North American Technology Sector Index and the  Nasdaq Composite® Index, each a style-specific index, returned 17.90% and 15.68%, respectively.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology and internet-related stocks. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Nasdaq Composite® Index is a market capitalization-weighted index of all common stocks listed on the Nasdaq Stock Market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Overall sector allocation and overweights to the aerospace & defense, financials, and consumer discretionary sectors, as well as positive security selection within the interactive media sector, contributed to performance relative to the Fund’s style-specific benchmark, the S&P North American Technology Index, during the fiscal year. Security selection within the internet services & infrastructure, application software, and advertising sectors detracted from performance. The biggest individual contributors to performance during the 12-month period were Meta Platforms, Broadcom, Axon Enterprise, NVIDIA, and Shopify. The biggest detractors from performance during the period were Alphabet, Apple, ASML Holding, Advanced Micro Devices, and Trade Desk. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence (AI) advancements and company capital expenditures	Positive	The AI wave continued to benefit technology hardware companies as AI building-block companies worked to provide the required infrastructure. Technology companies were projected to spend billions on AI-related equipment and software, while corporate capital investment broadened out to sectors such as industrials and utilities.

Strong labor market and consumer spending	Positive	With strong employment rates continuing post-pandemic, consumer discretionary stocks, specifically e-commerce, food, and retailers that delivered value to the consumer, reaped the benefits of strong consumer spending.

U.S. economic policy uncertainty	Negative	U.S. economic policy uncertainty hit a new high, eclipsing levels seen during the COVID-19 pandemic and leading to slower U.S. loan origination and merger & acquisition (M&A) activity. The uncertainty was attributable to several factors including geopolitics, reduced government spending, and tariff announcements.

High level of real interest rates	Negative	Higher interest rates relative to inflation and economic growth adversely affected high-growth, long-term companies, especially those which are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than on large-capitalization stocks.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Zevenbergen Technology Fund (Institutional Class/DRGTX) at NAV(1)	19.42%	16.81%	19.09%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
S&P North American Technology Index	17.90%	19.75%	21.50%
Nasdaq Composite® Index	15.68%	16.03%	16.20%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,533,555
Total number of portfolio holdings	46
Total advisory fee paid (‘000s)	$13,221
Portfolio turnover rate as of the end of the reporting period	2%
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	26%
Software	23%
Interactive Media & Services	17%
Technology Hardware, Storage & Peripherals	7%
Broadline Retail	6%
IT Services	4%
Aerospace & Defense	4%
Automobiles	3%
Communications Equipment	2%
Media	2%
Other	6%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8451
Virtus Zevenbergen Technology Fund

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Donald C. Burke and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $319,370 for 2025 and $315,732 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $2,780 for 2025 and $2,500 for 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $43,312 for 2025 and $43,164 for 2024.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Investment Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	0%

(c)	0%

(d)	N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $46,092 for 2025 and $45,564 for 2024.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(i)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6.	Investments.

(a)	Refer to Item 7(a).

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (annual) financial statements and financial highlights are as follows:

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS INVESTMENT TRUST

June 30, 2025
Virtus Emerging Markets Opportunities Fund
Virtus Income & Growth Fund
Virtus KAR Global Small-Cap Fund
Virtus KAR Health Sciences Fund
Virtus NFJ Dividend Value Fund
Virtus NFJ International Value Fund
Virtus NFJ Large-Cap Value Fund
Virtus NFJ Mid-Cap Value Fund
Virtus NFJ Small-Cap Value Fund
Virtus Silvant Focused Growth Fund
Virtus Silvant Mid-Cap Growth Fund
Virtus Small-Cap Fund
Virtus Zevenbergen Technology Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS INVESTMENT TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (“Fed”)
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Master Limited Partnerships (“MLPs”)
Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.
Public Joint Stock Company (“PJSC”)
A public joint stock company is a method to allow thousands or millions of people to jointly own a business. The most important feature is limited liability. The most important function of a public joint stock company is that the investor can only lose their initial investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.

Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
June 30, 2025
($ reported in thousands)
	Shares	Value
Preferred Stock—0.8%
Brazil—0.8%
Marcopolo S.A., 7.130%	892(1)	$ 1,310
Total Preferred Stock (Identified Cost $1,170)		1,310

Common Stocks—97.0%
Brazil—3.0%
C&A MODAS S.A.	205,000	747
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	110,000	2,422
Cia de Saneamento de Minas Gerais Copasa MG	194,000	1,001
Cury Construtora e Incorporadora S.A.	190,000	1,035
		5,205

Cayman Islands—3.5%
China Hongqiao Group Ltd.	572,000	1,310
Geely Automobile Holdings Ltd.	555,000	1,128
Luckin Coffee, Inc. ADR(2)	38,800	1,446
Qifu Technology, Inc. ADR	12,800	555
WH Group Ltd.	1,630,000	1,568
		6,007

China—25.9%
Agricultural Bank of China Ltd. Class H	2,670,000	1,905
Alibaba Group Holding Ltd.	301,000	4,210
Bank of China Ltd. Class A	650,000	510
Bank of Shanghai Co., Ltd. Class A	2,049,952	3,035
Bestechnic Shanghai Co., Ltd. Class A	14,000	680
China Construction Bank Corp. Class A	1,320,000	1,739
CMOC Group Ltd. Class A	2,000,000	2,350
COSCO SHIPPING Holdings Co., Ltd. Class H	1,290,000	2,242
JD.com, Inc. Class A	127,900	2,084
NetEase, Inc.	221,000	5,940
People’s Insurance Co. Group of China Ltd. (The) Class A	2,150,000	2,614
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	130,000	1,074
Tencent Holdings Ltd.	135,800	8,702
Tingyi Cayman Islands Holding Corp.	2,175,000	3,186
Weibo Corp. Sponsored ADR	145,600	1,388
Xiaomi Corp. Class B(2)	385,000	2,940
		44,599

Colombia—1.0%
Grupo Cibest S.A. ADR	37,200	1,718
	Shares	Value

Greece—1.4%
Eurobank Ergasias Services & Holdings S.A.	400,000	$ 1,374
Hellenic Telecommunications Organization S.A.	58,500	1,112
		2,486

Hungary—3.2%
OTP Bank Nyrt	70,057	5,596
India—16.3%
Bharat Electronics Ltd.	260,000	1,278
Bharat Petroleum Corp., Ltd.	615,500	2,382
Birla Corp., Ltd.	49,000	767
Cartrade Tech Ltd.(2)	22,400	444
Chambal Fertilisers & Chemicals Ltd.	244,499	1,612
HDFC Bank Ltd. ADR	22,600	1,733
ICICI Bank Ltd. Sponsored ADR	155,510	5,231
Infosys Ltd.	39,100	730
InterGlobe Aviation Ltd.(2)	76,600	5,338
Muthoot Finance Ltd.	145,800	4,461
SBI Life Insurance Co., Ltd.	84,300	1,807
State Bank of India	98,116	939
Welspun Corp., Ltd.	125,800	1,356
		28,078

Indonesia—2.4%
Aneka Tambang Tbk	9,864,000	1,847
Astra International Tbk PT	1,834,900	509
Bank Central Asia Tbk PT	3,467,400	1,853
		4,209

Netherlands—2.2%
JBS N.V. BDR(2)	256,500	3,736
Panama—0.3%
Intercorp Financial Services, Inc.	14,400	549
Poland—3.2%
ORLEN S.A.	60,000	1,366
PGE Polska Grupa Energetyczna S.A.(2)	833,000	2,636
Powszechna Kasa Oszczednosci Bank Polski S.A.	73,000	1,524
		5,526

Russia—0.0%
Gazprom PJSC(2)(3)(4)	1,323,341	1
LUKOIL PJSC Sponsored ADR(2)(3)(4)	55,455	—(5)
		1

South Africa—2.8%
AVI Ltd.	204,000	1,085
Mr Price Group Ltd.	152,000	1,901
	Shares	Value

South Africa—continued
Sanlam Ltd.	358,000	$ 1,793
		4,779

South Korea—6.2%
Hanwha Aerospace Co., Ltd.	2,854	1,793
HD Hyundai Co., Ltd.	6,500	624
Hyundai Glovis Co., Ltd.	7,200	719
SK Hynix, Inc.	35,145	7,604
		10,740

Taiwan—16.4%
Arcadyan Technology Corp.	222,000	1,524
CTBC Financial Holding Co., Ltd.	1,381,000	2,066
Eva Airways Corp.	1,755,000	2,397
Evergreen Marine Corp. Taiwan Ltd.	281,000	1,914
MediaTek, Inc.	78,000	3,338
Taiwan Semiconductor Manufacturing Co., Ltd.	467,000	16,946
		28,185

Thailand—2.4%
Advanced Info Service PCL NVDR	476,000	4,071
Turkey—0.2%
Dogus Otomotiv Servis ve Ticaret AS	75,000	328
United Arab Emirates—6.6%
Abu Dhabi Islamic Bank PJSC	235,000	1,376
Dubai Islamic Bank PJSC	854,000	2,109
Emaar Development PJSC	1,154,464	4,244
Emirates NBD Bank PJSC	576,681	3,580
		11,309

Total Common Stocks (Identified Cost $135,681)		167,122

Rights—0.0%
South Korea—0.0%
Hanwha Aerospace Co., Ltd., 07/03/25(2)	206	—
Total Rights (Identified Cost $—)		—

Total Long-Term Investments—97.8% (Identified Cost $136,851)		168,432

TOTAL INVESTMENTS—97.8% (Identified Cost $136,851)		$168,432
Other assets and liabilities, net—2.2%		3,834
NET ASSETS—100.0%		$172,266
See Notes to Financial Statements

Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
Abbreviations:
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PCL	Public Company Limited
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Value shown as par value.
(2)	Non-income producing.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(5)	Amount is less than $500 (not in thousands).
Country Weightings (Unaudited)†
China	27%
Taiwan	17
India	17
United Arab Emirates	7
South Korea	6
Brazil	4
Cayman Islands	4
Other	18
Total	100%
† % of total investments as of June 30, 2025.
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Preferred Stock	$1,310	$1,310	$—	$—
Common Stocks	167,122	167,121	—	1
Rights	—	—	—	—
Total Investments	$168,432	$168,431	$—	$1
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2025
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—22.1%
Auto Manufacturers—0.7%
Ford Motor Co. 0.000%, 3/15/26	$ 6,700	$ 6,620
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	10,380	9,070
Rivian Automotive, Inc.
4.625%, 3/15/29	12,890	13,099
3.625%, 10/15/30	4,840	4,339
		33,128

Biotechnology—1.3%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	17,535	22,778
BioMarin Pharmaceutical, Inc. 1.250%, 5/15/27	6,120	5,761
Bridgebio Pharma, Inc.
2.250%, 2/1/29	9,275	8,635
144A 1.750%, 3/1/31(1)	4,285	4,986
Guardant Health, Inc. 1.250%, 2/15/31	8,705	10,125
Ionis Pharmaceuticals, Inc.
0.000%, 4/1/26(2)	4,570	4,588
1.750%, 6/15/28	5,795	6,081
		62,954

Commercial Services—1.6%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)	7,640	8,056
Block, Inc.
0.000%, 5/1/26	19,765	18,866
0.250%, 11/1/27	2,860	2,552
Global Payments, Inc. 1.500%, 3/1/31	30,895	27,589
Shift4 Payments, Inc. 0.500%, 8/1/27	16,195	17,329
		74,392

Computers—1.5%
CyberArk Software Ltd. 144A 0.000%, 6/15/30(1)	13,895	14,277
Lumentum Holdings, Inc.
0.500%, 12/15/26	10,175	11,953
0.500%, 6/15/28	17,745	18,313
Parsons Corp. 2.625%, 3/1/29	10,290	10,938
Rubrik, Inc. 144A 0.000%, 6/15/30(1)	14,760	15,452
		70,933

Electric Utilities—0.4%
Southern Co. (The) 144A 3.250%, 6/15/28(1)	19,985	20,085
Energy-Alternate Sources—0.2%
Enphase Energy, Inc. 0.000%, 3/1/28	4,290	3,479
	Par Value	Value

Energy-Alternate Sources—continued
SolarEdge Technologies, Inc. 0.000%, 9/15/25	$ 4,665	$ 4,525
Sunnova Energy International, Inc. 2.625%, 2/15/28(3)	17,395	44
		8,048

Entertainment—1.2%
DraftKings Holdings, Inc. 0.000%, 3/15/28	14,375	12,858
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)	32,160	34,974
Vail Resorts, Inc. 0.000%, 1/1/26	8,360	8,130
		55,962

Equity Real Estate Investment Trusts (REITs)—0.3%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	14,425	15,166
Financial Services—1.0%
Coinbase Global, Inc. 0.500%, 6/1/26	22,515	25,994
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	15,615	17,059
Upstart Holdings, Inc. 144A 1.000%, 11/15/30(1)	5,330	5,417
		48,470

Health Care REITs—0.8%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	28,870	38,267
Healthcare-Products—1.0%
Exact Sciences Corp.
0.375%, 3/15/27	8,110	7,717
144A 1.750%, 4/15/31(1)	12,220	11,179
Insulet Corp. 0.375%, 9/1/26	5,835	8,195
iRhythm Technologies, Inc. 1.500%, 9/1/29	6,050	7,747
Novocure Ltd. 0.000%, 11/1/25	5,475	5,331
Omnicell, Inc. 0.250%, 9/15/25	3,215	3,161
Repligen Corp. 1.000%, 12/15/28	5,540	5,487
		48,817

Hotel & Resort REITs—0.3%
Pebblebrook Hotel Trust 1.750%, 12/15/26	12,180	11,511
	Par Value	Value

Industrial REITs—0.3%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	$ 14,135	$ 13,994
Internet—4.2%
Alibaba Group Holding Ltd. 0.500%, 6/1/31	5,375	6,847
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	14,000	15,167
Etsy, Inc.
0.125%, 9/1/27	4,955	4,410
0.250%, 6/15/28	24,535	21,027
Expedia Group, Inc. 0.000%, 2/15/26	16,585	16,121
MakeMyTrip Ltd. 144A 0.000%, 7/1/30(1)	11,370	12,118
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	10,295	9,919
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)	6,620	5,892
Opendoor Technologies, Inc. 144A 7.000%, 5/15/30(1)	7,375	5,328
Sea Ltd. 0.250%, 9/15/26	13,325	12,565
Shopify, Inc. 0.125%, 11/1/25	7,740	7,833
Snap, Inc. 0.125%, 3/1/28	21,440	18,588
Spotify USA, Inc. 0.000%, 3/15/26	9,460	14,331
Trip.com Group Ltd. 0.750%, 6/15/29	7,100	7,877
Uber Technologies, Inc. 0.000%, 12/15/25	23,280	27,866
Wayfair, Inc. 3.250%, 9/15/27	7,990	9,105
		194,994

Investment Companies—0.2%
IREN Ltd. 144A 3.250%, 6/15/30(1)	6,805	7,380
Leisure Time—0.5%
NCL Corp., Ltd. 1.125%, 2/15/27	23,055	22,651
Media—0.2%
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	8,090	8,127
Personal Care Product—0.3%
Oddity Finance LLC 144A 0.000%, 6/15/30(1)	13,620	14,755
Pharmaceuticals—0.8%
Dexcom, Inc. 0.250%, 11/15/25	16,125	15,819
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Pharmaceuticals—continued
Jazz Investments I Ltd. 2.000%, 6/15/26	$ 21,470	$ 21,674
		37,493

Pipelines—0.3%
Golar LNG Ltd. 144A 2.750%, 12/15/30(1)	12,345	12,676
Semiconductors—1.1%
MKS, Inc. 1.250%, 6/1/30	13,755	13,556
ON Semiconductor Corp.
0.000%, 5/1/27	7,990	9,459
0.500%, 3/1/29	18,160	16,784
Synaptics, Inc. 144A 0.750%, 12/1/31(1)	8,385	7,902
Wolfspeed, Inc. 0.250%, 2/15/28	23,015	5,696
		53,397

Software—3.9%
Akamai Technologies, Inc.
0.375%, 9/1/27	9,720	9,414
1.125%, 2/15/29	10,045	9,508
BILL Holdings, Inc. 144A 0.000%, 4/1/30(1)	11,595	9,754
Cloudflare, Inc.
0.000%, 8/15/26	13,160	15,570
144A 0.000%, 6/15/30(1)	3,955	4,267
Confluent, Inc. 0.000%, 1/15/27(2)	8,780	8,100
Datadog, Inc. 144A 0.000%, 12/1/29(1)(2)	17,825	17,032
DigitalOcean Holdings, Inc. 0.000%, 12/1/26	13,590	12,681
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	11,530	13,594
MicroStrategy, Inc. 144A 0.000%, 12/1/29(1)(2)	33,185	31,310
Nutanix, Inc. 144A 0.500%, 12/15/29(1)	12,075	13,683
Snowflake, Inc. 144A 0.000%, 10/1/29(1)	14,860	23,122
Unity Software, Inc. 144A 0.000%, 3/15/30(1)	8,025	8,181
Workiva, Inc. 1.250%, 8/15/28	6,515	6,026
		182,242

Total Convertible Bonds and Notes (Identified Cost $1,095,515)		1,035,442

Corporate Bonds and Notes—31.7%
Advertising—0.3%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	5,410	5,112
	Par Value	Value

Advertising—continued
144A 7.500%, 6/1/29(1)	$ 7,810	$ 7,224
		12,336

Aerospace & Defense—1.5%
Bombardier, Inc.
144A 7.500%, 2/1/29(1)	24,270	25,482
144A 7.000%, 6/1/32(1)	6,530	6,800
TransDigm, Inc.
144A 6.625%, 3/1/32(1)	18,015	18,653
144A 6.375%, 5/31/33(1)	18,900	18,917
		69,852

Auto Manufacturers—0.3%
Ford Motor Co. 7.450%, 7/16/31	9,690	10,493
Ford Motor Credit Co. LLC 4.000%, 11/13/30	4,880	4,455
		14,948

Automobile Components—1.0%
Adient Global Holdings Ltd. 144A 7.500%, 2/15/33(1)	9,765	9,986
American Axle & Manufacturing, Inc. 5.000%, 10/1/29	7,700	7,047
Clarios Global LP
144A 8.500%, 5/15/27(1)	1,250	1,255
144A 6.750%, 5/15/28(1)	4,250	4,362
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31	19,515	18,712
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	5,295	5,236
		46,598

Building Materials—1.1%
Builders FirstSource, Inc.
144A 4.250%, 2/1/32(1)	10,405	9,640
144A 6.375%, 6/15/32(1)	8,065	8,289
Quikrete Holdings, Inc.
144A 6.375%, 3/1/32(1)	18,335	18,854
144A 6.750%, 3/1/33(1)	12,150	12,537
		49,320

Chemicals—0.9%
Celanese U.S. Holdings LLC 6.750%, 4/15/33	11,905	12,029
Chemours Co. (The)
144A 4.625%, 11/15/29(1)	13,120	11,420
144A 8.000%, 1/15/33(1)	10,570	9,898
Tronox, Inc. 144A 4.625%, 3/15/29(1)	9,035	7,796
		41,143

	Par Value	Value

Commercial Services—2.0%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	$ 14,625	$ 14,128
Avis Budget Car Rental LLC
144A 8.000%, 2/15/31(1)	10,660	11,041
144A 8.375%, 6/15/32(1)	3,710	3,881
Deluxe Corp. 144A 8.000%, 6/1/29(1)	5,540	5,341
EquipmentShare.com, Inc. 144A 8.000%, 3/15/33(1)	10,585	11,089
Herc Holdings, Inc.
144A 5.500%, 7/15/27(1)	2,095	2,095
144A 7.000%, 6/15/30(1)	3,280	3,426
144A 7.250%, 6/15/33(1)	1,800	1,886
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	13,315	9,347
Monitronics International Escrow 9.125%, 4/1/49(4)	6,450	—
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	11,570	12,016
United Rentals North America, Inc. 5.250%, 1/15/30	17,650	17,697
		91,947

Computers—0.4%
CACI International, Inc. 144A 6.375%, 6/15/33(1)	4,950	5,108
McAfee Corp. 144A 7.375%, 2/15/30(1)	15,875	14,992
		20,100

Containers & Packaging—0.3%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)	15,595	15,851
Diversified REITs—1.0%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	11,145	11,537
144A 6.250%, 1/15/33(1)	26,190	26,929
SBA Communications Corp. 3.125%, 2/1/29	11,135	10,517
		48,983

Electronic Equipment, Instruments & Components—0.2%
WESCO Distribution, Inc.
144A 7.250%, 6/15/28(1)	3,750	3,796
144A 6.375%, 3/15/33(1)	7,525	7,778
		11,574

Electronics—0.2%
Coherent Corp. 144A 5.000%, 12/15/29(1)	9,545	9,374
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Entertainment—1.3%
AMC Entertainment Holdings, Inc. 144A 7.500%, 2/15/29(1)	$ 3,600	$ 2,838
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)	25,010	24,528
Churchill Downs, Inc. 144A 5.750%, 4/1/30(1)	10,035	10,068
Light & Wonder International, Inc.
144A 7.000%, 5/15/28(1)	525	526
144A 7.500%, 9/1/31(1)	4,775	4,997
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	10,820	10,575
Starz Capital Holdings 1, Inc. 144A 5.500%, 4/15/29(1)	10,975	9,538
		63,070

Environmental Services—0.3%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	14,260	14,070
Financial Services—2.3%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	12,455	12,373
144A 7.125%, 2/1/32(1)	15,585	16,188
Navient Corp.
6.750%, 6/15/26	3,325	3,365
4.875%, 3/15/28	5,065	4,994
OneMain Finance Corp.
6.625%, 1/15/28	5,840	6,031
5.375%, 11/15/29	5,220	5,135
7.125%, 11/15/31	6,435	6,695
7.125%, 9/15/32	12,515	12,956
PennyMac Financial Services, Inc.
144A 7.875%, 12/15/29(1)	7,185	7,630
144A 6.875%, 2/15/33(1)	11,350	11,634
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	5,285	5,424
Rocket Cos., Inc. 144A 6.375%, 8/1/33(1)	14,590	14,928
		107,353

Food & Beverage—1.2%
Kraft Heinz Foods Co. 5.000%, 7/15/35	8,175	8,075
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)	14,015	14,337
Post Holdings, Inc.
144A 6.375%, 3/1/33(1)	19,530	19,708
144A 6.250%, 10/15/34(1)	14,125	14,205
		56,325

	Par Value	Value

Healthcare-Products—0.4%
Medline Borrower LP
144A 6.250%, 4/1/29(1)	$ 6,345	$ 6,518
144A 5.250%, 10/1/29(1)	13,320	13,216
		19,734

Healthcare-Services—1.0%
Community Health Systems, Inc. 144A 6.875%, 4/15/29(1)	9,715	7,746
DaVita, Inc. 144A 6.750%, 7/15/33(1)	11,590	11,968
Tenet Healthcare Corp. 6.125%, 10/1/28	27,675	27,714
		47,428

Hotel & Resort REITs—0.2%
Park Intermediate Holdings LLC 144A 4.875%, 5/15/29(1)	9,060	8,778
Insurance—0.6%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	25,540	26,530
Internet—0.7%
Gen Digital, Inc.
144A 7.125%, 9/30/30(1)	7,815	8,111
144A 6.250%, 4/1/33(1)	10,895	11,187
Snap, Inc. 144A 6.875%, 3/1/33(1)	12,085	12,401
		31,699

Investment Companies—0.1%
Compass Group Diversified Holdings LLC 144A 5.000%, 1/15/32(1)	3,650	3,088
Iron & Steel—0.5%
Cleveland-Cliffs, Inc. 144A 7.000%, 3/15/32(1)	24,580	23,171
Leisure Time—0.9%
Amer Sports Co. 144A 6.750%, 2/16/31(1)	4,000	4,165
Carnival Corp.
144A 6.000%, 5/1/29(1)	13,200	13,338
144A 6.125%, 2/15/33(1)	7,570	7,745
NCL Corp., Ltd. 144A 6.750%, 2/1/32(1)	18,475	18,874
		44,122

Lodging—0.5%
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(1)	3,300	3,174
MGM Resorts International 4.750%, 10/15/28	7,595	7,504
	Par Value	Value

Lodging—continued
Station Casinos LLC 144A 6.625%, 3/15/32(1)	$ 10,850	$ 11,094
		21,772

Machinery-Diversified—0.2%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	7,100	7,433
Media—3.8%
CCO Holdings LLC
4.500%, 5/1/32	6,375	5,937
144A 5.375%, 6/1/29(1)	14,405	14,352
144A 6.375%, 9/1/29(1)	13,135	13,398
144A 7.375%, 3/1/31(1)	5,750	5,999
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	14,490	10,756
144A 5.750%, 1/15/30(1)	3,000	1,484
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	2,775	2,766
DISH DBS Corp. 7.375%, 7/1/28	10,680	7,713
Gray Media, Inc.
144A 7.000%, 5/15/27(1)	7,560	7,557
144A 4.750%, 10/15/30(1)	2,325	1,755
144A 5.375%, 11/15/31(1)	14,095	10,569
iHeartCommunications, Inc. 144A 10.875%, 5/1/30(1)	9,524	4,667
Nexstar Media, Inc.
144A 5.625%, 7/15/27(1)	15,835	15,798
144A 4.750%, 11/1/28(1)	5,800	5,649
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	13,495	9,289
Sirius XM Radio LLC
144A 5.500%, 7/1/29(1)	8,845	8,787
144A 4.125%, 7/1/30(1)	11,990	11,055
TEGNA, Inc. 5.000%, 9/15/29	13,820	13,201
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	7,505	6,858
Virgin Media Secured Finance plc
144A 5.500%, 5/15/29(1)	10,215	10,047
144A 4.500%, 8/15/30(1)	9,225	8,574
		176,211

Mining—0.4%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	8,340	8,900
FMG Resources August 2006 Pty Ltd. 144A 4.375%, 4/1/31(1)	4,130	3,859
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Mining—continued
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	$ 4,675	$ 4,749
		17,508

Miscellaneous Manufacturing—0.3%
Axon Enterprise, Inc.
144A 6.125%, 3/15/30(1)	6,070	6,242
144A 6.250%, 3/15/33(1)	6,345	6,533
		12,775

Oil, Gas & Consumable Fuels—2.1%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	10,075	10,480
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	11,705	11,835
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	4,510	4,704
Cobalt International Energy, Inc. 7.750%, 12/1/24(3)(4)	9,216	—(5)
Mesquite Energy, Inc. 0.000%, 1/15/24(4)	6,240	63
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	6,370	6,564
Occidental Petroleum Corp. 8.875%, 7/15/30	6,600	7,542
SM Energy Co.
144A 6.750%, 8/1/29(1)	6,495	6,471
144A 7.000%, 8/1/32(1)	7,435	7,326
Sunoco LP 144A 6.250%, 7/1/33(1)	11,870	12,068
Transocean, Inc. 144A 8.500%, 5/15/31(1)	15,705	14,019
USA Compression Partners LP 144A 7.125%, 3/15/29(1)	6,325	6,483
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	8,565	8,828
		96,383

Passenger Airlines—0.3%
American Airlines, Inc. 144A 5.750%, 4/20/29(1)	14,125	14,113
Pharmaceuticals—0.7%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	12,710	12,107
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	8,825	8,524
Organon & Co. 144A 5.125%, 4/30/31(1)	16,745	14,532
		35,163

	Par Value	Value

Pipelines—0.2%
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)	$ 9,765	$ 9,794
Real Estate—0.2%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	12,550	11,311
Retail—0.8%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	12,955	13,352
Mariposa Borrower, Inc. Escrow 8.000%, 10/15/23(3)(4)	6,810	919
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	17,865	18,322
Yum! Brands, Inc. 4.625%, 1/31/32	5,310	5,113
		37,706

Semiconductors—0.4%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	3,030	3,038
Microchip Technology, Inc. 0.750%, 6/1/30	15,865	15,579
		18,617

Software—0.8%
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	15,625	15,771
Seagate Data Storage Technology Pte Ltd. 144A 8.500%, 7/15/31(1)	7,495	8,072
UKG, Inc. 144A 6.875%, 2/1/31(1)	15,410	15,989
		39,832

Telecommunications—1.5%
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	10,165	10,161
144A 8.750%, 5/15/30(1)	3,420	3,577
Hughes Satellite Systems Corp. 6.625%, 8/1/26	8,530	6,074
Lumen Technologies, Inc.
144A 5.375%, 6/15/29(1)	23,075	20,577
144A 10.000%, 10/15/32(1)	8,285	8,460
Sprint LLC 7.625%, 3/1/26	7,435	7,506
T-Mobile USA, Inc. 3.500%, 4/15/31	14,160	13,295
		69,650

	Par Value	Value

Transportation—0.8%
Fortress Transportation & Infrastructure Investors LLC
144A 7.000%, 6/15/32(1)	$ 18,530	$ 19,133
144A 5.875%, 4/15/33(1)	10,680	10,545
XPO, Inc.
144A 7.125%, 6/1/31(1)	5,950	6,220
144A 7.125%, 2/1/32(1)	2,015	2,112
		38,010

Total Corporate Bonds and Notes (Identified Cost $1,539,965)		1,483,672

	Shares
Convertible Preferred Stocks—4.7%
Aerospace & Defense—0.5%
Boeing Co. (The), 6.000%	320,925	21,823
Banks—1.5%
Bank of America Corp. Series L, 7.250%	22,050	26,747
Wells Fargo & Co. Series L, 7.500%	35,545	41,734
		68,481

Capital Markets—0.6%
Ares Management Corp. Series B, 6.750%	272,495	14,442
KKR & Co., Inc. Series D, 6.250%	307,685	16,492
		30,934

Electric Utilities—1.0%
NextEra Energy, Inc., 7.299%	709,390	33,405
PG&E Corp. Series A, 6.000%	433,540	16,301
		49,706

Healthcare Providers & Services—0.3%
BrightSpring Health Services, Inc., 6.750%	157,070	12,966
Semiconductors & Semiconductor Equipment—0.4%
Microchip Technology, Inc., 7.500%	265,340	17,682
Software—0.1%
MicroStrategy, Inc., 8.000%	42,025	5,086
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Technology Hardware, Storage & Peripherals—0.3%
Hewlett Packard Enterprise Co., 7.625%	217,320	$ 12,796
Total Convertible Preferred Stocks (Identified Cost $223,472)		219,474

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B(4)(6)(7)	9,389	939
Total Preferred Stock (Identified Cost $920)		939

Common Stocks—31.9%
Aerospace & Defense—0.2%
RTX Corp.	55,805	8,149
Air Freight & Logistics—0.1%
FedEx Corp.	15,845	3,602
Automobile Components—0.2%
Aptiv plc(6)	136,291	9,298
Automobiles—0.6%
Tesla, Inc.(6)(8)	87,918	27,928
Banks—1.4%
CCF Holdings LLC(4)(6)	7,416,755	519
CCF Holdings LLC Class M(4)(6)	1,759,917	141
Citigroup, Inc.	200,120	17,034
JPMorgan Chase & Co.	113,165	32,808
Wells Fargo & Co.	178,655	14,314
		64,816

Beverages—0.3%
Coca-Cola Co. (The)(8)	184,430	13,048
Biotechnology—0.6%
AbbVie, Inc.	41,107	7,630
Clovis Liquidation Trust Units(4)(6)	4,474,067	134
Gilead Sciences, Inc.(8)	72,220	8,007
Regeneron Pharmaceuticals, Inc.	11,720	6,153
Vertex Pharmaceuticals, Inc.(6)(8)	14,080	6,269
		28,193

Broadline Retail—1.7%
Amazon.com, Inc.(6)(8)	364,955	80,067
Capital Markets—1.1%
Charles Schwab Corp. (The)(8)	179,925	16,416
Intercontinental Exchange, Inc.	51,665	9,479
Moody’s Corp.(8)	28,665	14,378
	Shares	Value

Capital Markets—continued
Morgan Stanley	81,370	$ 11,462
		51,735

Chemicals—0.6%
Air Products & Chemicals, Inc.	22,195	6,260
DuPont de Nemours, Inc.	69,403	4,761
Ecolab, Inc.	29,265	7,885
Linde plc	15,565	7,303
		26,209

Commercial Services & Supplies—0.5%
Cintas Corp.	56,565	12,607
Waste Management, Inc.	55,835	12,776
		25,383

Communications Equipment—0.8%
Cisco Systems, Inc.	419,245	29,087
Motorola Solutions, Inc.	18,315	7,701
		36,788

Construction & Engineering—0.3%
Quanta Services, Inc.(8)	41,105	15,541
Consumer Finance—0.4%
Capital One Financial Corp.(8)	81,826	17,409
Erickson, Inc.(4)(6)	10,866	—
		17,409

Consumer Staples Distribution & Retail—1.2%
Costco Wholesale Corp.(8)	15,220	15,067
Dollar Tree, Inc.(6)(8)	81,965	8,118
Target Corp.	45,510	4,489
Walmart, Inc.	278,570	27,239
		54,913

Diversified Telecommunication Services—0.2%
AT&T, Inc.	352,720	10,208
Electric Utilities—0.2%
Constellation Energy Corp.	29,460	9,508
Electrical Equipment—0.5%
Eaton Corp. plc	33,350	11,906
Generac Holdings, Inc.(6)	49,720	7,120
Plug Power, Inc.(6)	437,288	651
Rockwell Automation, Inc.	14,495	4,815
		24,492

Entertainment—0.5%
LiveStyle, Inc. (4)(6)(7)	202,319	—
Netflix, Inc.(6)	13,860	18,560
Take-Two Interactive Software, Inc.(6)	26,203	6,364
		24,924

	Shares	Value

Financial Services—0.7%
Fiserv, Inc.(6)	11,385	$ 1,963
Mastercard, Inc. Class A(8)	56,995	32,028
		33,991

Healthcare Equipment & Supplies—1.1%
Boston Scientific Corp.(6)	234,825	25,223
Edwards Lifesciences Corp.(6)	71,220	5,570
Intuitive Surgical, Inc.(6)	35,360	19,215
		50,008

Healthcare Providers & Services—0.7%
CVS Health Corp.(8)	127,790	8,815
McKesson Corp.(8)	18,275	13,392
UnitedHealth Group, Inc.	36,800	11,480
		33,687

Hotels, Restaurants & Leisure—0.3%
Chipotle Mexican Grill, Inc. Class A(6)	203,230	11,411
Industrial Conglomerates—0.6%
3M Co.	100,145	15,246
General Electric Co.(8)	51,780	13,328
		28,574

Insurance—0.6%
Allstate Corp. (The)	69,800	14,051
Aon plc Class A	44,415	15,846
		29,897

Interactive Media & Services—2.3%
Alphabet, Inc. Class A(8)	186,470	32,862
Alphabet, Inc. Class C(8)	70,985	12,592
Meta Platforms, Inc. Class A(8)	83,645	61,737
		107,191

IT Services—0.4%
Accenture plc Class A	10,030	2,998
EPAM Systems, Inc.(6)	20,020	3,540
GoDaddy, Inc. Class A(6)	64,010	11,525
GTT Communications, Inc.(6)	8,647	141
		18,204

Life Sciences Tools & Services—0.3%
Avantor, Inc.(6)	280,592	3,777
Danaher Corp.	53,585	10,585
		14,362

Machinery—1.0%
Caterpillar, Inc.	40,835	15,852
Deere & Co.(8)	15,840	8,054
Parker-Hannifin Corp.(8)	23,475	16,397
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Machinery—continued
Stanley Black & Decker, Inc.	82,623	$ 5,598
		45,901

Media—0.0%
Postmedia Network Canada Corp.(4)(6)	1,018,823	667
Oil, Gas & Consumable Fuels—0.3%
Devon Energy Corp.	148,335	4,719
Williams Cos., Inc. (The)(8)	160,520	10,082
		14,801

Pharmaceuticals—0.6%
Elanco Animal Health, Inc.(6)	358,695	5,122
Eli Lilly & Co.(8)	30,545	23,811
		28,933

Professional Services—0.1%
Clarivate plc(6)	540,468	2,324
Real Estate Management & Development—0.3%
CBRE Group, Inc. Class A(6)	64,030	8,972
CoStar Group, Inc.(6)	88,155	7,087
		16,059

Semiconductors & Semiconductor Equipment—4.3%
Analog Devices, Inc.(8)	50,290	11,970
Broadcom, Inc.(8)	136,560	37,643
Micron Technology, Inc.(8)	73,460	9,054
NVIDIA Corp.(8)	848,975	134,129
Texas Instruments, Inc.(8)	43,815	9,097
		201,893

Software—3.9%
Atlassian Corp. Class A(6)	35,970	7,305
Intuit, Inc.	10,660	8,396
Microsoft Corp.	237,976	118,372
Oracle Corp.(8)	72,339	15,815
Palantir Technologies, Inc. Class A(6)(8)	55,205	7,526
Roper Technologies, Inc.	17,870	10,129
ServiceNow, Inc.(6)(8)	15,345	15,776
Workday, Inc. Class A(6)	4,974	1,194
		184,513

Specialized REITs—0.4%
American Tower Corp.	44,430	9,820
Equinix, Inc.	9,680	7,700
		17,520

Specialty Retail—0.9%
Chewy, Inc. Class A(6)	186,087	7,931
Home Depot, Inc. (The)	31,765	11,646
O’Reilly Automotive, Inc.(6)	140,475	12,661
	Shares	Value

Specialty Retail—continued
TJX Cos., Inc. (The)(8)	90,850	$ 11,219
		43,457

Technology Hardware, Storage & Peripherals—1.5%
Apple, Inc.(8)	343,840	70,546
Textiles, Apparel & Luxury Goods—0.2%
NIKE, Inc. Class B	97,235	6,908
Total Common Stocks (Identified Cost $1,532,341)		1,493,058

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/26(4)(6)	2,911,361	29
IT Services—0.0%
GTT Communications, Inc., 12/31/99(4)(6)	27,745	—(5)
Total Warrants (Identified Cost $—)(5)		29

Equity-Linked Notes—5.6%
Banks—2.3%
Barclays Bank plc (Cadence Design Systems, Inc.) 1.250%, 5/26/28(4)	16,405,000	18,403
Barclays Bank plc (Microsoft Corp.) 1.000%, 2/16/29	25,090,000	27,145
BofA Finance LLC (Amazon.com, Inc.) 1.000%, 3/25/27(4)	9,395,000	11,207
BofA Finance LLC (Atlassian Corp.) 1.000%, 3/23/28(4)	14,205,000	14,539
BofA Finance LLC (Stryker Corp.) 1.000%, 3/17/28(4)	13,975,000	14,633
Morgan Stanley Finance LLC (Berkshire Hathaway, Inc. B shares) 1.000%, 3/21/28(4)	14,030,000	13,825
Morgan Stanley Finance LLC (Royal Caribbean Cruises Ltd.) 1.250%, 9/28/27(4)	5,795,000	9,281
		109,033

Financial Services—3.3%
Citigroup Global Markets Holdings, Inc. (Booking Holdings, Inc.) 1.250%, 9/28/27(4)	17,790,000	23,195
	Shares	Value

Financial Services—continued
Citigroup Global Markets Holdings, Inc. (Broadcom, Inc.) 1.250%, 4/13/28(4)	14,585,000	$ 20,505
Citigroup Global Markets Holdings, Inc. (NVIDIA Corp.) 1.000%, 3/15/27	6,315,000	8,764
Goldman Sachs Finance Corp. (Eli Lilly & Co.) 1.000%, 5/13/27(4)	13,770,000	15,055
Goldman Sachs Finance Corp. (Palo Alto Networks, Inc.) 4.000%, 9/28/26(4)	5,190,000	7,127
Goldman Sachs Finance Corp. (Regeneron Pharmaceuticals, Inc.) 1.250%, 6/28/27(4)	17,975,000	17,031
JPMorgan Chase Financial Co. LLC (Boeing Co. (The)) 0.500%, 6/15/27	4,280,000	4,926
JPMorgan Chase Financial Co. LLC (Intuit, Inc.) 1.000%, 6/15/28	13,675,000	15,259
JPMorgan Chase Financial Co. LLC (Johnson Controls International plc) 1.000%, 4/1/28	14,725,000	17,370
JPMorgan Chase Financial Co. LLC (Meta Platforms, Inc.) 1.250%, 3/15/27	10,100,000	13,426
JPMorgan Chase Financial Co. LLC (Salesforce, Inc.) 1.000%, 3/15/27	8,730,000	8,891
		151,549

Total Equity-Linked Notes (Identified Cost $245,697)		260,582

Total Long-Term Investments—96.0% (Identified Cost $4,637,910)		4,493,196

See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%)(9)	20,480,555	$ 20,481
Total Short-Term Investment (Identified Cost $20,481)		20,481

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—96.4% (Identified Cost $4,658,391)		4,513,677

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $968)	(2,382)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—96.4% (Identified Cost $4,657,423)	$4,511,295
Other assets and liabilities, net—3.6%	170,077
NET ASSETS—100.0%	$4,681,372
Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
OPM	Option Pricing Model
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $1,654,189 or 35.3% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	Security in default; no interest payments are being received.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Amount is less than $500 (not in thousands).
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $449,412.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	91%
Bermuda	2
Canada	2
United Kingdom	2
Cayman Islands	1
Ireland	1
Jersey	1
Total	100%
† % of total investments, net of written options, as of June 30, 2025.
Open written options contracts as of June 30, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Alphabet, Inc.	(532)	$(10,241)	$192.50	07/18/25	$(28)
Alphabet, Inc.	(1,574)	(30,299)	192.50	07/18/25	(80)
Amazon.com, Inc.	(1,825)	(42,887)	235.00	07/18/25	(159)
Analog Devices, Inc.	(251)	(6,401)	255.00	07/18/25	(16)
Apple, Inc.	(443)	(9,967)	225.00	07/18/25	(18)
Broadcom, Inc.	(683)	(20,490)	300.00	07/18/25	(109)
Capital One Financial Corp.	(409)	(8,998)	220.00	07/18/25	(96)
Charles Schwab Corp. (The)	(1,709)	(17,090)	100.00	07/18/25	(55)
Chewy, Inc.	(895)	(4,207)	47.00	07/18/25	(18)
Coca-Cola Co. (The)	(1,291)	(9,553)	74.00	07/18/25	(18)
Costco Wholesale Corp.	(107)	(11,502)	1,075.00	07/18/25	(9)
CVS Health Corp.	(639)	(4,665)	73.00	07/18/25	(15)
Deere & Co.	(79)	(4,385)	555.00	07/18/25	(6)
Dollar Tree, Inc.	(574)	(6,314)	110.00	07/18/25	(9)
Eaton Corp. plc	(167)	(6,430)	385.00	07/18/25	(9)
Eli Lilly & Co.	(214)	(19,260)	900.00	07/18/25	(15)
General Electric Co.	(259)	(7,122)	275.00	07/18/25	(23)
Gilead Sciences, Inc.	(506)	(5,971)	118.00	07/18/25	(12)
Mastercard, Inc.	(399)	(24,339)	610.00	07/18/25	(9)
McKesson Corp.	(128)	(9,856)	770.00	07/18/25	(15)
Meta Platforms, Inc.	(405)	(31,792)	785.00	07/18/25	(140)
Micron Technology, Inc.	(514)	(7,710)	150.00	07/18/25	(7)
Moody’s Corp.	(143)	(7,436)	520.00	07/18/25	(31)
NVIDIA Corp.	(5,943)	(98,059)	165.00	07/18/25	(1,177)
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
Open written options contracts as of June 30, 2025 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Oracle Corp.	(362)	$(8,869)	$245.00	07/18/25	$(22)
Palantir Technologies, Inc.	(386)	(6,369)	165.00	07/18/25	(21)
Parker-Hannifin Corp.	(176)	(12,672)	720.00	07/18/25	(85)
Quanta Services, Inc.	(288)	(11,520)	400.00	07/18/25	(58)
ServiceNow, Inc.	(77)	(8,316)	1,080.00	07/18/25	(47)
Tesla, Inc.	(615)	(27,675)	450.00	07/18/25	(18)
Texas Instruments, Inc.	(219)	(4,928)	225.00	07/18/25	(—)(3)
TJX Cos., Inc. (The)	(454)	(5,902)	130.00	07/18/25	(5)
Vertex Pharmaceuticals, Inc.	(70)	(3,360)	480.00	07/18/25	(21)
Williams Cos., Inc. (The)	(803)	(5,220)	65.00	07/18/25	(31)
Total Written Options					$(2,382)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,035,442	$—	$1,035,442	$—
Corporate Bonds and Notes	1,483,672	—	1,482,690	982(1)
Equity Securities:
Convertible Preferred Stocks	219,474	219,474	—	—
Preferred Stock	939	—	—	939
Common Stocks	1,493,058	1,491,456	141	1,461(1)
Warrants	29	—	—	29(1)
Equity-Linked Notes	260,582	—	95,781	164,801
Money Market Mutual Fund	20,481	20,481	—	—
Total Assets	4,513,677	1,731,411	2,614,054	168,212
Liabilities:
Other Financial Instruments:
Written Options	(2,382)	(2,333)	(49)	—
Total Investments, Net of Written Options	$4,511,295	$1,729,078	$2,614,005	$168,212

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $31,081 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds and Notes	Common Stock	Preferred Stock	Warrants	Equity-Linked Notes
Investments in Securities
Balance as of June 30, 2024:	$ 379,429	$ 2,238(a)	$ 3,185(a)	$ 939	$ 146(a)	$ 372,921
Accrued discount/(premium)	44	—	—	—	—	44
Net realized gain (loss)	7,539	—	(475)	—	—	8,014
Net change in unrealized appreciation (depreciation)(b)	(1,996)	(1,256)	(1,243)	—	(117)	620
Purchases	129,422	—	—	—	—	129,422
Sales(c)	(315,145)	—	(6)	—	—	(315,139)
Transfers from Level 3(d)	(31,081)	—	—	—	—	(31,081)
Balance as of June 30, 2025	$ 168,212	$ 982(a)	$ 1,461(a)	$ 939	$ 29(a)	$ 164,801
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025, was $(694).
(c) Includes paydowns on securities.
(d) ’’Transfers into and/or from” represent the ending value as of June 30, 2025, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2025:
Investments in Securities – Assets	Ending Balance at June 30, 2025	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Preferred Stock:
LiveStyle, Inc. Series B	$939	Discounted cash flows liquidation approach	Discount rate	23.50% (23.27% - 23.82%)	Decrease

Common Stocks:
CCF Holdings LLC	$ 519	OPM and Last transaction	Volatility	44.46% (40.00% - 47.70%)	Increase

CCF Holdings LLC Class M	$ 141	OPM and Last transaction	Volatility	44.46% (40.00% - 47.70%)	Increase

Postmedia Network Canada Corp.	$ 667	Market and Company Comparables	EV Multiples	1.44x (0.59x - 3.17x)	Increase
10.70x (3.74x - 18.30x)
			Illiquidity Discount	10.00%	Increase

Warrants:
CCF Holdings LLC	$ 29	Black-Scholes Model	Volatility	44.46% (40.00% - 47.70%)	Increase

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Financial Statements

KAR Global Small-Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—97.7%
Brazil—6.4%
Caixa Seguridade Participacoes S.A.	341,282	$ 922
Tegma Gestao Logistica S.A.	306,924	1,979
		2,901

China—2.5%
Haitian International Holdings Ltd.	437,766	1,138
France—4.3%
Alten S.A.	11,660	1,023
Lectra	33,331	938
		1,961

Indonesia—0.6%
Sarana Menara Nusantara Tbk PT	9,107,000	277
Italy—4.3%
FinecoBank Banca Fineco SpA	56,055	1,244
Moltiply Group SpA	13,726	735
		1,979

Japan—1.9%
MarkLines Co., Ltd.	64,644	859
Lithuania—9.0%
Baltic Classifieds Group plc	796,452	4,078
Mexico—4.6%
Corp. Moctezuma SAB de C.V.	436,901	1,881
Qualitas Controladora SAB de C.V.	19,683	203
		2,084

Norway—2.8%
Bouvet ASA	160,518	1,269
Poland—3.3%
Grupa Pracuj S.A.	86,429	1,523
	Shares	Value

Singapore—3.2%
Haw Par Corp., Ltd.	152,917	$ 1,441
United Kingdom—16.6%
AJ Bell plc	216,011	1,515
Auto Trader Group plc	201,625	2,281
FDM Group Holdings plc	168,576	494
Rightmove plc	299,838	3,246
		7,536

United States—38.2%
Enerpac Tool Group Corp. Class A	21,469	871
FTI Consulting, Inc.(1)	9,258	1,495
Landstar System, Inc.	7,202	1,001
Moelis & Co. Class A	10,906	680
Morningstar, Inc.	3,452	1,084
nCino, Inc.(1)	52,274	1,462
NVE Corp.	6,264	461
Primerica, Inc.	10,726	2,935
Ryan Specialty Holdings, Inc. Class A	37,716	2,564
Simpson Manufacturing Co., Inc.	8,107	1,259
Toro Co. (The)	14,871	1,051
Triumph Financial, Inc.(1)	18,112	998
Watts Water Technologies, Inc. Class A	6,062	1,491
		17,352

Total Common Stocks (Identified Cost $33,671)		44,398

Total Long-Term Investments—97.7% (Identified Cost $33,671)		44,398

TOTAL INVESTMENTS—97.7% (Identified Cost $33,671)		$44,398
Other assets and liabilities, net—2.3%		1,053
NET ASSETS—100.0%		$45,451
Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	39%
United Kingdom	17
Lithuania	9
Brazil	7
Mexico	5
Italy	4
France	4
Other	15
Total	100%
† % of total investments as of June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Global Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$44,398	$44,398
Total Investments	$44,398	$44,398
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Financial Statements

KAR Health Sciences Fund
SCHEDULE OF INVESTMENTS
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—98.3%
Biotechnology—16.8%
AbbVie, Inc.	34,967	$ 6,491
Amgen, Inc.	11,452	3,198
Regeneron Pharmaceuticals, Inc.	5,037	2,644
Vertex Pharmaceuticals, Inc.(1)	11,397	5,074
		17,407

Healthcare Equipment & Supplies—27.0%
Align Technology, Inc.(1)	9,078	1,719
Cooper Cos., Inc. (The)(1)	57,228	4,072
Dexcom, Inc.(1)	49,481	4,319
IDEXX Laboratories, Inc.(1)	9,966	5,345
Insulet Corp.(1)	12,543	3,941
Intuitive Surgical, Inc.(1)	10,563	5,740
STERIS plc	11,745	2,822
		27,958

	Shares	Value

Healthcare Providers & Services—16.5%
HealthEquity, Inc.(1)	40,315	$ 4,223
McKesson Corp.	8,651	6,339
U.S. Physical Therapy, Inc.	36,609	2,863
UnitedHealth Group, Inc.	11,847	3,696
		17,121

Life Sciences Tools & Services—14.2%
Danaher Corp.	19,031	3,760
Mettler-Toledo International, Inc.(1)	3,349	3,934
Thermo Fisher Scientific, Inc.	7,868	3,190
West Pharmaceutical Services, Inc.	17,716	3,876
		14,760

Pharmaceuticals—23.8%
Eli Lilly & Co.	18,293	14,260
Merck & Co., Inc.	42,984	3,402
Prestige Consumer Healthcare, Inc.(1)	37,746	3,014
	Shares	Value

	Pharmaceuticals—continued
Zoetis, Inc. Class A	25,674	$ 4,004
		24,680

	Total Common Stocks (Identified Cost $88,284)	101,926

	Total Long-Term Investments—98.3% (Identified Cost $88,284)	101,926

	TOTAL INVESTMENTS—98.3% (Identified Cost $88,284)	$101,926
	Other assets and liabilities, net—1.7%	1,737
	NET ASSETS—100.0%	$103,663

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$101,926	$101,926
Total Investments	$101,926	$101,926
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Communication Services—4.4%
Alphabet, Inc. Class A	85,959	$ 15,149
Walt Disney Co. (The)	53,293	6,609
		21,758

Consumer Discretionary—2.6%
Home Depot, Inc. (The)	14,250	5,225
Magna International, Inc.	136,209	5,259
Starbucks Corp.	27,083	2,481
		12,965

Consumer Staples—2.2%
Keurig Dr Pepper, Inc.	134,069	4,432
Tyson Foods, Inc. Class A	118,429	6,625
		11,057

Energy—7.6%
Chevron Corp.	58,529	8,381
EOG Resources, Inc.	54,297	6,495
Exxon Mobil Corp.	97,349	10,494
ONEOK, Inc.	53,657	4,380
Ovintiv, Inc.	146,448	5,572
Schlumberger N.V.	66,596	2,251
		37,573

Financials—22.2%
Bank of America Corp.	345,088	16,330
Blackrock, Inc.	9,903	10,391
Charles Schwab Corp. (The)	67,458	6,155
Citigroup, Inc.	129,418	11,016
Commerce Bancshares, Inc.	94,170	5,855
Jack Henry & Associates, Inc.	29,400	5,297
JPMorgan Chase & Co.	20,402	5,915
MarketAxess Holdings, Inc.	25,685	5,736
Morgan Stanley	37,385	5,266
PNC Financial Services Group, Inc. (The)	58,355	10,878
Truist Financial Corp.	240,743	10,349
U.S. Bancorp	156,836	7,097
Wells Fargo & Co.	124,790	9,998
		110,283

Health Care—15.7%
Abbott Laboratories	35,820	4,872
AbbVie, Inc.	38,522	7,150
Agilent Technologies, Inc.	69,419	8,192
	Shares	Value

Health Care—continued
Bristol-Myers Squibb Co.	44,991	$ 2,083
HCA Healthcare, Inc.	16,937	6,489
Johnson & Johnson	31,765	4,852
Medtronic plc	60,720	5,293
Novo Nordisk A/S Sponsored ADR	60,154	4,152
Pfizer, Inc.	625,767	15,169
Thermo Fisher Scientific, Inc.	23,917	9,697
UnitedHealth Group, Inc.	15,957	4,978
Zoetis, Inc. Class A	32,949	5,138
		78,065

Industrials—12.9%
C.H. Robinson Worldwide, Inc.	50,188	4,816
Genpact Ltd.	94,851	4,174
Honeywell International, Inc.	33,243	7,742
L3Harris Technologies, Inc.	21,351	5,356
MonotaRO Co., Ltd. Unsponsored ADR	255,490	5,031
Oshkosh Corp.	48,495	5,506
RB Global, Inc.	45,421	4,823
Southwest Airlines Co.	81,112	2,631
Stanley Black & Decker, Inc.	140,069	9,490
TransUnion	49,180	4,328
Union Pacific Corp.	21,755	5,005
United Parcel Service, Inc. Class B	49,555	5,002
		63,904

Information Technology—6.1%
Intuit, Inc.	25,347	19,964
Microsoft Corp.	10,622	5,283
Salesforce, Inc.	18,357	5,006
		30,253

Materials—5.1%
Air Products & Chemicals, Inc.	17,729	5,000
Ball Corp.	125,953	7,065
Dow, Inc.	139,503	3,694
LyondellBasell Industries N.V. Class A	68,403	3,958
Pan American Silver Corp.	197,642	5,613
		25,330

	Shares	Value

Real Estate—11.2%
Alexandria Real Estate Equities, Inc.	134,150	$ 9,743
Crown Castle, Inc.	118,793	12,204
Equinix, Inc.	5,589	4,446
Invitation Homes, Inc.	149,929	4,918
Prologis, Inc.	143,061	15,038
Rexford Industrial Realty, Inc.	138,225	4,917
Sun Communities, Inc.	36,076	4,563
		55,829

Utilities—9.3%
AES Corp. (The)	402,651	4,236
American Water Works Co., Inc.	43,069	5,991
Eversource Energy	283,469	18,034
NextEra Energy, Inc.	258,206	17,925
		46,186

Total Common Stocks (Identified Cost $449,787)		493,203

Total Long-Term Investments—99.3% (Identified Cost $449,787)		493,203

TOTAL INVESTMENTS—99.3% (Identified Cost $449,787)		$493,203
Other assets and liabilities, net—0.7%		3,373
NET ASSETS—100.0%		$496,576

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Country Weightings (Unaudited)†
United States	92%
Canada	3
Ireland	1
Japan	1
Bermuda	1
Denmark	1
Netherlands	1
Total	100%
† % of total investments as of June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$493,203	$493,203
Total Investments	$493,203	$493,203
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Financial Statements

NFJ International Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2025
($ reported in thousands)
	Shares	Value
Preferred Stocks—2.3%
Brazil—2.3%
Itau Unibanco Holding S.A., 6.630%	102,330	$ 694
Petroleo Brasileiro S.A. - Petrobras, 10.650%	154,400	892
		1,586

Total Preferred Stocks (Identified Cost $1,492)		1,586

Common Stocks—97.8%
Belgium—2.6%
KBC Group N.V.	7,032	726
Warehouses De Pauw CVA	46,613	1,137
		1,863

Brazil—2.5%
Vale S.A.	181,400	1,759
Canada—4.9%
Agnico Eagle Mines Ltd.	11,811	1,407
Brookfield Corp.	10,612	657
Franco-Nevada Corp.	4,104	673
RB Global, Inc.	6,348	674
		3,411

Cayman Islands—0.9%
JD Logistics, Inc.(1)	364,800	611
China—15.3%
Alibaba Group Holding Ltd.	276,746	3,871
ANTA Sports Products Ltd.	45,081	543
China Merchants Bank Co., Ltd. Class A	109,100	700
JD.com, Inc. Class A	172,893	2,817
Tencent Holdings Ltd.	43,891	2,812
		10,743

Denmark—0.8%
Novo Nordisk A/S Class B	8,048	559
France—0.3%
LVMH Moet Hennessy Louis Vuitton SE	468	245
India—3.2%
HDFC Bank Ltd. ADR	29,034	2,226
Indonesia—1.0%
Bank Central Asia Tbk PT	1,358,100	726
Japan—17.5%
Daiichi Sankyo Co., Ltd.	124,200	2,902
FANUC Corp.	23,300	638
MonotaRO Co., Ltd.	133,246	2,632
Nippon Paint Holdings Co., Ltd.	367,826	2,963
	Shares	Value

Japan—continued
Shionogi & Co., Ltd.	43,300	$ 780
Sony Group Corp.	93,200	2,414
		12,329

Mexico—1.0%
Grupo Financiero Banorte SAB de C.V. Class O	75,800	695
Netherlands—5.1%
ASML Holding N.V.	3,562	2,843
Euronext N.V.	4,146	709
		3,552

Norway—1.9%
Aker BP ASA	27,676	708
Equinor ASA	23,535	595
		1,303

Saudi Arabia—1.8%
Saudi Arabian Oil Co.	83,550	542
Saudi National Bank (The)	77,663	748
		1,290

Singapore—1.0%
DBS Group Holdings Ltd.	19,320	682
South Africa—2.8%
Naspers Ltd. Class N	6,358	1,981
South Korea—5.1%
Samsung Electronics Co., Ltd.	64,020	2,837
SK Hynix, Inc.	3,431	742
		3,579

Spain—1.9%
Banco Bilbao Vizcaya Argentaria S.A.	44,629	686
Repsol S.A.	42,108	617
		1,303

Sweden—2.1%
Evolution AB	18,335	1,457
Taiwan—4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	95,539	3,467
Thailand—1.0%
CP ALL PCL Foreign Shares	498,700	675
United Arab Emirates—1.7%
Emirates NBD Bank PJSC	108,730	675
First Abu Dhabi Bank PJSC	115,118	520
		1,195

United Kingdom—10.2%
Admiral Group plc	15,239	684
	Shares	Value

United Kingdom—continued
Anglogold Ashanti plc	14,019	$ 634
AstraZeneca plc	4,466	620
Barclays plc	156,686	726
NatWest Group plc	97,278	683
Segro plc	97,959	914
Standard Chartered plc	176,874	2,930
		7,191

United States—8.3%
Alphabet, Inc. Class A	12,386	2,183
American Tower Corp.	3,130	692
MarketAxess Holdings, Inc.	6,260	1,398
NextEra Energy, Inc.	22,822	1,584
		5,857

Total Common Stocks (Identified Cost $57,740)		68,699

Total Long-Term Investments—100.1% (Identified Cost $59,232)		70,285

TOTAL INVESTMENTS—100.1% (Identified Cost $59,232)		$70,285
Other assets and liabilities, net—(0.1)%		(45)
NET ASSETS—100.0%		$70,240

Abbreviations:
ADR	American Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
Japan	17%
China	15
United Kingdom	10
United States	8
South Korea	5
Netherlands	5
Taiwan	5
Other	35
Total	100%
† % of total investments as of June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stocks	$1,586	$1,586
Common Stocks	68,699	68,699
Total Investments	$70,285	$70,285
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Financial Statements

NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—99.6%
Communication Services—3.6%
Alphabet, Inc. Class A	23,039	$ 4,060
Meta Platforms, Inc. Class A	2,245	1,657
Walt Disney Co. (The)	34,545	4,284
		10,001

Consumer Discretionary—4.2%
Caesars Entertainment, Inc.(1)	44,610	1,266
General Motors Co.	55,450	2,729
Home Depot, Inc. (The)	6,986	2,561
JD.com, Inc. ADR	70,586	2,304
McDonald’s Corp.	3,967	1,159
Starbucks Corp.	16,792	1,539
		11,558

Consumer Staples—2.6%
Keurig Dr Pepper, Inc.	37,620	1,244
McCormick & Co., Inc. Non-voting Shares	16,973	1,287
Procter & Gamble Co. (The)	14,482	2,307
Tyson Foods, Inc. Class A	39,548	2,212
		7,050

Energy—7.4%
Chevron Corp.	27,142	3,887
ConocoPhillips	13,818	1,240
EOG Resources, Inc.	21,763	2,603
Exxon Mobil Corp.	47,646	5,136
ONEOK, Inc.	15,728	1,284
Ovintiv, Inc.	92,331	3,513
Phillips 66	13,650	1,628
Schlumberger N.V.	28,748	972
		20,263

Financials—21.4%
American Express Co.	4,694	1,497
Aon plc Class A	3,617	1,290
Bank of America Corp.	150,888	7,140
Blackrock, Inc.	2,836	2,976
Charles Schwab Corp. (The)	30,432	2,777
Citigroup, Inc.	50,286	4,280
Citizens Financial Group, Inc.	62,736	2,807
Global Payments, Inc.	21,029	1,683
Goldman Sachs Group, Inc. (The)	2,162	1,530
JPMorgan Chase & Co.	32,443	9,406
Morgan Stanley	32,750	4,613
MSCI, Inc. Class A	2,293	1,323
PNC Financial Services Group, Inc. (The)	30,877	5,756
Truist Financial Corp.	63,974	2,750
U.S. Bancorp	93,309	4,222
Wells Fargo & Co.	55,862	4,476
		58,526

Health Care—14.6%
Abbott Laboratories	20,868	2,838
AbbVie, Inc.	20,609	3,825
	Shares	Value

Health Care—continued
Agilent Technologies, Inc.	27,477	$ 3,243
Bristol-Myers Squibb Co.	24,240	1,122
Cooper Cos., Inc. (The)(1)	18,560	1,321
Globus Medical, Inc. Class A(1)	36,036	2,127
HCA Healthcare, Inc.	7,001	2,682
Johnson & Johnson	16,381	2,502
Medtronic plc	43,773	3,816
Pfizer, Inc.	161,238	3,908
ResMed, Inc.	5,293	1,366
Thermo Fisher Scientific, Inc.	9,824	3,983
UnitedHealth Group, Inc.	9,048	2,823
Veeva Systems, Inc. Class A(1)	10,258	2,954
Zoetis, Inc. Class A	8,652	1,349
		39,859

Industrials—15.4%
AMETEK, Inc.	7,518	1,360
C.H. Robinson Worldwide, Inc.	13,173	1,264
CSX Corp.	47,253	1,542
Eaton Corp. plc	4,825	1,722
Emerson Electric Co.	31,229	4,164
General Electric Co.	13,869	3,570
Genpact Ltd.	52,044	2,290
Honeywell International, Inc.	17,866	4,161
IDEX Corp.	14,569	2,558
MonotaRO Co., Ltd. Unsponsored ADR	71,095	1,400
Oshkosh Corp.	24,620	2,795
RB Global, Inc.	25,423	2,700
RTX Corp.	9,618	1,404
Southwest Airlines Co.	45,858	1,488
TransUnion	33,584	2,955
Union Pacific Corp.	5,848	1,346
United Parcel Service, Inc. Class B	12,168	1,228
Xylem, Inc.	33,273	4,304
		42,251

Information Technology—9.6%
Accenture plc Class A	4,030	1,205
Adobe, Inc. (1)	2,356	911
Advanced Micro Devices, Inc.(1)	22,684	3,219
Autodesk, Inc.(1)	4,489	1,390
Intuit, Inc.	5,255	4,139
KLA Corp.	2,060	1,845
Marvell Technology, Inc.	41,566	3,217
Micron Technology, Inc.	14,848	1,830
Microsoft Corp.	8,178	4,068
Salesforce, Inc.	4,430	1,208
Texas Instruments, Inc.	15,378	3,193
		26,225

Materials—4.5%
Ball Corp.	61,015	3,422
DuPont de Nemours, Inc.	17,465	1,198
Freeport-McMoRan, Inc.	33,782	1,465
	Shares	Value

Materials—continued
LyondellBasell Industries N.V. Class A	59,571	$ 3,447
Pan American Silver Corp.	49,299	1,400
Sealed Air Corp.	43,195	1,340
		12,272

Real Estate—9.0%
Alexandria Real Estate Equities, Inc.	54,553	3,962
Crown Castle, Inc.	12,461	1,280
Equinix, Inc.	2,986	2,375
Invitation Homes, Inc.	73,674	2,417
Prologis, Inc.	50,568	5,316
Rexford Industrial Realty, Inc.	111,994	3,984
SBA Communications Corp. Class A	22,293	5,235
		24,569

Utilities—7.3%
AES Corp. (The)	227,876	2,398
American Water Works Co., Inc.	28,143	3,915
Eversource Energy	88,025	5,600
NextEra Energy, Inc.	114,768	7,967
		19,880

Total Common Stocks (Identified Cost $238,549)		272,454

Total Long-Term Investments—99.6% (Identified Cost $238,549)		272,454

TOTAL INVESTMENTS—99.6% (Identified Cost $238,549)		$272,454
Other assets and liabilities, net—0.4%		1,110
NET ASSETS—100.0%		$273,564

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	93%
Ireland	2
Canada	1
Netherlands	1
China	1
Bermuda	1
Japan	1
Total	100%
† % of total investments as of June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$272,454	$272,454
Total Investments	$272,454	$272,454
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Financial Statements

NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—0.6%
Trade Desk, Inc. (The) Class A(1)	52,457	$ 3,776
Consumer Discretionary—9.1%
American Eagle Outfitters, Inc.	369,419	3,554
Aptiv plc(1)	127,932	8,727
Brunswick Corp.	84,808	4,685
Caesars Entertainment, Inc.(1)	148,810	4,225
JD.com, Inc. ADR	334,215	10,909
PVH Corp.	56,546	3,879
Under Armour, Inc. Class A(1)	927,374	6,334
Winnebago Industries, Inc.	170,045	4,931
YETI Holdings, Inc.(1)	180,733	5,697
		52,941

Consumer Staples—1.7%
Tyson Foods, Inc. Class A	178,313	9,975
Energy—6.2%
Coterra Energy, Inc.	111,514	2,830
Devon Energy Corp.	182,013	5,790
Helmerich & Payne, Inc.	159,609	2,420
HF Sinclair Corp.	156,693	6,437
Matador Resources Co.	201,114	9,597
Ovintiv, Inc.	156,910	5,971
Schlumberger N.V.	95,690	3,234
		36,279

Financials—18.8%
Citizens Financial Group, Inc.	138,372	6,192
Commerce Bancshares, Inc.	182,334	11,336
East West Bancorp, Inc.	60,931	6,153
First Financial Bankshares, Inc.	327,881	11,797
Independent Bank Corp.	92,630	5,825
Jack Henry & Associates, Inc.	31,562	5,686
Lakeland Financial Corp.	193,373	11,883
M&T Bank Corp.	16,572	3,215
MarketAxess Holdings, Inc.	49,736	11,108
Northern Trust Corp.	57,133	7,244
PNC Financial Services Group, Inc. (The)	33,009	6,154
Ryan Specialty Holdings, Inc. Class A	75,132	5,108
T. Rowe Price Group, Inc.	59,679	5,759
Truist Financial Corp.	145,090	6,237
U.S. Bancorp	137,975	6,243
		109,940

Health Care—10.7%
Addus HomeCare Corp.(1)	35,032	4,035
BioMarin Pharmaceutical, Inc.(1)	71,018	3,904
Bio-Techne Corp.	73,969	3,806
Bruker Corp.	137,813	5,678
Cooper Cos., Inc. (The)(1)	79,922	5,687
Exelixis, Inc.(1)	136,156	6,001
	Shares	Value

Health Care—continued
Globus Medical, Inc. Class A(1)	73,993	$ 4,367
HCA Healthcare, Inc.	15,319	5,869
IQVIA Holdings, Inc.(1)	55,946	8,817
Jazz Pharmaceuticals plc(1)	23,865	2,533
Universal Health Services, Inc. Class B	34,052	6,168
Veeva Systems, Inc. Class A(1)	20,093	5,786
		62,651

Industrials—15.2%
Alaska Air Group, Inc.(1)	100,604	4,978
Allegion plc	40,416	5,825
AMETEK, Inc.	32,217	5,830
C.H. Robinson Worldwide, Inc.	48,551	4,658
Dayforce, Inc.(1)	49,397	2,736
Genpact Ltd.	112,504	4,951
JBT Marel Corp.	48,695	5,856
L3Harris Technologies, Inc.	23,646	5,931
Lyft, Inc. Class A(1)	251,972	3,971
MonotaRO Co., Ltd. Unsponsored ADR	142,504	2,806
Oshkosh Corp.	87,138	9,894
RB Global, Inc.	38,938	4,135
Stanley Black & Decker, Inc.	173,242	11,737
Toro Co. (The)	76,762	5,426
Werner Enterprises, Inc.	155,549	4,256
Xylem, Inc.	46,159	5,971
		88,961

Information Technology—7.1%
ANSYS, Inc.(1)	17,528	6,156
Littelfuse, Inc.	28,768	6,523
MKS, Inc.	75,012	7,453
Monolithic Power Systems, Inc.	8,106	5,929
Skyworks Solutions, Inc.	85,657	6,383
Tyler Technologies, Inc.(1)	5,219	3,094
VeriSign, Inc.	19,807	5,720
		41,258

Materials—8.5%
Ashland, Inc.	109,567	5,509
Axalta Coating Systems Ltd. (1)	198,199	5,884
Ball Corp.	108,485	6,085
DuPont de Nemours, Inc.	79,768	5,471
Eastman Chemical Co.	71,169	5,313
FMC Corp.	143,779	6,003
Kaiser Aluminum Corp.	79,859	6,381
Newmont Corp.	55,313	3,223
Stepan Co.	107,139	5,848
		49,717

Real Estate—14.9%
Alexandria Real Estate Equities, Inc.	155,997	11,330
	Shares	Value

Real Estate—continued
American Tower Corp.	24,728	$ 5,465
CoStar Group, Inc.(1)	46,061	3,703
Crown Castle, Inc.	34,643	3,559
Digital Realty Trust, Inc.	17,800	3,103
Equity Residential	78,444	5,294
Essex Property Trust, Inc.	19,474	5,519
First Industrial Realty Trust, Inc.	235,040	11,313
Getty Realty Corp.	179,626	4,965
Invitation Homes, Inc.	157,597	5,169
Mid-America Apartment Communities, Inc.	34,182	5,059
PotlatchDeltic Corp.	146,894	5,636
Rexford Industrial Realty, Inc.	322,980	11,489
SBA Communications Corp. Class A	23,285	5,468
		87,072

Utilities—6.6%
AES Corp. (The)	541,585	5,697
Ameren Corp.	55,546	5,335
American Water Works Co., Inc.	37,083	5,159
Essential Utilities, Inc.	136,608	5,074
Eversource Energy	181,003	11,515
NextEra Energy, Inc.	81,764	5,676
		38,456

Total Common Stocks (Identified Cost $561,216)		581,026

Total Long-Term Investments—99.4% (Identified Cost $561,216)		581,026

TOTAL INVESTMENTS—99.4% (Identified Cost $561,216)		$581,026
Other assets and liabilities, net—0.6%		3,751
NET ASSETS—100.0%		$584,777

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	94%
China	2
Jersey	1
Bermuda	1
Canada	1
Curaçao	1
Total	100%
† % of total investments as of June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$581,026	$581,026
Total Investments	$581,026	$581,026
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Financial Statements

NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Communication Services—1.5%
Cargurus, Inc. Class A(1)	63,907	$ 2,139
Iridium Communications, Inc.	55,169	1,664
		3,803

Consumer Discretionary—11.1%
American Eagle Outfitters, Inc.	163,243	1,570
Asbury Automotive Group, Inc.(1)	10,168	2,426
Caesars Entertainment, Inc.(1)	42,848	1,216
Carriage Services, Inc. Class A	50,289	2,300
Dana, Inc.	147,730	2,534
KB Home	19,416	1,029
LGI Homes, Inc.(1)	12,579	648
Malibu Boats, Inc. Class A(1)	55,852	1,750
Papa John’s International, Inc.	53,655	2,626
Taylor Morrison Home Corp. Class A(1)	21,887	1,344
Under Armour, Inc. Class A(1)	401,411	2,742
Victoria’s Secret & Co.(1)	66,989	1,241
Winnebago Industries, Inc.	71,623	2,077
Wolverine World Wide, Inc.	124,142	2,245
YETI Holdings, Inc.(1)	79,678	2,511
		28,259

Consumer Staples—1.2%
PriceSmart, Inc.	17,782	1,868
Utz Brands, Inc.	97,321	1,221
		3,089

Energy—5.6%
Helmerich & Payne, Inc.	210,201	3,187
Matador Resources Co.	90,910	4,338
Ovintiv, Inc.	76,413	2,907
SM Energy Co.	104,767	2,589
Vital Energy, Inc.(1)	70,970	1,142
		14,163

Financials—28.5%
Associated Banc-Corp.	135,813	3,312
Atlantic Union Bankshares Corp.	81,050	2,535
Axos Financial, Inc.(1)	23,952	1,821
Bancorp, Inc. (The)(1)	43,302	2,467
Blackstone Mortgage Trust, Inc. Class A	129,755	2,498
Cadence Bank	102,621	3,282
Commerce Bancshares, Inc.	79,742	4,958
Community Financial System, Inc.	95,048	5,405
Enterprise Financial Services Corp.	58,297	3,212
First Financial Bankshares, Inc.	168,276	6,055
First Interstate BancSystem, Inc. Class A	92,362	2,662
Glacier Bancorp, Inc.	59,948	2,582
	Shares	Value

Financials—continued
HA Sustainable Infrastructure Capital, Inc.	87,886	$ 2,361
Independent Bank Corp.	50,037	3,147
Lakeland Financial Corp.	84,089	5,167
MarketAxess Holdings, Inc.	23,111	5,162
Pathward Financial, Inc.	18,649	1,475
Pinnacle Financial Partners, Inc.	24,811	2,739
Southside Bancshares, Inc.	55,002	1,619
SouthState Corp.	29,040	2,672
Stock Yards Bancorp, Inc.	33,563	2,651
UMB Financial Corp.	24,312	2,557
Walker & Dunlop, Inc.	27,124	1,912
		72,251

Health Care—8.1%
Addus HomeCare Corp.(1)	33,865	3,901
Bruker Corp.	64,114	2,641
Exelixis, Inc.(1)	56,226	2,478
Globus Medical, Inc. Class A(1)	42,068	2,483
Ligand Pharmaceuticals, Inc.(1)	12,047	1,370
LivaNova plc(1)	64,011	2,882
Medpace Holdings, Inc.(1)	5,401	1,695
Omnicell, Inc.(1)	78,841	2,318
Simulations Plus, Inc.	47,619	831
		20,599

Industrials—13.2%
Alaska Air Group, Inc.(1)	61,239	3,030
Armstrong World Industries, Inc.	17,593	2,858
Dycom Industries, Inc.(1)	10,844	2,650
GATX Corp.	15,798	2,426
Genpact Ltd.	35,144	1,547
Insteel Industries, Inc.	51,521	1,917
JBT Marel Corp.	42,357	5,094
Lindsay Corp.	11,074	1,597
MonotaRO Co., Ltd. Unsponsored ADR	58,909	1,160
NEXTracker, Inc. Class A(1)	41,977	2,282
Oshkosh Corp.	23,566	2,676
UniFirst Corp.	6,718	1,264
Watts Water Technologies, Inc. Class A	10,563	2,597
Werner Enterprises, Inc.	92,163	2,522
		33,620

Information Technology—5.3%
Cirrus Logic, Inc.(1)	21,082	2,198
Diodes, Inc.(1)	36,151	1,912
Ichor Holdings Ltd.(1)	118,917	2,335
Littelfuse, Inc.	5,639	1,279
MKS, Inc.	32,791	3,258
RingCentral, Inc. Class A(1)	84,115	2,385
		13,367

	Shares	Value

Materials—6.3%
Ashland, Inc.	46,750	$ 2,351
Coeur Mining, Inc.(1)	283,899	2,515
FMC Corp.	61,682	2,575
Kaiser Aluminum Corp.	42,487	3,395
Quaker Chemical Corp.	23,219	2,599
Stepan Co.	48,287	2,636
		16,071

Real Estate—12.2%
Alexandria Real Estate Equities, Inc.	30,740	2,233
Cousins Properties, Inc.	88,637	2,662
Equity LifeStyle Properties, Inc.	36,129	2,228
Essential Properties Realty Trust, Inc.	51,520	1,644
Getty Realty Corp.	84,385	2,332
Healthpeak Properties, Inc.	136,296	2,387
Jones Lang LaSalle, Inc.(1)	10,235	2,618
PotlatchDeltic Corp.	63,901	2,452
Rexford Industrial Realty, Inc.	139,808	4,973
Terreno Realty Corp.	86,883	4,871
UMH Properties, Inc.	151,351	2,541
		30,941

Utilities—6.2%
AES Corp. (The)	240,490	2,530
American States Water Co.	57,714	4,424
Avista Corp.	66,187	2,512
Chesapeake Utilities Corp.	17,640	2,121
Middlesex Water Co.	36,446	1,975
Portland General Electric Co.	54,753	2,224
		15,786

Total Common Stocks (Identified Cost $236,604)		251,949

Total Long-Term Investments—99.2% (Identified Cost $236,604)		251,949

TOTAL INVESTMENTS—99.2% (Identified Cost $236,604)		$251,949
Other assets and liabilities, net—0.8%		1,911
NET ASSETS—100.0%		$253,860

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$251,949	$251,949
Total Investments	$251,949	$251,949
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Financial Statements

Silvant Focused Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—98.7%
Communication Services—15.2%
Alphabet, Inc. Class A	446,498	$ 78,686
Meta Platforms, Inc. Class A	137,369	101,391
Netflix, Inc.(1)	50,076	67,058
		247,135

Consumer Discretionary—13.2%
Amazon.com, Inc.(1)	489,991	107,499
Las Vegas Sands Corp.	347,072	15,101
MercadoLibre, Inc.(1)	9,348	24,432
Royal Caribbean Cruises Ltd.	213,465	66,845
		213,877

Financials—4.7%
Visa, Inc. Class A	217,198	77,116
Health Care—6.2%
Eli Lilly & Co.	75,578	58,915
Intuitive Surgical, Inc.(1)	75,638	41,103
		100,018

	Shares	Value

Industrials—10.2%
Fair Isaac Corp.(1)	25,567	$ 46,735
GE Vernova, Inc.	73,183	38,725
General Electric Co.	222,665	57,312
Honeywell International, Inc.	98,972	23,049
		165,821

Information Technology—47.6%
Apple, Inc.	590,880	121,231
Applied Materials, Inc.	115,033	21,059
ARM Holdings plc ADR(1)	84,620	13,687
ASML Holding N.V. Registered Shares	16,102	12,904
Autodesk, Inc.(1)	95,328	29,511
Broadcom, Inc.	208,960	57,600
Microsoft Corp.	442,358	220,033
NVIDIA Corp.	1,648,081	260,380
Salesforce, Inc.	85,595	23,341
Workday, Inc. Class A(1)	62,864	15,087
		774,833

	Shares	Value

	Materials—1.6%
Vulcan Materials Co.	100,531	$ 26,220
	Total Common Stocks (Identified Cost $592,713)	1,605,020

	Total Long-Term Investments—98.7% (Identified Cost $592,713)	1,605,020

	TOTAL INVESTMENTS—98.7% (Identified Cost $592,713)	$1,605,020
	Other assets and liabilities, net—1.3%	21,615
	NET ASSETS—100.0%	$1,626,635

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,605,020	$1,605,020
Total Investments	$1,605,020	$1,605,020
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—99.7%
Communication Services—7.8%
Live Nation Entertainment, Inc.(1)	34,499	$ 5,219
Reddit, Inc. Class A(1)	20,109	3,028
ROBLOX Corp. Class A(1)	72,445	7,621
Spotify Technology S.A.(1)	8,950	6,868
TKO Group Holdings, Inc. Class A	8,983	1,634
Trade Desk, Inc. (The) Class A(1)	93,877	6,758
		31,128

Consumer Discretionary—16.5%
Burlington Stores, Inc.(1)	13,867	3,226
Carvana Co. Class A(1)	12,277	4,137
Chewy, Inc. Class A(1)	48,951	2,086
Coupang, Inc. Class A(1)	196,066	5,874
Deckers Outdoor Corp.(1)	20,166	2,078
DraftKings, Inc. Class A(1)	99,711	4,277
Duolingo, Inc.(1)	6,265	2,569
Ferrari N.V.	6,822	3,348
Hilton Worldwide Holdings, Inc.	33,506	8,924
Royal Caribbean Cruises Ltd.	33,428	10,468
SharkNinja, Inc.(1)	28,668	2,838
Tapestry, Inc.	49,507	4,347
Tractor Supply Co.	73,905	3,900
Ulta Beauty, Inc.(1)	9,187	4,298
Wingstop, Inc.	11,945	4,022
		66,392

Energy—0.8%
Diamondback Energy, Inc.	23,081	3,171
Financials—12.3%
Ally Financial, Inc.	37,130	1,446
Apollo Global Management, Inc.	21,015	2,981
Ares Management Corp. Class A	38,273	6,629
Coinbase Global, Inc. Class A(1)	15,935	5,585
Fifth Third Bancorp	120,434	4,954
Gallagher (Arthur J.) & Co.	18,441	5,903
LPL Financial Holdings, Inc.	15,701	5,888
MSCI, Inc. Class A	13,603	7,845
Robinhood Markets, Inc. Class A(1)	64,947	6,081
	Shares	Value

Financials—continued
SLM Corp.	63,913	$ 2,096
		49,408

Health Care—11.5%
Alnylam Pharmaceuticals, Inc.(1)	19,347	6,309
Cencora, Inc.	36,010	10,798
Dexcom, Inc.(1)	57,406	5,011
Encompass Health Corp.	19,673	2,413
IDEXX Laboratories, Inc.(1)	12,168	6,526
Insulet Corp.(1)	9,397	2,952
Mettler-Toledo International, Inc.(1)	2,479	2,912
Neurocrine Biosciences, Inc.(1)	21,833	2,744
Tenet Healthcare Corp.(1)	13,165	2,317
Veeva Systems, Inc. Class A(1)	15,286	4,402
		46,384

Industrials—24.8%
AMETEK, Inc.	18,692	3,383
Axon Enterprise, Inc.(1)	13,216	10,942
Fair Isaac Corp.(1)	5,060	9,249
Ferguson Enterprises, Inc.	19,932	4,340
Howmet Aerospace, Inc.	54,092	10,068
Quanta Services, Inc.	33,480	12,658
Rockwell Automation, Inc.	11,719	3,893
Sterling Infrastructure, Inc.(1)	10,278	2,371
Trane Technologies plc	8,588	3,756
United Rentals, Inc.	9,883	7,446
Verisk Analytics, Inc. Class A	25,314	7,885
Vertiv Holdings Co. Class A	90,394	11,608
Westinghouse Air Brake Technologies Corp.	36,869	7,719
Xometry, Inc. Class A(1)	22,045	745
Xylem, Inc.	26,921	3,483
		99,546

Information Technology—20.1%
Analog Devices, Inc.	15,494	3,688
AppLovin Corp. Class A(1)	4,700	1,645
Cloudflare, Inc. Class A(1)	48,850	9,566
Crowdstrike Holdings, Inc. Class A(1)	15,557	7,923
Datadog, Inc. Class A(1)	48,311	6,490
Entegris, Inc.	41,895	3,379
Fabrinet(1)	9,397	2,769
HubSpot, Inc.(1)	8,963	4,989
Jabil, Inc.	20,451	4,460
Lam Research Corp.	62,142	6,049
Marvell Technology, Inc.	25,420	1,968
	Shares	Value

Information Technology—continued
Microchip Technology, Inc.	54,092	$ 3,806
Monolithic Power Systems, Inc.	13,016	9,520
Palantir Technologies, Inc. Class A(1)	72,174	9,839
TE Connectivity plc	28,048	4,731
		80,822

Materials—0.6%
Carpenter Technology Corp.	8,470	2,341
Real Estate—1.5%
Jones Lang LaSalle, Inc.(1)	12,802	3,274
Zillow Group, Inc. Class A(1)	41,024	2,810
		6,084

Utilities—3.8%
NRG Energy, Inc.	30,654	4,922
Vistra Corp.	54,227	10,510
		15,432

Total Common Stocks (Identified Cost $269,338)		400,708

Total Long-Term Investments—99.7% (Identified Cost $269,338)		400,708

TOTAL INVESTMENTS—99.7% (Identified Cost $269,338)		$400,708
Other assets and liabilities, net—0.3%		1,368
NET ASSETS—100.0%		$402,076

Abbreviations:
MSCI	Morgan Stanley Capital International
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	95%
Luxembourg	2
Cayman Islands	1
Ireland	1
Netherlands	1
Total	100%
† % of total investments as of June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$400,708	$400,708
Total Investments	$400,708	$400,708
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—95.3%
Aerospace & Defense—4.9%
AAR Corp.(1)	8,521	$ 586
Ducommun, Inc.(1)	15,502	1,281
Leonardo DRS, Inc.	16,570	770
Moog, Inc. Class A	4,946	895
TAT Technologies Ltd.(1)	5,210	159
Woodward, Inc.	3,778	926
		4,617

Banks—4.1%
Amalgamated Financial Corp.	5,708	178
Bank of N.T. Butterfield & Son Ltd. (The)	13,596	602
Business First Bancshares, Inc.	5,204	128
Byline Bancorp, Inc.	10,179	272
Capitol Federal Financial, Inc.	29,549	180
Central Pacific Financial Corp.	7,462	209
Columbia Financial, Inc.(1)	6,126	89
Community Trust Bancorp, Inc.	2,530	134
First BanCorp	21,858	455
First Business Financial Services, Inc.	2,133	108
Hancock Whitney Corp.	20,547	1,180
SmartFinancial, Inc.	4,163	141
Unity Bancorp, Inc.	3,539	167
		3,843

Beverages—0.1%
Celsius Holdings, Inc.(1)	2,540	118
Biotechnology—7.5%
ACADIA Pharmaceuticals, Inc.(1)	39,867	860
ADMA Biologics, Inc.(1)	14,016	255
Alkermes plc(1)	40,807	1,167
Arcutis Biotherapeutics, Inc.(1)	8,760	123
Arrowhead Pharmaceuticals, Inc.(1)	13,522	214
CareDx, Inc.(1)	36,265	709
Cargo Therapeutics, Inc.(1)	32,055	132
Catalyst Pharmaceuticals, Inc.(1)	20,854	453
Exelixis, Inc.(1)	13,000	573
Genmab A/S Sponsored ADR(1)	27,495	568
Halozyme Therapeutics, Inc.(1)	2,056	107
Natera, Inc.(1)	3,128	528
Neurocrine Biosciences, Inc.(1)	1,934	243
Puma Biotechnology, Inc.(1)	41,614	143
Rigel Pharmaceuticals, Inc.(1)	5,812	109
Twist Bioscience Corp.(1)	388	14
	Shares	Value

Biotechnology—continued
Veracyte, Inc.(1)	31,958	$ 864
		7,062

Capital Markets—0.6%
AllianceBernstein Holding LP(2)	7,513	307
Federated Hermes, Inc. Class B	5,675	251
		558

Commercial Services & Supplies—1.0%
HNI Corp.	2,583	127
Interface, Inc. Class A	40,103	839
		966

Construction & Engineering—6.0%
AECOM	8,344	942
Comfort Systems USA, Inc.	2,533	1,358
EMCOR Group, Inc.	1,155	618
Great Lakes Dredge & Dock Corp.(1)	8,804	107
MasTec, Inc.(1)	4,030	687
Primoris Services Corp.	22,807	1,777
Stantec, Inc.(2)	1,000	109
		5,598

Construction Materials—0.4%
Knife River Corp.(1)	4,656	380
Consumer Finance—1.4%
Encore Capital Group, Inc.(1)	2,567	99
Green Dot Corp. Class A(1)	77,198	832
SLM Corp.	4,744	156
Upstart Holdings, Inc.(1)	3,850	249
		1,336

Consumer Staples Distribution & Retail—2.2%
Casey’s General Stores, Inc.	1,332	680
Natural Grocers by Vitamin Cottage, Inc.	2,100	82
Sprouts Farmers Market, Inc.(1)	6,106	1,005
Weis Markets, Inc.	4,022	292
		2,059

Containers & Packaging—0.2%
Silgan Holdings, Inc.	3,190	173
Diversified Consumer Services—4.6%
Adtalem Global Education, Inc.(1)	7,698	980
Bright Horizons Family Solutions, Inc.(1)	2,413	298
European Wax Center, Inc. Class A(1)	16,410	92
Frontdoor, Inc.(1)	17,703	1,044
Grand Canyon Education, Inc.(1)	3,396	642
OneSpaWorld Holdings Ltd.	14,578	297
	Shares	Value

Diversified Consumer Services—continued
Perdoceo Education Corp.	18,948	$ 619
Strategic Education, Inc.	3,775	321
		4,293

Diversified Telecommunication Services—0.3%
Anterix, Inc.(1)	3,500	90
IDT Corp. Class B	3,240	221
		311

Electric Utilities—3.6%
Alliant Energy Corp.	9,114	551
Evergy, Inc.	8,525	588
Genie Energy Ltd. Class B	8,316	223
IDACORP, Inc.	5,005	578
OGE Energy Corp.	12,766	567
Otter Tail Corp.	6,854	528
Pinnacle West Capital Corp.	4,145	371
		3,406

Electrical Equipment—2.2%
American Superconductor Corp.(1)	22,928	841
NEXTracker, Inc. Class A(1)	19,719	1,072
Powell Industries, Inc.	659	139
		2,052

Electronic Equipment, Instruments & Components—2.4%
Arrow Electronics, Inc.(1)	6,262	798
Belden, Inc.	1,270	147
Coherent Corp.(1)	2,381	212
Daktronics, Inc.(1)	23,986	363
Fabrinet(1)	1,548	456
Kimball Electronics, Inc.(1)	5,340	103
OSI Systems, Inc.(1)	763	172
		2,251

Entertainment—0.8%
Madison Square Garden Sports Corp.(1)	2,592	542
Roku, Inc. Class A (1)	2,425	213
		755

Financial Services—4.0%
Banco Latinoamericano de Comercio Exterior S.A. Class E	10,512	424
MGIC Investment Corp.	33,259	926
NMI Holdings, Inc. Class A(1)	41,408	1,747
Pagseguro Digital Ltd. Class A	40,000	385
Radian Group, Inc.	8,601	310
		3,792

Food Products—2.3%
Cal-Maine Foods, Inc.	2,657	265
Dole plc	2,277	32
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Food Products—continued
Ingredion, Inc.	1,240	$ 168
J & J Snack Foods Corp.	1,245	141
John B Sanfilippo & Son, Inc.	649	41
Mama’s Creations, Inc.(1)	16,453	136
Marzetti Co. (The)	1,188	205
Mission Produce, Inc.(1)	7,903	93
Pilgrim’s Pride Corp.	3,000	135
Post Holdings, Inc.(1)	3,508	382
Tootsie Roll Industries, Inc.	14,132	473
Vital Farms, Inc.(1)	2,542	98
		2,169

Health Care REITs—0.1%
Omega Healthcare Investors, Inc.	2,971	109
Healthcare Equipment & Supplies—1.1%
Envista Holdings Corp.(1)	7,572	148
iRadimed Corp.	1,650	99
Merit Medical Systems, Inc.(1)	5,913	553
SI-BONE, Inc.(1)	13,052	245
		1,045

Healthcare Providers & Services—2.4%
Addus HomeCare Corp.(1)	2,850	328
Alignment Healthcare, Inc.(1)	41,412	580
Chemed Corp.	895	436
Encompass Health Corp.	3,901	478
Fresenius Medical Care AG ADR	11,033	315
Tenet Healthcare Corp.(1)	384	68
Viemed Healthcare, Inc.(1)	12,939	89
		2,294

Healthcare Technology—1.1%
HealthStream, Inc.	5,015	139
LifeMD, Inc.(1)	9,014	123
OptimizeRx Corp.(1)	15,500	209
Phreesia, Inc.(1)	11,904	339
Waystar Holding Corp.(1)	5,058	206
		1,016

Hotels, Restaurants & Leisure—2.3%
Brinker International, Inc.(1)	3,800	685
Norwegian Cruise Line Holdings Ltd.(1)	72,452	1,470
		2,155

Household Durables—0.2%
Taylor Morrison Home Corp. Class A(1)	3,284	202
Household Products—0.6%
Oil-Dri Corp. of America	2,700	159
	Shares	Value

Household Products—continued
WD-40 Co.	1,631	$ 372
		531

Independent Power and Renewable Electricity Producers—0.2%
Ormat Technologies, Inc.	2,283	191
Insurance—4.0%
Donegal Group, Inc. Class A	7,437	149
Employers Holdings, Inc.	5,988	283
Enstar Group Ltd.(1)	319	107
Globe Life, Inc.	11,826	1,470
Reinsurance Group of America, Inc.	3,955	784
RLI Corp.	7,466	539
Safety Insurance Group, Inc.	2,768	220
United Fire Group, Inc.	6,050	174
		3,726

Interactive Media & Services—1.3%
Autohome, Inc. ADR	3,700	95
Cars.com, Inc.(1)	8,155	97
EverQuote, Inc. Class A(1)	27,763	671
MediaAlpha, Inc. Class A(1)	14,220	156
Nextdoor Holdings, Inc.(1)	62,600	104
Yelp, Inc. Class A(1)	2,700	93
		1,216

Leisure Products—0.2%
BRP, Inc.	1,879	91
Peloton Interactive, Inc. Class A(1)	13,754	96
		187

Machinery—0.5%
Douglas Dynamics, Inc.	15,250	449
Metals & Mining—2.2%
Centerra Gold, Inc.	100,046	721
Constellium SE Class A(1)	26,000	346
Fortuna Mining Corp.(1)	28,134	184
SSR Mining, Inc.(1)	45,542	580
SunCoke Energy, Inc.	24,701	212
		2,043

Mortgage Real Estate Investment Trusts (REITs)—0.4%
Rithm Capital Corp.	32,300	365
Multi-Utilities—0.7%
NiSource, Inc.	10,742	433
Unitil Corp.	4,177	218
		651

Oil, Gas & Consumable Fuels—2.6%
Crescent Energy Co. Class A	105,501	907
Dorchester Minerals LP	4,607	128
Granite Ridge Resources, Inc.	54,442	347
	Shares	Value

Oil, Gas & Consumable Fuels—continued
Teekay Corp., Ltd.	130,712	$ 1,079
		2,461

Pharmaceuticals—4.9%
Amneal Pharmaceuticals, Inc.(1)	35,921	291
ANI Pharmaceuticals, Inc.(1)	14,419	941
Avadel Pharmaceuticals plc(1)	16,385	145
Harmony Biosciences Holdings, Inc.(1)	12,524	396
Innoviva, Inc.(1)	26,946	541
Pacira BioSciences, Inc.(1)	6,765	162
Phibro Animal Health Corp. Class A	49,827	1,272
Prestige Consumer Healthcare, Inc.(1)	10,324	824
		4,572

Professional Services—2.1%
Barrett Business Services, Inc.	30,835	1,285
IBEX Holdings Ltd.(1)	12,850	374
Willdan Group, Inc.(1)	4,700	294
		1,953

Retail REITs—0.7%
Agree Realty Corp.	7,815	571
Saul Centers, Inc.	3,500	119
		690

Semiconductors & Semiconductor Equipment—6.1%
ACM Research, Inc. Class A(1)	28,461	737
Ambarella, Inc.(1)	22,946	1,516
Axcelis Technologies, Inc.(1)	1,670	116
Camtek Ltd.(1)(2)	2,308	195
Cirrus Logic, Inc.(1)	8,600	897
Credo Technology Group Holding Ltd.(1)	2,190	203
Penguin Solutions, Inc.(1)	58,414	1,157
Tower Semiconductor Ltd.(1)	20,781	901
		5,722

Software—8.7%
BlackLine, Inc.(1)	3,761	213
Cellebrite DI Ltd.(1)	9,697	155
Cerence, Inc.(1)	11,093	113
Clear Secure, Inc. Class A	16,484	458
Cognyte Software Ltd.(1)	32,764	303
Commvault Systems, Inc.(1)	9,188	1,602
Docusign, Inc. Class A(1)	13,593	1,059
Dropbox, Inc. Class A(1)	35,820	1,024
Intapp, Inc.(1)	6,812	352
Manhattan Associates, Inc.(1)	1,848	365
OneSpan, Inc.	34,100	569
Ooma, Inc.(1)	8,952	115
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Software—continued
Pagaya Technologies Ltd. Class A(1)	6,543	$ 139
Pegasystems, Inc.	7,180	389
PROS Holdings, Inc.(1)	13,177	206
Q2 Holdings, Inc.(1)	3,069	287
RADCOM Ltd.(1)	24,856	338
Sapiens International Corp. N.V.	9,800	287
Zeta Global Holdings Corp. Class A(1)	9,017	140
		8,114

Specialty Retail—2.2%
Abercrombie & Fitch Co. Class A(1)	8,000	663
Genesco, Inc.(1)	13,650	269
Lands’ End, Inc.(1)	73,548	788
Upbound Group, Inc.	5,506	138
Urban Outfitters, Inc.(1)	2,295	166
		2,024

Technology Hardware, Storage & Peripherals—0.5%
Corsair Gaming, Inc.(1)	14,362	135
Diebold Nixdorf, Inc.(1)	1,777	99
IonQ, Inc.(1)(2)	2,929	126
Turtle Beach Corp.(1)	7,100	98
		458

Textiles, Apparel & Luxury Goods—0.2%
Gildan Activewear, Inc.	3,679	181
Tobacco—0.9%
RLX Technology, Inc. ADR	43,796	97
Turning Point Brands, Inc.	6,427	487
Universal Corp.	4,570	266
		850

Trading Companies & Distributors—0.1%
MRC Global, Inc.(1)	9,106	125
	Shares	Value

Water Utilities—0.4%
American States Water Co.	4,803	$ 368
Total Common Stocks (Identified Cost $70,943)		89,437

Master Limited Partnerships and Related Companies—0.3%
Downstream/Other—0.3%
Sunoco LP(2)	4,380	235
Total Master Limited Partnerships and Related Companies (Identified Cost $67)		235

Total Long-Term Investments—95.6% (Identified Cost $71,010)		89,672

Short-Term Investment—1.3%
Money Market Mutual Fund—1.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%)(3)	1,202,250	1,202
Total Short-Term Investment (Identified Cost $1,202)		1,202

Securities Lending Collateral—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(3)(4)	869,682	870
Total Securities Lending Collateral (Identified Cost $870)		870

TOTAL INVESTMENTS—97.8% (Identified Cost $73,082)		$91,744
Other assets and liabilities, net—2.2%		2,084
NET ASSETS—100.0%		$93,828
Abbreviations:
ADR	American Depositary Receipt
LP	Limited Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	83%
Bermuda	4
Cayman Islands	4
Israel	3
Canada	2
Ireland	2
Denmark	1
Other	1
Total	100%
† % of total investments as of June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$89,437	$89,437
Master Limited Partnerships and Related Companies	235	235
Money Market Mutual Fund	1,202	1,202
Securities Lending Collateral	870	870
Total Investments	$91,744	$91,744
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Financial Statements

Zevenbergen Technology Fund
SCHEDULE OF INVESTMENTS
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Aerospace & Defense—3.5%
Axon Enterprise, Inc.(1)	65,300	$ 54,065
Automobiles—3.4%
Tesla, Inc.(1)	165,300	52,509
Broadline Retail—6.3%
Amazon.com, Inc.(1)	265,400	58,226
MercadoLibre, Inc.(1)	14,975	39,139
		97,365

Capital Markets—0.3%
Broadridge Financial Solutions, Inc.	20,800	5,055
Communications Equipment—1.6%
Arista Networks, Inc.(1)	245,400	25,107
Electrical Equipment—0.8%
Vertiv Holdings Co. Class A	90,000	11,557
Electronic Equipment, Instruments & Components—0.9%
Amphenol Corp. Class A	140,000	13,825
Entertainment—1.0%
Spotify Technology S.A.(1)	20,000	15,347
Financial Services—1.3%
Toast, Inc. Class A(1)	445,000	19,709
Visa, Inc. Class A	1,000	355
		20,064

Ground Transportation—0.7%
Uber Technologies, Inc.(1)	113,400	10,580
Hotels, Restaurants & Leisure—0.9%
Booking Holdings, Inc.	1,200	6,947
Sportradar Group AG Class A(1)	228,600	6,419
		13,366

Interactive Media & Services—17.2%
Alphabet, Inc. Class C	628,100	111,419
Meta Platforms, Inc. Class A	199,310	147,109
	Shares	Value

Interactive Media & Services—continued
Pinterest, Inc. Class A(1)	135,500	$ 4,859
		263,387

IT Services—4.5%
MongoDB, Inc. Class A(1)	30,000	6,300
Shopify, Inc. Class A(1)	538,000	62,058
		68,358

Media—1.6%
Trade Desk, Inc. (The) Class A(1)	342,400	24,649
Semiconductors & Semiconductor Equipment—26.1%
Advanced Micro Devices, Inc.(1)	262,500	37,249
Applied Materials, Inc.	70,000	12,815
ARM Holdings plc ADR(1)	125,000	20,217
ASML Holding N.V. Registered Shares	13,000	10,418
Broadcom, Inc.	308,700	85,093
KLA Corp.	15,000	13,436
Micron Technology, Inc.	292,100	36,001
Monolithic Power Systems, Inc.	31,000	22,673
NVIDIA Corp.	926,970	146,452
NXP Semiconductors N.V.	10,900	2,382
QUALCOMM, Inc.	80,400	12,805
		399,541

Software—22.5%
Adobe, Inc. (1)	24,900	9,633
Appfolio, Inc. Class A(1)	20,000	4,606
Cadence Design Systems, Inc.(1)	40,000	12,326
Crowdstrike Holdings, Inc. Class A(1)	63,300	32,239
Datadog, Inc. Class A(1)	125,000	16,791
HubSpot, Inc.(1)	5,000	2,783
Intuit, Inc.	19,700	15,516
Microsoft Corp.	278,900	138,728
Oracle Corp.	150,000	32,795
	Shares	Value

Software—continued
Palo Alto Networks, Inc.(1)	118,200	$ 24,188
Salesforce, Inc.	17,400	4,745
Samsara, Inc. Class A(1)	97,200	3,867
ServiceNow, Inc.(1)	45,700	46,983
		345,200

Technology Hardware, Storage & Peripherals—6.6%
Apple, Inc.	432,000	88,633
Dell Technologies, Inc. Class C	102,500	12,567
		101,200

Total Common Stocks (Identified Cost $540,246)		1,521,175

Total Long-Term Investments—99.2% (Identified Cost $540,246)		1,521,175

TOTAL INVESTMENTS—99.2% (Identified Cost $540,246)		$1,521,175
Other assets and liabilities, net—0.8%		12,380
NET ASSETS—100.0%		$1,533,555

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	90%
Canada	4
Uruguay	3
United Kingdom	1
Luxembourg	1
Netherlands	1
Total	100%
† % of total investments as of June 30, 2025.
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,521,175	$1,521,175
Total Investments	$1,521,175	$1,521,175
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
June 30, 2025
(Reported in thousands except shares and per share amounts)
	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund
Assets
Investment in securities at value(1)	$168,432	$4,513,677	$44,398	$101,926
Foreign currency at value(2)	64	—	42	—
Cash	2,948	162,721	1,013	1,742
Cash pledged as collateral for written options	—	445	—	—
Receivables
Investment securities sold	—	855	—	—
Fund shares sold	210	2,297	20	1
Dividends and interest	741	30,607	6	51
Tax reclaims	50	—	105	217
Prepaid Trustees’ retainer	3	79	1	2
Prepaid expenses	48	—	11	15
Other assets	72	787	52	48
Total assets	172,568	4,711,468	45,648	104,002
Liabilities
Written options at value(3)	—	2,382	—	—
Payables
Fund shares repurchased	52	3,274	42	112
Investment securities purchased	—	18,611	—	—
Dividend distributions	—	—(a)	—	—
Investment advisory fees	67	2,543	30	68
Distribution and service fees	5	964	6	21
Administration and accounting fees	26	437	15	21
Transfer agent and sub-transfer agent fees and expenses	27	817	11	22
Professional fees	19	36	28	31
Trustee deferred compensation plan	72	787	52	48
Interest expense and/or commitment fees	1	25	—(a)	1
Other accrued expenses	33	220	13	15
Total liabilities	302	30,096	197	339
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$172,266	$4,681,372	$45,451	$103,663
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$166,726	$4,855,777	$34,415	$106,801
Accumulated earnings (loss)	5,540	(174,405)	11,036	(3,138)
Net Assets	$172,266	$4,681,372	$45,451	$103,663
Net Assets:
Class A	$22,055	$1,889,626	$29,147	$97,089
Class C	$303	$714,081	$420	$1,324
Institutional Class	$77,965	$2,077,665	$15,884	$5,250
Class R6	$71,943	$—	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	706,316	167,399,338	827,915	3,689,933
Class C	9,519	73,600,303	17,317	86,744
Institutional Class	2,487,821	173,595,468	380,462	192,026
Class R6	2,334,389	—	—	—
Net Asset Value and Redemption Price Per Share:*
Class A	$31.23	$11.29	$35.21	$26.31
Class C	$31.82	$9.70	$24.23	$15.26
Institutional Class	$31.34	$11.97	$41.75	$27.34
Class R6	$30.82	$—	$—	$—
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)(Continued)
June 30, 2025
(Reported in thousands except shares and per share amounts)
	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$33.05	$11.95	$37.26	$27.84
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$136,851	$4,658,391	$33,671	$88,284
(2) Foreign currency at cost	$64	$—	$42	$—
(3) Written options premiums received	$—	$968	$—	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)(Continued)
June 30, 2025
(Reported in thousands except shares and per share amounts)
	NFJ Dividend Value Fund	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund
Assets
Investment in securities at value(1)	$493,203	$70,285	$272,454	$581,026
Cash	3,850	2,134	1,275	3,920
Receivables
Fund shares sold	141	6	348	103
Dividends and interest	576	159	276	1,210
Tax reclaims	15	336	44	169
Prepaid Trustees’ retainer	8	1	5	10
Prepaid expenses	23	20	39	36
Other assets	1,609	352	208	319
Total assets	499,425	73,293	274,649	586,793
Liabilities
Due to custodian	—	—(a)	—	—
Payables
Fund shares repurchased	739	67	601	1,109
Dividend distributions	—	—(a)	—	—
Investment advisory fees	182	27	97	215
European Union tax reclaim contingent fees payable(b)	—	2,427	—	—
Distribution and service fees	59	9	29	85
Administration and accounting fees	57	18	36	65
Transfer agent and sub-transfer agent fees and expenses	131	20	59	144
Professional fees	30	31	29	31
Trustee deferred compensation plan	1,609	352	208	319
Interest expense and/or commitment fees	3	—(a)	1	4
Other accrued expenses	39	102	25	44
Total liabilities	2,849	3,053	1,085	2,016
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$496,576	$70,240	$273,564	$584,777
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$431,676	$499,058	$231,772	$554,290
Accumulated earnings (loss)	64,900	(428,818)	41,792	30,487
Net Assets	$496,576	$70,240	$273,564	$584,777
Net Assets:
Class A	$274,291	$42,476	$134,234	$385,262
Class C	$3,804	$684	$1,462	$7,931
Institutional Class	$174,681	$24,713	$135,615	$169,032
Class R6	$43,800	$2,367	$2,253	$22,552
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	26,792,616	1,890,969	4,811,223	15,125,404
Class C	356,859	31,225	51,498	452,930
Institutional Class	16,827,587	1,091,159	4,897,412	5,882,973
Class R6	4,250,522	104,580	81,430	787,810
Net Asset Value and Redemption Price Per Share:*
Class A	$10.24	$22.46	$27.90	$25.47
Class C	$10.66	$21.89	$28.38	$17.51
Institutional Class	$10.38	$22.65	$27.69	$28.73
Class R6	$10.30	$22.63	$27.67	$28.63
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)(Continued)
June 30, 2025
(Reported in thousands except shares and per share amounts)
	NFJ Dividend Value Fund	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$10.84	$23.77	$29.52	$26.95
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$449,787	$59,232	$238,549	$561,216

(a)	Amount is less than $500 (not in thousands).
(b)	See Note 2C in Notes to Financial Statements.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)(Continued)
June 30, 2025
(Reported in thousands except shares and per share amounts)
	NFJ Small-Cap Value Fund	Silvant Focused Growth Fund	Silvant Mid-Cap Growth Fund	Small-Cap Fund
Assets
Investment in securities at value(1)(2)	$251,949	$1,605,020	$400,708	$91,744
Cash	2,279	26,270	190	3,011
Receivables
Investment securities sold	—	63,736	11,568	—
Fund shares sold	24	1,221	610	18
Dividends and interest	517	261	114	25
Tax reclaims	3	—	—	2
Prepaid Trustees’ retainer	4	25	6	1
Prepaid expenses	26	19	35	19
Other assets	1,305	300	82	17
Total assets	256,107	1,696,852	413,313	94,837
Liabilities
Payables
Fund shares repurchased	604	1,525	146	1
Investment securities purchased	—	67,196	10,634	—
Collateral on securities loaned	—	—	—	870
Investment advisory fees	110	540	148	22
Distribution and service fees	37	195	61	14
Administration and accounting fees	35	152	46	20
Transfer agent and sub-transfer agent fees and expenses	99	202	64	18
Professional fees	29	38	29	28
Trustee deferred compensation plan	1,305	300	82	17
Interest expense and/or commitment fees	2	7	1	—(a)
Other accrued expenses	26	62	26	19
Total liabilities	2,247	70,217	11,237	1,009
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$253,860	$1,626,635	$402,076	$93,828
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$238,399	$547,801	$221,786	$73,359
Accumulated earnings (loss)	15,461	1,078,834	180,290	20,469
Net Assets	$253,860	$1,626,635	$402,076	$93,828
Net Assets:
Class A	$181,305	$898,974	$292,417	$60,647
Class C	$382	$23,876	$3,675	$2,660
Institutional Class	$62,087	$372,456	$105,880	$24,954
Class R6	$10,086	$331,329	$104	$5,567
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	16,150,968	9,515,515	55,636,350	2,707,318
Class C	41,713	676,542	1,102,200	130,820
Institutional Class	4,240,509	4,484,675	15,548,557	1,073,759
Class R6	690,840	3,963,466	15,244	239,912
Net Asset Value and Redemption Price Per Share:*
Class A	$11.23	$94.47	$5.26	$22.40
Class C	$9.15	$35.29	$3.33	$20.33
Institutional Class	$14.64	$83.05	$6.81	$23.24
Class R6	$14.60	$83.60	$6.81	$23.20
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$11.88	$99.97	$5.57	$23.70
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$236,604	$592,713	$269,338	$73,082
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)(Continued)
June 30, 2025
(Reported in thousands except shares and per share amounts)
	NFJ Small-Cap Value Fund	Silvant Focused Growth Fund	Silvant Mid-Cap Growth Fund	Small-Cap Fund
(2) Market value of securities on loan	$—	$—	$—	$857

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)(Continued)
June 30, 2025
(Reported in thousands except shares and per share amounts)
Zevenbergen Technology Fund
Assets
Investment in securities at value(1)	$1,521,175
Cash	14,410
Due from broker	12
Receivables
Investment securities sold	54,913
Fund shares sold	558
Dividends and interest	120
Tax reclaims	73
Prepaid Trustees’ retainer	24
Prepaid expenses	8
Other assets	441
Total assets	1,591,734
Liabilities
Payables
Fund shares repurchased	55,906
Investment advisory fees	1,097
Distribution and service fees	160
Administration and accounting fees	149
Transfer agent and sub-transfer agent fees and expenses	319
Professional fees	40
Trustee deferred compensation plan	441
Interest expense and/or commitment fees	7
Other accrued expenses	60
Total liabilities	58,179
Commitments and contingencies (Note 4D)	—
Net Assets	$1,533,555
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$557,130
Accumulated earnings (loss)	976,425
Net Assets	$1,533,555
Net Assets:
Class A	$715,149
Class C	$25,481
Institutional Class	$792,925
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	10,427,273
Class C	1,706,158
Institutional Class	8,014,245
Net Asset Value and Redemption Price Per Share:*
Class A	$68.58
Class C	$14.93
Institutional Class	$98.94
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$72.57
Maximum Sales Charge - Class A	5.50%
(1) Investment in securities at cost	$540,246

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7)
YEAR ENDED June 30, 2025
($ reported in thousands)
	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund	NFJ Dividend Value Fund
Investment Income
Dividends	$8,713	$35,526	$1,071	$1,186	$13,997
Interest	—	118,293	—	—	—
European Union tax reclaims(1)	—	—	9	—	—
Foreign taxes withheld	(687)	—(a)	(54)	—	(73)
Total investment income	8,026	153,819	1,026	1,186	13,924
Expenses
Investment advisory fees	1,378	31,149	414	996	2,539
Distribution and service fees, Class A	51	4,789	74	287	770
Distribution and service fees, Class C	4	7,713	4	18	48
Administration and accounting fees	180	4,794	65	143	582
Transfer agent fees and expenses	73	2,044	22	60	252
Sub-transfer agent fees and expenses, Class A	26	1,388	30	105	392
Sub-transfer agent fees and expenses, Class C	1	597	—(a)	2	3
Sub-transfer agent fees and expenses, Institutional Class	90	1,573	13	8	180
European Union tax reclaim fees	—	—	1	—	—
Custodian fees	21	22	5	1	1
Printing fees and expenses	25	289	10	15	49
Professional fees	44	174	29	34	43
Interest expense and/or commitment fees	1	30	—(a)	1	4
Registration fees	36	99	39	35	73
Trustees’ fees and expenses	14	409	4	11	50
Miscellaneous expenses	32	375	11	19	68
Total expenses	1,976	55,445	721	1,735	5,054
Less net expenses reimbursed and/or waived by investment adviser and/or administrator(2)	(405)	—	(22)	(8)	(69)
Plus net expenses recaptured(2)	—	53	—	—	—
Net expenses	1,571	55,498	699	1,727	4,985
Net investment income (loss)	6,455	98,321	327	(541)	8,939
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(7,042)	91,663	554	(9,858)	31,960
Foreign currency transactions	(182)	—	10	—(a)	(5)
Foreign capital gains tax	(325)	—	—	—	—
Written options	—	4,729	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	9,595	284,353	4,133	(8,786)	(9,435)
Foreign currency transactions	9	—	10	1	—(a)
Foreign capital gains tax	478	—	—	—	—
Written options	—	(1,559)	—	—	—
Net realized and unrealized gain (loss) on investments	2,533	379,186	4,707	(18,643)	22,520
Net increase (decrease) in net assets resulting from operations	$8,988	$477,507	$5,034	$(19,184)	$31,459

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Continued)
YEAR ENDED June 30, 2025
($ reported in thousands)
	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund	NFJ Small-Cap Value Fund	Silvant Focused Growth Fund
Investment Income
Dividends	$2,023	$6,661	$15,986	$5,255	$7,708
European Union tax reclaims(1)	2,029	—	—	—	—
Foreign taxes withheld	(186)	(22)	(135)	(15)	(17)
Total investment income	3,866	6,639	15,851	5,240	7,691
Expenses
Investment advisory fees	400	1,289	3,806	1,766	6,462
Distribution and service fees, Class A	99	362	1,043	522	2,057
Distribution and service fees, Class C	7	16	109	5	221
Administration and accounting fees	85	305	710	313	1,448
Transfer agent fees and expenses	33	133	320	134	637
Sub-transfer agent fees and expenses, Class A	57	132	479	336	616
Sub-transfer agent fees and expenses, Class C	1	1	10	1	17
Sub-transfer agent fees and expenses, Institutional Class	39	132	169	62	283
Excise tax	—(a)	—	—	—	—
European Union closing agreement filing fees	77	—	—	—	—
Custodian fees	6	1	11	1	4
Printing fees and expenses	15	27	53	27	95
Professional fees	40	36	46	35	72
Interest expense and/or commitment fees	—(a)	2	7	2	12
Registration fees	39	35	62	63	89
Trustees’ fees and expenses	6	24	64	27	115
Miscellaneous expenses	26	42	168	59	107
Total expenses	930	2,537	7,057	3,353	12,235
Less net expenses reimbursed and/or waived by investment adviser and/or administrator(2)	(72)	(3)	(998)	(208)	(157)
Net expenses	858	2,534	6,059	3,145	12,078
Net investment income (loss)	3,008	4,105	9,792	2,095	(4,387)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	2,307	10,925	34,244	16,948	69,671
Foreign currency transactions	(22)	(1)	(5)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	8,506	4,634	658	(10,721)	170,866
Foreign currency transactions	32	—(a)	—(a)	—(a)	—
Net realized and unrealized gain (loss) on investments	10,823	15,558	34,897	6,227	240,537
Net increase (decrease) in net assets resulting from operations	$13,831	$19,663	$44,689	$8,322	$236,150

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Continued)
YEAR ENDED June 30, 2025
($ reported in thousands)
	Silvant Mid-Cap Growth Fund	Small-Cap Fund	Zevenbergen Technology Fund
Investment Income
Dividends	$1,993	$1,306	$5,435
Securities lending, net of fees	—	10	—
Foreign taxes withheld	(9)	(9)	(27)
Total investment income	1,984	1,307	5,408
Expenses
Investment advisory fees	1,636	576	13,240
Distribution and service fees, Class A	651	160	1,626
Distribution and service fees, Class C	35	30	246
Administration and accounting fees	365	115	1,484
Transfer agent fees and expenses	168	47	659
Sub-transfer agent fees and expenses, Class A	163	45	628
Sub-transfer agent fees and expenses, Class C	2	2	22
Sub-transfer agent fees and expenses, Institutional Class	69	23	682
Custodian fees	3	1	5
Printing fees and expenses	29	19	99
Professional fees	37	30	75
Interest expense and/or commitment fees	2	1	12
Registration fees	45	46	63
Trustees’ fees and expenses	29	8	125
Miscellaneous expenses	46	21	123
Total expenses	3,280	1,124	19,089
Less net expenses reimbursed and/or waived by investment adviser and/or administrator(1)	—	(82)	(19)
Net expenses	3,280	1,042	19,070
Net investment income (loss)	(1,296)	265	(13,662)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	57,905	5,198	113,624
Foreign currency transactions	—	—(a)	(6)
Net change in unrealized appreciation (depreciation) on:
Investments	30,496	3,691	165,063
Foreign currency transactions	—	—(a)	15
Net realized and unrealized gain (loss) on investments	88,401	8,889	278,696
Net increase (decrease) in net assets resulting from operations	$87,105	$9,154	$265,034

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)
	Emerging Markets Opportunities Fund		Income & Growth Fund		KAR Global Small-Cap Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$6,455	$4,866	$98,321	$104,245	$327	$465
Net realized gain (loss)	(7,549)	8,022	96,392	174,923	564	3,294
Net change in unrealized appreciation (depreciation)	10,082	10,309	282,794	301,365	4,143	1,807
Increase (decrease) in net assets resulting from operations	8,988	23,197	477,507	580,533	5,034	5,566
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,178)	(579)	(77,235)	(100,218)	(2,284)	(261)
Class C	(12)	(11)	(35,259)	(49,439)	(47)	—
Class P	—	(217)	—	(68,315)	—	(42)
Institutional Class	(4,705)	(2,594)	(80,112)	(63,755)	(1,029)	(197)
Class R6	(3,566)	(1,299)	—	—	—	—
Return of Capital:
Class A	—	—	(67,304)	(52,232)	—	—
Class C	—	—	(27,100)	(23,632)	—	—
Institutional Class	—	—	(73,970)	(33,299)	—	—
Total dividends and distributions to shareholders	(9,461)	(4,700)	(360,980)	(390,890)	(3,360)	(500)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	2,190	(1,928)	(112,043)	(76,825)	(1,898)	(5,349)
Class C	(259)	(235)	(121,069)	(149,115)	3	(144)
Class P	—	(5,958)	—	(1,108,205)	—	(1,999)
Institutional Class	(10,637)	9,426	(146,792)	988,271	732	(9,368)
Class R6	9,038	24,646	—	—	—	—
Increase (decrease) in net assets from capital transactions	332	25,951	(379,904)	(345,874)	(1,163)	(16,860)
Net increase (decrease) in net assets	(141)	44,448	(263,377)	(156,231)	511	(11,794)
Net Assets
Beginning of period	172,407	127,959	4,944,749	5,100,980	44,940	56,734
End of Period	$172,266	$172,407	$4,681,372	$4,944,749	$45,451	$44,940
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)(Continued)
($ reported in thousands)
	KAR Health Sciences Fund		NFJ Dividend Value Fund		NFJ International Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(541)	$(531)	$8,939	$22,196	$3,008	$1,136
Net realized gain (loss)	(9,858)	(974)	31,955	34,184	2,285	(7,719)
Net change in unrealized appreciation (depreciation)	(8,785)	14,435	(9,435)	12,349	8,538	4,671
Increase (decrease) in net assets resulting from operations	(19,184)	12,930	31,459	68,729	13,831	(1,912)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	—	(10,243)	(42,754)	(803)	(787)
Class C	—	—	(119)	(848)	(10)	(11)
Class P	—	—	—	(15,942)	—	(221)
Institutional Class	—	—	(7,262)	(9,937)	(545)	(433)
Class R6	—	—	(1,717)	(7,572)	(50)	(57)
Administrative Class	—	—	—	(4,147)	—	(22)
Total dividends and distributions to shareholders	—	—	(19,341)	(81,200)	(1,408)	(1,531)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(18,638)	(17,264)	(56,038)	(2,795)	(4,640)	(7,280)
Class C	(564)	(806)	(1,823)	(2,396)	(209)	(317)
Class P	—	(1,253)	—	(130,377)	—	(14,990)
Institutional Class	(3,833)	(1,045)	(40,959)	140,905	(4,218)	(2,071)
Class R6	—	—	(10,107)	(15,163)	(171)	(551)
Administrative Class	—	—	—	(33,127)	—	(1,417)
Increase (decrease) in net assets from capital transactions	(23,035)	(20,368)	(108,927)	(42,953)	(9,238)	(26,626)
Net increase (decrease) in net assets	(42,219)	(7,438)	(96,809)	(55,424)	3,185	(30,069)
Net Assets
Beginning of period	145,882	153,320	593,385	648,809	67,055	97,124
End of Period	$103,663	$145,882	$496,576	$593,385	$70,240	$67,055
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)(Continued)
($ reported in thousands)
	NFJ Large-Cap Value Fund		NFJ Mid-Cap Value Fund		NFJ Small-Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$4,105	$4,526	$9,792	$15,009	$2,095	$4,653
Net realized gain (loss)	10,924	9,525	34,239	12,743	16,948	14,190
Net change in unrealized appreciation (depreciation)	4,634	11,797	658	10,477	(10,721)	12,787
Increase (decrease) in net assets resulting from operations	19,663	25,848	44,689	38,229	8,322	31,630
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(3,633)	(10,349)	(7,456)	(32,267)	(9,349)	(24,120)
Class C	(29)	(108)	(216)	(1,572)	(23)	(116)
Class P	—	(910)	—	(6,967)	—	(1,663)
Institutional Class	(3,952)	(8,425)	(3,662)	(15,864)	(2,624)	(4,527)
Class R6	(63)	(159)	(1,216)	(4,955)	(299)	(4,205)
Administrative Class	—	(29)	—	(1,875)	—	(2,669)
Total dividends and distributions to shareholders	(7,677)	(19,980)	(12,550)	(63,500)	(12,295)	(37,300)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(19,253)	(7,448)	(58,477)	(36,590)	(28,736)	(6,013)
Class C	(319)	(368)	(5,590)	(5,655)	(169)	(451)
Class P	—	(14,960)	—	(77,852)	—	(25,071)
Institutional Class	1,011	16,113	(106,717)	(12,322)	(13,038)	23,985
Class R6	(6)	(54)	(48,875)	(8,354)	(13,996)	(23,006)
Administrative Class	—	(462)	—	(34,193)	—	(22,463)
Increase (decrease) in net assets from capital transactions	(18,567)	(7,179)	(219,659)	(174,966)	(55,939)	(53,019)
Net increase (decrease) in net assets	(6,581)	(1,311)	(187,520)	(200,237)	(59,912)	(58,689)
Net Assets
Beginning of period	280,145	281,456	772,297	972,534	313,772	372,461
End of Period	$273,564	$280,145	$584,777	$772,297	$253,860	$313,772
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)(Continued)
($ reported in thousands)
	Silvant Focused Growth Fund		Silvant Mid-Cap Growth Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(4,387)	$(3,590)	$(1,296)	$(785)
Net realized gain (loss)	69,671	81,725	57,905	9,384
Net change in unrealized appreciation (depreciation)	170,866	329,100	30,496	38,994
Increase (decrease) in net assets resulting from operations	236,150	407,235	87,105	47,593
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(36,700)	(15,828)	—	—
Class C	(2,426)	(1,216)	—	—
Class P	—	(2,860)	—	—
Institutional Class	(17,134)	(4,505)	—	—
Class R6	(12,920)	(4,987)	—	—
Administrative Class	—	(254)	—	—
Total dividends and distributions to shareholders	(69,180)	(29,650)	—	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(16,663)	(33,139)	(22,783)	(28,057)
Class C	423	(6,119)	(1,090)	(1,868)
Class P	—	(60,754)	—	(8,370)
Institutional Class	22,733	97,720	5,822	19,472
Class R6	62,309	6,819	100*	—
Administrative Class	—	(9,334)	—	(1,319)
Increase (decrease) in net assets from capital transactions	68,802	(4,807)	(17,951)	(20,142)
Net increase (decrease) in net assets	235,772	372,778	69,154	27,451
Net Assets
Beginning of period	1,390,863	1,018,085	332,922	305,471
End of Period	$1,626,635	$1,390,863	$402,076	$332,922

*	Inception date June 18, 2025.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)(Continued)
($ reported in thousands)
	Small-Cap Fund		Zevenbergen Technology Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$265	$330	$(13,662)	$(13,092)
Net realized gain (loss)	5,198	6,876	113,618	168,614
Net change in unrealized appreciation (depreciation)	3,691	1,322	165,078	305,219
Increase (decrease) in net assets resulting from operations	9,154	8,528	265,034	460,741
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(6,606)	(1,366)	—	—
Class C	(323)	(63)	—	—
Class P	—	(128)	—	—
Institutional Class	(2,362)	(375)	—	—
Class R6	(591)	(148)	—	—
Total dividends and distributions to shareholders	(9,882)	(2,080)	—	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(528)	(5,424)	(63,550)	(67,056)
Class C	(324)	(593)	(5,012)	(4,870)
Class P	—	(7,587)	—	(64,264)
Institutional Class	4,650	(791)	(203,199)	(66,922)
Class R6	91	(314)	—	—
Administrative Class	—	—	—	(9,585)
Increase (decrease) in net assets from capital transactions	3,889	(14,709)	(271,761)	(212,697)
Net increase (decrease) in net assets	3,161	(8,261)	(6,727)	248,044
Net Assets
Beginning of period	90,667	98,928	1,540,282	1,292,238
End of Period	$93,828	$90,667	$1,533,555	$1,540,282
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Emerging Markets Opportunities Fund
Class A
7/1/24 to 6/30/25	$31.28	1.06	0.55	1.61	(1.66)	—	—	(1.66)	—	(0.05)	$31.23	5.67%	$22,055	1.29%	1.50%	3.60%	146%
7/1/23 to 6/30/24	27.62	0.86	3.68	4.54	(0.88)	—	—	(0.88)	—	3.66	31.28	16.87	19,899	1.29	1.50	3.01	99
7/1/22 to 6/30/23	27.39	0.79	0.27	1.06	(0.83)	—	—	(0.83)	—	0.23	27.62	4.18	19,339	1.31 (8)	1.54	3.01	109
7/1/21 to 6/30/22	37.61	0.75	(10.52)	(9.77)	(0.45)	—	—	(0.45)	—	(10.22)	27.39	(26.17)	20,341	1.29	1.45	2.28	112
7/1/20 to 6/30/21	25.88	0.33	11.71	12.04	(0.31)	—	—	(0.31)	—	11.73	37.61	46.70	33,740	1.28 (9)	1.57	0.98	80
Class C
7/1/24 to 6/30/25	$31.50	0.98	0.45	1.43	(1.11)	—	—	(1.11)	—	0.32	$31.82	4.89%	$303	2.04%	2.30%	3.26%	146%
7/1/23 to 6/30/24	27.72	0.65	3.70	4.35	(0.57)	—	—	(0.57)	—	3.78	31.50	15.99	570	2.04	2.28	2.29	99
7/1/22 to 6/30/23	27.42	0.60	0.27	0.87	(0.57)	—	—	(0.57)	—	0.30	27.72	3.37	735	2.06 (8)	2.33	2.27	109
7/1/21 to 6/30/22	37.41	0.53	(10.52)	(9.99)	—	—	—	—	—	(9.99)	27.42	(26.70)	770	2.04	2.21	1.61	112
7/1/20 to 6/30/21	25.69	0.07	11.65	11.72	— (10)	—	—	—	—	11.72	37.41	45.62	1,713	2.03 (9)	2.30	0.22	80
Institutional Class
7/1/24 to 6/30/25	$31.36	1.19	0.53	1.72	(1.74)	—	—	(1.74)	—	(0.02)	$31.34	6.04%	$77,965	0.94%	1.22%	4.01%	146%
7/1/23 to 6/30/24	27.70	0.96	3.69	4.65	(0.99)	—	—	(0.99)	—	3.66	31.36	17.31	89,384	0.94	1.22	3.37	99
7/1/22 to 6/30/23	27.33	0.88	0.28	1.16	(0.79)	—	—	(0.79)	—	0.37	27.70	4.52	70,273	0.96 (8)	1.28	3.36	109
7/1/21 to 6/30/22	37.62	0.78	(10.43)	(9.65)	(0.64)	—	—	(0.64)	—	(10.29)	27.33	(25.92)	72,307	0.94	1.19	2.37	112
7/1/20 to 6/30/21	25.91	0.48	11.70	12.18	(0.47)	—	—	(0.47)	—	11.71	37.62	47.27	206,383	0.93 (9)	1.26	1.43	80
Class R6
7/1/24 to 6/30/25	$30.90	1.19	0.51	1.70	(1.78)	—	—	(1.78)	—	(0.08)	$30.82	6.10%	$71,943	0.89%	1.11%	4.08%	146%
7/1/23 to 6/30/24	27.34	1.06	3.53	4.59	(1.03)	—	—	(1.03)	—	3.56	30.90	17.33	62,554	0.89	1.12	3.75	99
7/1/22 to 6/30/23	27.15	0.90	0.25	1.15	(0.96)	—	—	(0.96)	—	0.19	27.34	4.58	32,320	0.91 (8)	1.16	3.44	109
7/1/21 to 6/30/22	37.40	0.86	(10.43)	(9.57)	(0.68)	—	—	(0.68)	—	(10.25)	27.15	(25.89)	29,700	0.89	1.08	2.64	112
7/1/20 to 6/30/21	25.78	0.49	11.64	12.13	(0.51)	—	—	(0.51)	—	11.62	37.40	47.34	30,722	0.88 (9)	1.18	1.47	80

Income & Growth Fund
Class A
7/1/24 to 6/30/25	$11.02	0.23	0.88	1.11	(0.27)	(0.39)	(0.18)	(0.84)	—	0.27	$11.29	10.50%	$1,889,626	1.14% (11)	1.14%	2.07%	76%
7/1/23 to 6/30/24	10.59	0.22	1.05	1.27	(0.26)	(0.29)	(0.29)	(0.84)	— (10)	0.43	11.02	12.58 (12)	1,955,447	1.14 (11)	1.14	2.10	61
7/1/22 to 6/30/23	10.20	0.21	1.02	1.23	(0.24)	(0.34)	(0.26)	(0.84)	—	0.39	10.59	12.65	1,955,600	1.14 (11)	1.14	2.00	42
7/1/21 to 6/30/22	13.26	0.16	(2.38)	(2.22)	(0.19)	—	(0.65)	(0.84)	—	(3.06)	10.20	(17.65)	1,963,340	1.14 (11)	1.14	1.28	70
7/1/20 to 6/30/21	10.89	0.14	3.07	3.21	(0.19)	—	(0.65)	(0.84)	—	2.37	13.26	30.29	2,403,182	1.19 (9)(11)	1.22	1.11	83
Class C
7/1/24 to 6/30/25	$9.59	0.13	0.76	0.89	(0.21)	(0.34)	(0.23)	(0.78)	—	0.11	$9.70	9.72%	$714,081	1.90% (11)	1.90%	1.31%	76%
7/1/23 to 6/30/24	9.34	0.13	0.90	1.03	(0.20)	(0.25)	(0.33)	(0.78)	— (10)	0.25	9.59	11.63 (12)	827,369	1.90 (11)	1.90	1.34	61
7/1/22 to 6/30/23	9.10	0.11	0.92	1.03	(0.19)	(0.30)	(0.30)	(0.79)	—	0.24	9.34	11.83	954,260	1.89 (11)	1.89	1.25	42
7/1/21 to 6/30/22	11.94	0.06	(2.14)	(2.08)	(0.11)	—	(0.65)	(0.76)	—	(2.84)	9.10	(18.31)	1,096,937	1.90 (11)	1.90	0.51	70
7/1/20 to 6/30/21	9.89	0.04	2.78	2.82	(0.12)	—	(0.65)	(0.77)	—	2.05	11.94	29.31	1,467,948	1.95 (9)(11)	1.98	0.36	83
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Income & Growth Fund (Continued)
Institutional Class
7/1/24 to 6/30/25	$11.63	0.27	0.93	1.20	(0.29)	(0.41)	(0.16)	(0.86)	—	0.34	$11.97	10.76%	$2,077,665	0.90%	0.90%	2.31%	76%
7/1/23 to 6/30/24	11.13	0.26	1.10	1.36	(0.28)	(0.30)	(0.28)	(0.86)	— (10)	0.50	11.63	12.82 (12)	2,161,933	0.91 (9)	0.91	2.34	61
7/1/22 to 6/30/23	10.67	0.24	1.08	1.32	(0.26)	(0.36)	(0.24)	(0.86)	—	0.46	11.13	12.96	1,118,148	0.90 (11)	0.90	2.24	42
7/1/21 to 6/30/22	13.83	0.20	(2.50)	(2.30)	(0.21)	—	(0.65)	(0.86)	—	(3.16)	10.67	(17.48)	1,236,562	0.92 (11)	0.92	1.51	70
7/1/20 to 6/30/21	11.32	0.18	3.20	3.38	(0.22)	—	(0.65)	(0.87)	—	2.51	13.83	30.71	1,315,140	0.90 (9)	0.93	1.40	83

KAR Global Small-Cap Fund
Class A
7/1/24 to 6/30/25	$34.14	0.21	3.63	3.84	(0.40)	—	(2.37)	(2.77)	—	1.07	$35.21	11.86%	$29,147	1.63% (13)	1.66%	0.60%	25%
7/1/23 to 6/30/24	31.42	0.25	2.74	2.99	(0.27)	—	—	(0.27)	—	2.72	34.14	9.54	30,019	1.64 (14)(15)	1.61	0.74	16 (16)
7/1/22 to 6/30/23	28.33	0.21	3.70	3.91	—	—	(0.87)	(0.87)	0.05	3.09	31.42	14.31 (17)	32,690	1.63	1.66	0.73	129
7/1/21 to 6/30/22	52.31	(0.02)	(10.43)	(10.45)	—	—	(13.53)	(13.53)	—	(23.98)	28.33	(26.07)	32,248	1.56 (11)(14)	1.55	(0.04)	90
7/1/20 to 6/30/21	35.72	(0.25)	19.01	18.76	—	—	(2.17)	(2.17)	—	16.59	52.31	53.24	51,169	1.60 (11)	1.60	(0.54)	106
Class C
7/1/24 to 6/30/25	$24.48	(0.03)	2.53	2.50	(0.38)	—	(2.37)	(2.75)	—	(0.25)	$24.23	11.02%	$420	2.38% (13)	2.42%	(0.14) %	25%
7/1/23 to 6/30/24	22.52	— (10)	1.96	1.96	—	—	—	—	—	1.96	24.48	8.70	421	2.39 (15)	2.40	(0.02)	16 (16)
7/1/22 to 6/30/23	20.69	(0.02)	2.68	2.66	—	—	(0.87)	(0.87)	0.04	1.83	22.52	13.49 (17)	529	2.38	2.43	(0.08)	129
7/1/21 to 6/30/22	42.24	(0.29)	(7.73)	(8.02)	—	—	(13.53)	(13.53)	—	(21.55)	20.69	(26.64)	1,438	2.32 (11)	2.32	(0.90)	90
7/1/20 to 6/30/21	29.36	(0.50)	15.55	15.05	—	—	(2.17)	(2.17)	—	12.88	42.24	52.11	3,374	2.35 (11)	2.35	(1.34)	106
Institutional Class
7/1/24 to 6/30/25	$39.87	0.39	4.28	4.67	(0.42)	—	(2.37)	(2.79)	—	1.88	$41.75	12.24%	$15,884	1.28% (13)	1.38%	0.94%	25%
7/1/23 to 6/30/24	36.59	0.40	3.22	3.62	(0.34)	—	—	(0.34)	—	3.28	39.87	9.90	14,500	1.29 (15)	1.36	1.04	16 (16)
7/1/22 to 6/30/23	32.74	0.35	4.31	4.66	—	—	(0.87)	(0.87)	0.06	3.85	36.59	14.71 (17)	21,751	1.28	1.40	1.04	129
7/1/21 to 6/30/22	58.13	0.11	(11.97)	(11.86)	—	—	(13.53)	(13.53)	—	(25.39)	32.74	(25.86)	25,453	1.28	1.29	0.23	90
7/1/20 to 6/30/21	39.39	(0.10)	21.01	20.91	—	—	(2.17)	(2.17)	—	18.74	58.13	53.75	40,486	1.27 (9)	1.30	(0.20)	106

KAR Health Sciences Fund
Class A
7/1/24 to 6/30/25	$30.73	(0.13)	(4.29)	(4.42)	—	—	—	—	—	(4.42)	$26.31	(14.38) %	$97,089	1.40% (11)	1.40%	(0.45) %	8%
7/1/23 to 6/30/24	28.03	(0.11)	2.81	2.70	—	—	—	—	—	2.70	30.73	9.63	133,428	1.38 (11)	1.38	(0.38)	6 (16)
7/1/22 to 6/30/23	29.94	(0.11)	0.83	0.72	—	—	(2.63)	(2.63)	— (10)	(1.91)	28.03	2.45 (12)	138,726	1.39 (11)	1.39	(0.40)	75
7/1/21 to 6/30/22	38.11	(0.03)	(0.65)	(0.68)	—	—	(7.49)	(7.49)	—	(8.17)	29.94	(3.75)	149,236	1.37 (11)	1.37	(0.08)	114
7/1/20 to 6/30/21	34.21	(0.01)	8.76	8.75	(0.03)	—	(4.82)	(4.85)	—	3.90	38.11	27.66	169,577	1.43 (11)	1.43	(0.04)	102
Class C
7/1/24 to 6/30/25	$17.96	(0.20)	(2.50)	(2.70)	—	—	—	—	—	(2.70)	$15.26	(15.03) %	$1,324	2.16% (11)	2.16%	(1.20) %	8%
7/1/23 to 6/30/24	16.51	(0.19)	1.64	1.45	—	—	—	—	—	1.45	17.96	8.78	2,180	2.14 (11)	2.14	(1.12)	6 (16)
7/1/22 to 6/30/23	18.83	(0.20)	0.51	0.31	—	—	(2.63)	(2.63)	— (10)	(2.32)	16.51	1.66 (12)	2,820	2.14 (11)	2.14	(1.15)	75
7/1/21 to 6/30/22	26.74	(0.19)	(0.23)	(0.42)	—	—	(7.49)	(7.49)	—	(7.91)	18.83	(4.47)	3,469	2.13 (11)	2.13	(0.82)	114
7/1/20 to 6/30/21	25.44	(0.21)	6.33	6.12	— (10)	—	(4.82)	(4.82)	—	1.30	26.74	26.73	3,758	2.18 (11)	2.18	(0.80)	102
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
KAR Health Sciences Fund (Continued)
Institutional Class
7/1/24 to 6/30/25	$31.81	(0.03)	(4.44)	(4.47)	—	—	—	—	—	(4.47)	$27.34	(14.05) %	$5,250	1.05%	1.15%	(0.10) %	8%
7/1/23 to 6/30/24	28.95	(0.03)	2.89	2.86	—	—	—	—	—	2.86	31.81	9.88	10,274	1.11 (9)	1.12	(0.10)	6 (16)
7/1/22 to 6/30/23	30.75	(0.04)	0.87	0.83	—	—	(2.63)	(2.63)	— (10)	(1.80)	28.95	2.75 (12)	10,595	1.12	1.14	(0.14)	75
7/1/21 to 6/30/22	38.87	0.04	(0.67)	(0.63)	—	—	(7.49)	(7.49)	—	(8.12)	30.75	(3.53)	23,444	1.12	1.14	0.11	114
7/1/20 to 6/30/21	34.85	0.10	8.94	9.04	(0.20)	—	(4.82)	(5.02)	—	4.02	38.87	28.07	21,122	1.12	1.14	0.28	102

NFJ Dividend Value Fund
Class A
7/1/24 to 6/30/25	$10.09	0.15	0.36	0.51	(0.17)	—	(0.19)	(0.36)	—	0.15	$10.24	5.01%	$274,291	1.03% (11)	1.03%	1.44%	36%
7/1/23 to 6/30/24	10.34	0.35	0.81	1.16	(0.36)	—	(1.05)	(1.41)	—	(0.25)	10.09	11.34	323,658	1.02 (11)	1.02	3.42	53
7/1/22 to 6/30/23	11.44	0.18	0.56	0.74	(0.19)	—	(1.65)	(1.84)	—	(1.10)	10.34	7.62	333,660	1.04 (11)	1.04	1.64	72
7/1/21 to 6/30/22	12.73	0.18	(0.61)	(0.43)	(0.18)	—	(0.68)	(0.86)	—	(1.29)	11.44	(4.16)	365,634	1.01 (11)	1.01	1.40	65
7/1/20 to 6/30/21	9.67	0.15	3.07	3.22	(0.16)	—	— (10)	(0.16)	—	3.06	12.73	33.47	422,719	1.02 (9)(11)	1.06	1.36	67
Class C
7/1/24 to 6/30/25	$10.49	0.08	0.36	0.44	(0.08)	—	(0.19)	(0.27)	—	0.17	$10.66	4.19%	$3,804	1.73% (11)	1.73%	0.73%	36%
7/1/23 to 6/30/24	10.68	0.30	0.83	1.13	(0.27)	—	(1.05)	(1.32)	—	(0.19)	10.49	10.66	5,531	1.72 (11)	1.72	2.83	53
7/1/22 to 6/30/23	11.74	0.10	0.59	0.69	(0.10)	—	(1.65)	(1.75)	—	(1.06)	10.68	6.86	8,040	1.75 (11)	1.75	0.94	72
7/1/21 to 6/30/22	13.04	0.09	(0.64)	(0.55)	(0.07)	—	(0.68)	(0.75)	—	(1.30)	11.74	(4.91)	12,496	1.72 (11)	1.72	0.68	65
7/1/20 to 6/30/21	9.88	0.07	3.14	3.21	(0.05)	—	— (10)	(0.05)	—	3.16	13.04	32.53	18,956	1.77 (9)(11)	1.82	0.59	67
Institutional Class
7/1/24 to 6/30/25	$10.23	0.19	0.35	0.54	(0.20)	—	(0.19)	(0.39)	—	0.15	$10.38	5.28%	$174,681	0.70%	0.74%	1.77%	36%
7/1/23 to 6/30/24	10.46	0.38	0.84	1.22	(0.40)	—	(1.05)	(1.45)	—	(0.23)	10.23	11.81	211,683	0.70	0.71	3.71	53
7/1/22 to 6/30/23	11.55	0.22	0.56	0.78	(0.22)	—	(1.65)	(1.87)	—	(1.09)	10.46	8.01	75,806	0.70	0.74	1.98	72
7/1/21 to 6/30/22	12.85	0.22	(0.63)	(0.41)	(0.21)	—	(0.68)	(0.89)	—	(1.30)	11.55	(3.95)	91,990	0.70	0.75	1.71	65
7/1/20 to 6/30/21	9.75	0.19	3.10	3.29	(0.19)	—	— (10)	(0.19)	—	3.10	12.85	33.95	122,996	0.70	0.75	1.67	67
Class R6
7/1/24 to 6/30/25	$10.16	0.19	0.35	0.54	(0.21)	—	(0.19)	(0.40)	—	0.14	$10.30	5.26%	$43,800	0.65%	0.65%	1.82%	36%
7/1/23 to 6/30/24	10.39	0.39	0.82	1.21	(0.39)	—	(1.05)	(1.44)	—	(0.23)	10.16	11.85	52,513	0.65 (14)	0.64	3.81	53
7/1/22 to 6/30/23	11.49	0.22	0.56	0.78	(0.23)	—	(1.65)	(1.88)	—	(1.10)	10.39	8.05	68,554	0.65	0.67	2.04	72
7/1/21 to 6/30/22	12.79	0.23	(0.63)	(0.40)	(0.22)	—	(0.68)	(0.90)	—	(1.30)	11.49	(3.85)	72,399	0.63 (11)	0.63	1.78	65
7/1/20 to 6/30/21	9.71	0.19	3.08	3.27	(0.19)	—	— (10)	(0.19)	—	3.08	12.79	33.98	82,578	0.64 (9)	0.69	1.72	67

NFJ International Value Fund
Class A
7/1/24 to 6/30/25	$18.65	0.87 (18)	3.34	4.21	(0.40)	—	—	(0.40)	—	3.81	$22.46	23.00% (19)	$42,476	1.42% (20)	1.49%	4.43% (18)	56%
7/1/23 to 6/30/24	19.18	0.25	(0.44)	(0.19)	(0.34)	—	—	(0.34)	—	(0.53)	18.65	(0.97)	39,673	1.30	1.36	1.37	135
7/1/22 to 6/30/23	17.83	0.33	1.36	1.69	(0.34)	—	—	(0.34)	—	1.35	19.18	9.68	48,363	1.30	1.38	1.83	104
7/1/21 to 6/30/22	22.93	0.40	(5.10)	(4.70)	(0.40)	—	—	(0.40)	—	(5.10)	17.83	(20.78)	50,307	1.30	1.33	1.90	66
7/1/20 to 6/30/21	16.86	0.28	6.15	6.43	(0.36)	—	—	(0.36)	—	6.07	22.93	38.47	73,311	1.30 (9)(11)	1.34	1.38	116
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
NFJ International Value Fund (Continued)
Class C
7/1/24 to 6/30/25	$18.21	0.63 (18)	3.33	3.96	(0.28)	—	—	(0.28)	—	3.68	$21.89	22.08% (19)	$684	2.15% (20)	2.19%	3.30% (18)	56%
7/1/23 to 6/30/24	18.76	0.10	(0.42)	(0.32)	(0.23)	—	—	(0.23)	—	(0.55)	18.21	(1.70)	767	2.06 (21)	2.07	0.58	135
7/1/22 to 6/30/23	17.47	0.19	1.33	1.52	(0.23)	—	—	(0.23)	—	1.29	18.76	8.86	1,126	2.05	2.10	1.06	104
7/1/21 to 6/30/22	22.51	0.25	(5.00)	(4.75)	(0.29)	—	—	(0.29)	—	(5.04)	17.47	(21.32)	1,724	2.02 (11)	2.02	1.21	66
7/1/20 to 6/30/21	16.57	0.11	6.04	6.15	(0.21)	—	—	(0.21)	—	5.94	22.51	37.40	3,576	2.02 (11)	2.07	0.56	116
Institutional Class
7/1/24 to 6/30/25	$18.79	0.92 (18)	3.40	4.32	(0.46)	—	—	(0.46)	—	3.86	$22.65	23.46% (19)	$24,713	1.06% (20)	1.24%	4.64% (18)	56%
7/1/23 to 6/30/24	19.33	0.40	(0.53)	(0.13)	(0.41)	—	—	(0.41)	—	(0.54)	18.79	(0.62)	24,493	0.95	1.01	2.14	135
7/1/22 to 6/30/23	17.96	0.40	1.36	1.76	(0.39)	—	—	(0.39)	—	1.37	19.33	10.06	28,557	0.95	1.02	2.19	104
7/1/21 to 6/30/22	23.11	0.48	(5.14)	(4.66)	(0.49)	—	—	(0.49)	—	(5.15)	17.96	(20.52)	38,243	0.95	0.98	2.25	66
7/1/20 to 6/30/21	16.98	0.36	6.19	6.55	(0.42)	—	—	(0.42)	—	6.13	23.11	38.95	48,096	0.95	1.00	1.76	116
Class R6
7/1/24 to 6/30/25	$18.78	0.98 (18)	3.35	4.33	(0.48)	—	—	(0.48)	—	3.85	$22.63	23.51% (19)	$2,367	1.02% (20)	1.09%	4.95% (18)	56%
7/1/23 to 6/30/24	19.31	0.32	(0.44)	(0.12)	(0.41)	—	—	(0.41)	—	(0.53)	18.78	(0.58)	2,122	0.91 (21)	0.96	1.72	135
7/1/22 to 6/30/23	17.95	0.40	1.36	1.76	(0.40)	—	—	(0.40)	—	1.36	19.31	10.08	2,756	0.90	0.98	2.21	104
7/1/21 to 6/30/22	23.08	0.51	(5.15)	(4.64)	(0.49)	—	—	(0.49)	—	(5.13)	17.95	(20.42)	3,477	0.90	0.93	2.40	66
7/1/20 to 6/30/21	16.97	0.41	6.13	6.54	(0.43)	—	—	(0.43)	—	6.11	23.08	38.97	2,741	0.90	0.95	1.96	116

NFJ Large-Cap Value Fund
Class A
7/1/24 to 6/30/25	$26.70	0.36	1.55	1.91	(0.38)	—	(0.33)	(0.71)	—	1.20	$27.90	7.20%	$134,234	1.01% (11)	1.01%	1.31%	41%
7/1/23 to 6/30/24	26.18	0.39	2.00	2.39	(0.40)	—	(1.47)	(1.87)	—	0.52	26.70	9.26	146,942	1.00 (11)	1.00	1.49	56
7/1/22 to 6/30/23	29.16	0.35	1.60	1.95	(0.34)	—	(4.59)	(4.93)	—	(2.98)	26.18	8.27	151,469	1.01 (11)	1.01	1.29	67
7/1/21 to 6/30/22	33.12	0.24	(2.09)	(1.85)	(0.20)	—	(1.91)	(2.11)	—	(3.96)	29.16	(6.36)	159,063	1.00 (11)	1.00	0.71	45
7/1/20 to 6/30/21	24.49	0.23	8.62	8.85	(0.22)	—	—	(0.22)	—	8.63	33.12	36.24	184,745	1.06 (11)	1.06	0.79	69
Class C
7/1/24 to 6/30/25	$27.14	0.16	1.56	1.72	(0.15)	—	(0.33)	(0.48)	—	1.24	$28.38	6.40%	$1,462	1.76% (11)	1.76%	0.55%	41%
7/1/23 to 6/30/24	26.58	0.19	2.03	2.22	(0.19)	—	(1.47)	(1.66)	—	0.56	27.14	8.41	1,710	1.76 (11)	1.76	0.72	56
7/1/22 to 6/30/23	29.51	0.14	1.62	1.76	(0.10)	—	(4.59)	(4.69)	—	(2.93)	26.58	7.42	2,041	1.79 (11)	1.79	0.50	67
7/1/21 to 6/30/22	33.54	(0.02)	(2.09)	(2.11)	(0.01)	—	(1.91)	(1.92)	—	(4.03)	29.51	(7.05)	2,775	1.76 (11)	1.76	(0.05)	45
7/1/20 to 6/30/21	24.82	0.02	8.73	8.75	(0.03)	—	—	(0.03)	—	8.72	33.54	35.24	4,056	1.81 (11)	1.81	0.06	69
Institutional Class
7/1/24 to 6/30/25	$26.51	0.44	1.52	1.96	(0.45)	—	(0.33)	(0.78)	—	1.18	$27.69	7.48%	$135,615	0.75%	0.75%	1.57%	41%
7/1/23 to 6/30/24	26.01	0.47	1.97	2.44	(0.47)	—	(1.47)	(1.94)	—	0.50	26.51	9.54	129,333	0.75	0.75	1.78	56
7/1/22 to 6/30/23	29.01	0.41	1.58	1.99	(0.40)	—	(4.59)	(4.99)	—	(3.00)	26.01	8.50	110,871	0.77	0.77	1.52	67
7/1/21 to 6/30/22	32.96	0.32	(2.07)	(1.75)	(0.29)	—	(1.91)	(2.20)	—	(3.95)	29.01	(6.09)	113,368	0.74	0.74	0.98	45
7/1/20 to 6/30/21	24.37	0.31	8.58	8.89	(0.30)	—	—	(0.30)	—	8.59	32.96	36.66	129,083	0.75 (11)	0.75	1.09	69
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
NFJ Large-Cap Value Fund (Continued)
Class R6
7/1/24 to 6/30/25	$26.49	0.46	1.53	1.99	(0.48)	—	(0.33)	(0.81)	—	1.18	$27.67	7.59%	$2,253	0.65%	0.66%	1.67%	41%
7/1/23 to 6/30/24	25.99	0.48	1.99	2.47	(0.50)	—	(1.47)	(1.97)	—	0.50	26.49	9.65	2,160	0.65	0.66	1.84	56
7/1/22 to 6/30/23	28.99	0.64	1.41	2.05	(0.46)	—	(4.59)	(5.05)	—	(3.00)	25.99	8.75	2,172	0.57 (11)	0.57	2.42	67
10/29/21(22) to 6/30/22	35.37	0.25	(4.47)	(4.22)	(0.25)	—	(1.91)	(2.16)	—	(6.38)	28.99	(12.65)	82	0.65	0.78	1.15	45 (23)

NFJ Mid-Cap Value Fund
Class A
7/1/24 to 6/30/25	$24.57	0.34	1.02	1.36	(0.46)	—	—	(0.46)	—	0.90	$25.47	5.55%	$385,262	1.00%	1.12%	1.30%	57%
7/1/23 to 6/30/24	25.29	0.40	0.71	1.11	(0.43)	—	(1.40)	(1.83)	—	(0.72)	24.57	4.43	427,421	1.00	1.12	1.61	76
7/1/22 to 6/30/23	29.43	0.30	2.33	2.63	(0.39)	—	(6.38)	(6.77)	—	(4.14)	25.29	11.10	476,789	1.00	1.12	1.11	105
7/1/21 to 6/30/22	35.54	0.24	(2.18)	(1.94)	(0.25)	—	(3.92)	(4.17)	—	(6.11)	29.43	(6.83)	495,612	1.00	1.10	0.70	76
7/1/20 to 6/30/21	25.72	0.30	9.83	10.13	(0.26)	—	(0.05)	(0.31)	—	9.82	35.54	39.60	596,144	1.00	1.16	0.98	96
Class C
7/1/24 to 6/30/25	$17.05	0.09	0.72	0.81	(0.35)	—	—	(0.35)	—	0.46	$17.51	4.75%	$7,931	1.75%	1.86%	0.52%	57%
7/1/23 to 6/30/24	18.10	0.14	0.52	0.66	(0.31)	—	(1.40)	(1.71)	—	(1.05)	17.05	3.68	13,089	1.75	1.84	0.82	76
7/1/22 to 6/30/23	22.96	0.06	1.70	1.76	(0.24)	—	(6.38)	(6.62)	—	(4.86)	18.10	10.23	19,749	1.75	1.83	0.31	105
7/1/21 to 6/30/22	28.63	(0.01)	(1.65)	(1.66)	(0.09)	—	(3.92)	(4.01)	—	(5.67)	22.96	(7.48)	28,379	1.75	1.82	(0.05)	76
7/1/20 to 6/30/21	20.74	0.05	7.93	7.98	(0.04)	—	(0.05)	(0.09)	—	7.89	28.63	38.53	39,321	1.74 (9)	1.90	0.21	96
Institutional Class
7/1/24 to 6/30/25	$27.62	0.47	1.16	1.63	(0.52)	—	—	(0.52)	—	1.11	$28.73	5.90%	$169,032	0.65%	0.84%	1.63%	57%
7/1/23 to 6/30/24	28.16	0.55	0.79	1.34	(0.48)	—	(1.40)	(1.88)	—	(0.54)	27.62	4.82	263,199	0.65	0.83	2.00	76
7/1/22 to 6/30/23	31.99	0.43	2.59	3.02	(0.47)	—	(6.38)	(6.85)	—	(3.83)	28.16	11.48	282,625	0.65	0.82	1.43	105
7/1/21 to 6/30/22	38.28	0.39	(2.38)	(1.99)	(0.38)	—	(3.92)	(4.30)	—	(6.29)	31.99	(6.49)	381,239	0.65	0.81	1.06	76
7/1/20 to 6/30/21	27.70	0.44	10.59	11.03	(0.40)	—	(0.05)	(0.45)	—	10.58	38.28	40.11	460,452	0.65	0.84	1.33	96
Class R6
7/1/24 to 6/30/25	$27.53	0.47	1.17	1.64	(0.54)	—	—	(0.54)	—	1.10	$28.63	5.99%	$22,552	0.60%	0.76%	1.61%	57%
7/1/23 to 6/30/24	28.10	0.55	0.79	1.34	(0.51)	—	(1.40)	(1.91)	—	(0.57)	27.53	4.85	68,588	0.60	0.75	2.00	76
7/1/22 to 6/30/23	31.97	0.44	2.59	3.03	(0.52)	—	(6.38)	(6.90)	—	(3.87)	28.10	11.55	78,020	0.60	0.74	1.50	105
7/1/21 to 6/30/22	38.24	0.41	(2.38)	(1.97)	(0.38)	—	(3.92)	(4.30)	—	(6.27)	31.97	(6.45)	87,682	0.60	0.72	1.12	76
7/1/20 to 6/30/21	27.68	0.45	10.59	11.04	(0.43)	—	(0.05)	(0.48)	—	10.56	38.24	40.17	85,969	0.60	0.78	1.37	96

NFJ Small-Cap Value Fund
Class A
7/1/24 to 6/30/25	$11.57	0.07	0.14	0.21	(0.16)	—	(0.39)	(0.55)	—	(0.34)	$11.23	1.51%	$181,305	1.17%	1.24%	0.61%	48%
7/1/23 to 6/30/24	11.86	0.14	0.94	1.08	(0.28)	—	(1.09)	(1.37)	—	(0.29)	11.57	9.05	214,429	1.17	1.23	1.21	60
7/1/22 to 6/30/23	12.80	0.13	1.03	1.16	(0.14)	—	(1.96)	(2.10)	—	(0.94)	11.86	10.64	225,530	1.17	1.23	1.10	79
7/1/21 to 6/30/22	15.67	0.10	(1.66)	(1.56)	(0.17)	—	(1.14)	(1.31)	—	(2.87)	12.80	(11.08)	236,990	1.17	1.21	0.68	52
7/1/20 to 6/30/21	11.07	0.18	4.71	4.89	(0.24)	—	(0.05)	(0.29)	—	4.60	15.67	44.57	325,048	1.18 (9)(11)	1.23	1.34	65
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
NFJ Small-Cap Value Fund (Continued)
Class C
7/1/24 to 6/30/25	$9.51	(0.01)	0.10	0.09	(0.06)	—	(0.39)	(0.45)	—	(0.36)	$9.15	0.68%	$382	1.92%	2.03%	(0.12) %	48%
7/1/23 to 6/30/24	9.96	0.04	0.80	0.84	(0.20)	—	(1.09)	(1.29)	—	(0.45)	9.51	8.32	564	1.92	1.97	0.45	60
7/1/22 to 6/30/23	11.10	0.04	0.85	0.89	(0.07)	—	(1.96)	(2.03)	—	(1.14)	9.96	9.76	1,062	1.92	1.97	0.34	79
7/1/21 to 6/30/22	13.78	(0.01)	(1.43)	(1.44)	(0.10)	—	(1.14)	(1.24)	—	(2.68)	11.10	(11.72)	1,347	1.92	1.95	(0.06)	52
7/1/20 to 6/30/21	9.74	0.07	4.14	4.21	(0.12)	—	(0.05)	(0.17)	—	4.04	13.78	43.52	1,606	1.91 (11)	1.97	0.60	65
Institutional Class
7/1/24 to 6/30/25	$14.91	0.15	0.16	0.31	(0.19)	—	(0.39)	(0.58)	—	(0.27)	$14.64	1.84%	$62,087	0.82%	0.91%	0.96%	48%
7/1/23 to 6/30/24	14.88	0.25	1.17	1.42	(0.30)	—	(1.09)	(1.39)	—	0.03	14.91	9.50	75,764	0.82	0.90	1.68	60
7/1/22 to 6/30/23	15.51	0.22	1.27	1.49	(0.16)	—	(1.96)	(2.12)	—	(0.63)	14.88	10.93	52,013	0.82	0.92	1.44	79
7/1/21 to 6/30/22	18.66	0.19	(2.01)	(1.82)	(0.19)	—	(1.14)	(1.33)	—	(3.15)	15.51	(10.72)	58,704	0.82	0.88	1.03	52
7/1/20 to 6/30/21	13.13	0.27	5.59	5.86	(0.28)	—	(0.05)	(0.33)	—	5.53	18.66	45.07	94,847	0.82	0.89	1.69	65
Class R6
7/1/24 to 6/30/25	$14.72	0.15	0.15	0.30	(0.03)	—	(0.39)	(0.42)	—	(0.12)	$14.60	1.89%	$10,086	0.77%	0.82%	0.99%	48%
7/1/23 to 6/30/24	14.71	0.24	1.16	1.40	(0.30)	—	(1.09)	(1.39)	—	0.01	14.72	9.51	23,015	0.77	0.82	1.64	60
7/1/22 to 6/30/23	15.35	0.22	1.26	1.48	(0.16)	—	(1.96)	(2.12)	—	(0.64)	14.71	10.98	46,194	0.77	0.83	1.48	79
7/1/21 to 6/30/22	18.49	0.19	(1.97)	(1.78)	(0.22)	—	(1.14)	(1.36)	—	(3.14)	15.35	(10.63)	62,552	0.77	0.79	1.07	52
7/1/20 to 6/30/21	13.02	0.27	5.55	5.82	(0.30)	—	(0.05)	(0.35)	—	5.47	18.49	45.09	88,986	0.77	0.84	1.73	65

Silvant Focused Growth Fund
Class A
7/1/24 to 6/30/25	$84.03	(0.36)	14.70	14.34	—	—	(3.90)	(3.90)	—	10.44	$94.47	17.50%	$898,974	0.96% (11)	0.96%	(0.42) %	20%
7/1/23 to 6/30/24	61.16	(0.28)	24.76	24.48	—	—	(1.61)	(1.61)	—	22.87	84.03	40.79	817,446	0.95 (11)	0.95	(0.41)	10
7/1/22 to 6/30/23	49.11	(0.19)	15.07	14.88	—	—	(2.83)	(2.83)	— (10)	12.05	61.16	32.32 (12)	625,184	0.96 (11)	0.96	(0.37)	65
7/1/21 to 6/30/22	79.25	(0.32)	(16.15)	(16.47)	—	—	(13.67)	(13.67)	—	(30.14)	49.11	(25.81)	537,276	0.94 (11)	0.94	(0.45)	22
7/1/20 to 6/30/21	58.46	(0.35)	27.26	26.91	—	—	(6.12)	(6.12)	—	20.79	79.25	47.50	860,373	0.97 (9)	1.04	(0.50)	50
Class C
7/1/24 to 6/30/25	$33.90	(0.39)	5.68	5.29	—	—	(3.90)	(3.90)	—	1.39	$35.29	16.63%	$23,876	1.72% (11)	1.72%	(1.18) %	20%
7/1/23 to 6/30/24	25.75	(0.33)	10.09	9.76	—	—	(1.61)	(1.61)	—	8.15	33.90	39.69	22,448	1.72 (11)	1.72	(1.18)	10
7/1/22 to 6/30/23	22.51	(0.25)	6.32	6.07	—	—	(2.83)	(2.83)	— (10)	3.24	25.75	31.31 (12)	22,534	1.72 (11)	1.72	(1.13)	65
7/1/21 to 6/30/22	43.67	(0.43)	(7.06)	(7.49)	—	—	(13.67)	(13.67)	—	(21.16)	22.51	(26.37)	24,361	1.70 (11)	1.70	(1.22)	22
7/1/20 to 6/30/21	34.58	(0.50)	15.71	15.21	—	—	(6.12)	(6.12)	—	9.09	43.67	46.39	48,650	1.73 (11)	1.79	(1.25)	50
Institutional Class
7/1/24 to 6/30/25	$74.10	(0.10)	12.95	12.85	—	—	(3.90)	(3.90)	—	8.95	$83.05	17.84%	$372,456	0.67%	0.71%	(0.13) %	20%
7/1/23 to 6/30/24	53.96	(0.08)	21.83	21.75	—	—	(1.61)	(1.61)	—	20.14	74.10	41.18	315,069	0.67	0.72	(0.13)	10
7/1/22 to 6/30/23	43.55	(0.04)	13.28	13.24	—	—	(2.83)	(2.83)	— (10)	10.41	53.96	32.70 (12)	151,338	0.67	0.70	(0.08)	65
7/1/21 to 6/30/22	71.58	(0.12)	(14.24)	(14.36)	—	—	(13.67)	(13.67)	—	(28.03)	43.55	(25.61)	127,274	0.67	0.70	(0.19)	22
7/1/20 to 6/30/21	53.11	(0.12)	24.71	24.59	—	—	(6.12)	(6.12)	—	18.47	71.58	47.94	209,066	0.67	0.74	(0.19)	50
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Silvant Focused Growth Fund (Continued)
Class R6
7/1/24 to 6/30/25	$74.52	(0.07)	13.05	12.98	—	—	(3.90)	(3.90)	—	9.08	$83.60	17.92%	$331,329	0.62%	0.63%	(0.09) %	20%
7/1/23 to 6/30/24	54.24	(0.05)	21.94	21.89	—	—	(1.61)	(1.61)	—	20.28	74.52	41.23	235,900	0.62	0.63	(0.08)	10
7/1/22 to 6/30/23	43.74	(0.02)	13.35	13.33	—	—	(2.83)	(2.83)	— (10)	10.50	54.24	32.76 (12)	165,550	0.62	0.63	(0.04)	65
7/1/21 to 6/30/22	71.80	(0.08)	(14.31)	(14.39)	—	—	(13.67)	(13.67)	—	(28.06)	43.74	(25.57)	170,153	0.62	0.63	(0.14)	22
7/1/20 to 6/30/21	53.23	(0.10)	24.79	24.69	—	—	(6.12)	(6.12)	—	18.57	71.80	48.02	198,031	0.62	0.68	(0.15)	50

Silvant Mid-Cap Growth Fund
Class A
7/1/24 to 6/30/25	$4.13	(0.02)	1.15	1.13	—	—	—	—	—	1.13	$5.26	27.36%	$292,417	0.99% (11)	0.99%	(0.42) %	43%
7/1/23 to 6/30/24	3.55	(0.01)	0.59	0.58	—	—	—	—	—	0.58	4.13	16.34	251,100	1.00 (11)	1.00	(0.29)	23
7/1/22 to 6/30/23	2.89	(0.01)	0.67	0.66	—	—	—	—	—	0.66	3.55	22.84	242,677	1.00 (11)	1.01	(0.32)	34
7/1/21 to 6/30/22	5.94	(0.02)	(1.44)	(1.46)	—	—	(1.59)	(1.59)	—	(3.05)	2.89	(33.42)	223,611	0.98 (11)	0.98	(0.49)	65
7/1/20 to 6/30/21	4.30	(0.04)	2.26	2.22	—	—	(0.58)	(0.58)	— (10)	1.64	5.94	53.25 (12)	376,649	1.06 (11)	1.06	(0.76)	85
Class C
7/1/24 to 6/30/25	$2.64	(0.03)	0.72	0.69	—	—	—	—	—	0.69	$3.33	26.14%	$3,675	1.78% (11)	1.78%	(1.21) %	43%
7/1/23 to 6/30/24	2.28	(0.03)	0.39	0.36	—	—	—	—	—	0.36	2.64	15.79	3,962	1.78 (11)	1.78	(1.08)	23
7/1/22 to 6/30/23	1.88	(0.02)	0.42	0.40	—	—	—	—	—	0.40	2.28	21.28	5,204	1.78 (11)	1.78	(1.09)	34
7/1/21 to 6/30/22	4.45	(0.04)	(0.94)	(0.98)	—	—	(1.59)	(1.59)	—	(2.57)	1.88	(33.91)	6,350	1.74 (11)	1.74	(1.26)	65
7/1/20 to 6/30/21	3.35	(0.06)	1.74	1.68	—	—	(0.58)	(0.58)	— (10)	1.10	4.45	52.17 (12)	15,282	1.82 (11)	1.82	(1.52)	85
Institutional Class
7/1/24 to 6/30/25	$5.34	(0.01)	1.48	1.47	—	—	—	—	—	1.47	$6.81	27.53%	$105,880	0.76%	0.76%	(0.18) %	43%
7/1/23 to 6/30/24	4.57	— (10)	0.77	0.77	—	—	—	—	—	0.77	5.34	16.85	77,860	0.77 (9)	0.77	(0.04)	23
7/1/22 to 6/30/23	3.72	— (10)	0.85	0.85	—	—	—	—	—	0.85	4.57	22.85	50,028	0.77 (11)	0.77	(0.09)	34
7/1/21 to 6/30/22	7.18	(0.01)	(1.86)	(1.87)	—	—	(1.59)	(1.59)	—	(3.46)	3.72	(33.33)	47,978	0.76 (11)	0.76	(0.25)	65
7/1/20 to 6/30/21	5.09	(0.03)	2.70	2.67	—	—	(0.58)	(0.58)	— (10)	2.09	7.18	53.86 (12)	63,690	0.78 (11)	0.78	(0.48)	85
Class R6
6/18/25(22) to 6/30/25	$6.56	— (10)	0.25	0.25	—	—	—	—	—	0.25	$6.81	3.81%	$104	0.67% (11)	0.67%	0.05%	43% (23)

Small-Cap Fund
Class A
7/1/24 to 6/30/25	$22.51	0.04	2.32	2.36	(0.06)	—	(2.41)	(2.47)	—	(0.11)	$22.40	10.20%	$60,647	1.17%	1.22%	0.19%	95%
7/1/23 to 6/30/24	20.90	0.06	2.03	2.09	(0.08)	—	(0.40)	(0.48)	—	1.61	22.51	10.17	61,663	1.17	1.22	0.28	69
7/1/22 to 6/30/23	19.10	0.06	2.73	2.79	(0.11)	—	(0.88)	(0.99)	— (10)	1.80	20.90	14.96 (12)	62,610	1.17	1.22	0.29	82
7/1/21 to 6/30/22	27.49	0.06	(5.02)	(4.96)	(0.02)	—	(3.41)	(3.43)	—	(8.39)	19.10	(20.45)	64,567	1.17	1.17	0.23	69
7/1/20 to 6/30/21	17.55	(0.04)	10.00	9.96	(0.02)	—	—	(0.02)	—	9.94	27.49	56.80	87,605	1.17	1.23	(0.17)	88
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Small-Cap Fund (Continued)
Class C
7/1/24 to 6/30/25	$20.72	(0.12)	2.14	2.02	—	—	(2.41)	(2.41)	—	(0.39)	$20.33	9.39%	$2,660	1.92%	1.99%	(0.55) %	95%
7/1/23 to 6/30/24	19.34	(0.09)	1.87	1.78	—	—	(0.40)	(0.40)	—	1.38	20.72	9.35	3,027	1.92	1.99	(0.47)	69
7/1/22 to 6/30/23	17.78	(0.09)	2.53	2.44	—	—	(0.88)	(0.88)	— (10)	1.56	19.34	14.06 (12)	3,415	1.92	1.99	(0.46)	82
7/1/21 to 6/30/22	25.99	(0.12)	(4.68)	(4.80)	—	—	(3.41)	(3.41)	—	(8.21)	17.78	(21.04)	3,405	1.92	1.95	(0.52)	69
7/1/20 to 6/30/21	16.70	(0.20)	9.49	9.29	— (10)	—	—	—	—	9.29	25.99	55.63	4,940	1.92	1.99	(0.92)	88
Institutional Class
7/1/24 to 6/30/25	$23.28	0.13	2.41	2.54	(0.17)	—	(2.41)	(2.58)	—	(0.04)	$23.24	10.63%	$24,954	0.82%	0.99%	0.54%	95%
7/1/23 to 6/30/24	21.56	0.14	2.09	2.23	(0.11)	—	(0.40)	(0.51)	—	1.72	23.28	10.52	20,492	0.82	1.00	0.62	69
7/1/22 to 6/30/23	19.58	0.14	2.79	2.93	(0.07)	—	(0.88)	(0.95)	— (10)	1.98	21.56	15.32 (12)	20,456	0.82	0.95	0.66	82
7/1/21 to 6/30/22	28.07	0.15	(5.13)	(4.98)	(0.10)	—	(3.41)	(3.51)	—	(8.49)	19.58	(20.14)	46,605	0.82	0.92	0.62	69
7/1/20 to 6/30/21	17.92	0.04	10.22	10.26	(0.11)	—	—	(0.11)	—	10.15	28.07	57.35	36,211	0.82	0.96	0.19	88
Class R6
7/1/24 to 6/30/25	$23.22	0.14	2.40	2.54	(0.15)	—	(2.41)	(2.56)	—	(0.02)	$23.20	10.66%	$5,567	0.77%	0.90%	0.58%	95%
7/1/23 to 6/30/24	21.56	0.15	2.09	2.24	(0.18)	—	(0.40)	(0.58)	—	1.66	23.22	10.58	5,485	0.77	0.90	0.69	69
7/1/22 to 6/30/23	19.63	0.14	2.80	2.94	(0.13)	—	(0.88)	(1.01)	— (10)	1.93	21.56	15.38 (12)	5,358	0.77	0.88	0.68	82
7/1/21 to 6/30/22	28.10	0.16	(5.14)	(4.98)	(0.08)	—	(3.41)	(3.49)	—	(8.47)	19.63	(20.10)	7,373	0.77	0.84	0.64	69
7/1/20 to 6/30/21	17.93	0.06	10.21	10.27	(0.10)	—	—	(0.10)	—	10.17	28.10	57.37	8,614	0.77	0.87	0.24	88

Zevenbergen Technology Fund
Class A
7/1/24 to 6/30/25	$57.59	(0.63)	11.62	10.99	—	—	—	—	—	10.99	$68.58	19.08%	$715,149	1.43% (11)	1.43%	(1.06) %	2%
7/1/23 to 6/30/24	41.64	(0.51)	16.46	15.95	—	—	—	—	—	15.95	57.59	38.30	661,778	1.43 (11)	1.43	(1.09)	23
7/1/22 to 6/30/23	39.74	(0.39)	9.87	9.48	—	—	(7.58)	(7.58)	— (10)	1.90	41.64	32.14 (12)	538,324	1.44 (11)	1.44	(1.05)	55
7/1/21 to 6/30/22	81.59	(0.68)	(17.72)	(18.40)	—	—	(23.45)	(23.45)	—	(41.85)	39.74	(32.06)	475,065	1.42 (11)	1.42	(1.05)	126
7/1/20 to 6/30/21	68.06	(0.88)	30.38	29.50	—	—	(15.97)	(15.97)	—	13.53	81.59	45.06	812,373	1.49 (11)	1.50	(1.12)	150
Class C
7/1/24 to 6/30/25	$12.63	(0.23)	2.53	2.30	—	—	—	—	—	2.30	$14.93	18.21%	$25,481	2.17% (11)	2.17%	(1.80) %	2%
7/1/23 to 6/30/24	9.20	(0.19)	3.62	3.43	—	—	—	—	—	3.43	12.63	37.28	26,537	2.17 (11)	2.17	(1.83)	23
7/1/22 to 6/30/23	15.27	(0.18)	1.69	1.51	—	—	(7.58)	(7.58)	— (10)	(6.07)	9.20	31.15 (12)	23,633	2.18 (11)	2.18	(1.79)	55
7/1/21 to 6/30/22	45.83	(0.52)	(6.59)	(7.11)	—	—	(23.45)	(23.45)	—	(30.56)	15.27	(32.58)	25,961	2.17 (11)	2.17	(1.80)	126
7/1/20 to 6/30/21	43.68	(0.87)	18.99	18.12	—	—	(15.97)	(15.97)	—	2.15	45.83	44.01	53,742	2.24 (11)	2.25	(1.88)	150
Institutional Class
7/1/24 to 6/30/25	$82.85	(0.68)	16.77	16.09	—	—	—	—	—	16.09	$98.94	19.42%	$792,925	1.16%	1.16%	(0.79) %	2%
7/1/23 to 6/30/24	59.74	(0.55)	23.66	23.11	—	—	—	—	—	23.11	82.85	38.68	851,967	1.16	1.16	(0.82)	23
7/1/22 to 6/30/23	53.31	(0.41)	14.42	14.01	—	—	(7.58)	(7.58)	— (10)	6.43	59.74	32.48 (12)	670,734	1.17 (11)	1.17	(0.78)	55
7/1/21 to 6/30/22	101.34	(0.67)	(23.91)	(24.58)	—	—	(23.45)	(23.45)	—	(48.03)	53.31	(31.89)	772,161	1.16 (11)	1.16	(0.79)	126
7/1/20 to 6/30/21	81.43	(0.77)	36.65	35.88	—	—	(15.97)	(15.97)	—	19.91	101.34	45.53	1,386,911	1.17 (11)	1.18	(0.80)	150

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(3)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(4)	Sales charges, where applicable, are not reflected in the total return calculation.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Ratio of total expenses excluding interest expense on borrowings for the year ended June 30, 2023 were 1.29% (Class A), 2.04% (Class C), 1.04% (Class P), 0.94% (Class I) and 0.89% (Class R6).
(9)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(10)	Amount is less than $0.005 per share.
(11)	The share class is currently under its expense limitation.
(12)	Payment from affiliate had no impact on total return.
(13)	Net expense ratio includes extraordinary European Union tax reclaim expenses.
(14)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(15)	Ratios of total expenses excluding interest expense on borrowings for the year ended June 30, 2024 were 1.63% (Class A), 2.38% (Class C) and 1.28% (Institutional Class).
(16)	The Fund’s portfolio turnover rate decreased substantially during the period due to a change in the Fund’s subadviser and associated repositioning in 2023.
(17)	Total return would have been lower without the payment from affiliate.
(18)	Includes the impact of refunded European Union tax reclaims. If these reclaims were not included, the net investment income per share would be $0.28 (Class A), $0.12 (Class C), $0.36 (Institutional Class), and $0.38 (Class R6). The net investment income ratios would be 1.43% (Class A), 0.65% (Class C), 1.82% (Institutional Class), and 1.89% (Class R6).
(19)	Total Return includes the impact of refunded European Union tax reclaims. If these reclaims were not included, the total return would be 19.60% (Class A), 18.74% (Class C), 20.02% (Institutional Class), and 20.13% (Class R6).
(20)	Net expense ratio includes extraordinary European Union tax reclaim expenses. Ratios of total net expenses excluding European Union tax reclaim expenses for the year ended June 30, 2025 would be 1.30% (Class A), 2.05% (Class C), 0.95% (Institutional Class), and 0.90% (Class R6).
(21)	Ratios of total expenses excluding interest expense on borrowings for the year ended June 30, 2024 were 2.05% (Class C) and 0.90% (Class R6).
(22)	Inception date.
(23)	Portfolio turnover is representative of the Fund for the entire period.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025
Note 1. Organization
Virtus Investment Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, the Trust is comprised of 13 funds (each a “Fund” or collectively, the “Funds”), each reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds except the Silvant Focused Growth Fund and Zevenbergen Technology Fund are diversified. There is no guarantee that a Fund will achieve its objective(s).
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
On May 21, 2021, all Class R shares for the Income & Growth Fund, NFJ Dividend Value Fund, NFJ International Value Fund, NFJ Large-Cap Value Fund, NFJ Mid-Cap Value Fund, NFJ Small-Cap Value Fund, Silvant Focused Growth Fund, and Silvant Mid-Cap Growth Fund were converted into Class A shares of the respective Fund.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective February 26, 2021, if an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Institutional Class shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor or transfer agent to offer Institutional Class shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional Class shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Institutional Class shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Institutional Class shares. Institutional Class shares are sold without a front-end sales charge or CDSC.
Effective May 10, 2024, existing Class P shares of each of the Funds were converted to Institutional Class shares of each respective Fund, and Administrative Class shares of Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund, Virtus NFJ Small-Cap Value Fund, Virtus Silvant Focused Growth Fund, Virtus Silvant Mid-Cap Growth Fund and Virtus Zevenbergen Technology Fund were converted to Institutional Class shares of each respective Fund.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Institutional Class shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of

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financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund’s Board of Trustees have designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a

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reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. A Fund may invest in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Funds believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, may reduce the amount of foreign taxes, if any, that a Fund could elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Fund were previously pass-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, the Virtus NFJ International Value Fund submitted a closing agreement request with the IRS, which is under review as of June 30, 2025 for income received in a prior period. Accordingly, subsequent changes in the estimated charges related to Virtus NFJ International Fund’s closing agreement are presented within European Union tax reclaims in the Statement of Operations and its estimated closing agreement liability is presented as European Union tax reclaim contingent fees payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the IRS for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit

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their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
H.	Equity-Linked Notes
Certain Funds may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative instruments in a single note form that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund or an index or basket of stocks) and one or more equity derivatives, such as put or call options, or a combination thereof. Unlike a direct investment in equity securities, ELNs have a maturity date. The terms of an equity-linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Upon maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. If the underlying securities have depreciated in value or their price appreciates or depreciates outside of a preset range (depending on the type of ELN), a Fund may receive only the principal amount of the note or less than the principal amount of the note, or may potentially lose the entire principal invested in the ELN. Investments in ELNs possess the risks associated with the underlying securities such as market risk and, as applicable, foreign securities and currency risks. The secondary market for equity linked notes may be limited, and the lack of liquidity in the secondary market may make these securities difficult to dispose of and to value. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. A fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. As a holder of an ELN, a Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends.
ELNs utilized by a Fund may involve synthetic exposure to options that can create economic leverage risk which, depending on the performance of the underlying securities, could magnify or otherwise increase investment losses to such Fund and result in losses on the ELN that exceed the losses of the underlying securities.
I.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
J.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and

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they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
L.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of June 30, 2025, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Small-Cap Fund	$857	$857	$ —
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of June 30, 2025 for the Fund:
Fund	Investment of Cash Collateral	Overnight and Continuous
Small-Cap Fund	Money Market Mutual Fund	$870
M.	Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

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A.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the year ended June 30, 2025, none of the Funds entered into forward foreign currency exchange contracts.
B.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.
During the year ended June 30, 2025, the Income & Growth Fund invested in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at June 30, 2025:

Statement Line Description	Primary Risk	Income & Growth Fund
Liability Derivatives
Written options at value	Equity contracts	$(2,382)
Total Liabilities		$(2,382)
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the year ended June 30, 2025:
Statement Line Description	Primary Risk	Income & Growth Fund
Net Realized Gain (Loss) from
Written options	Equity contracts	$4,729
Total		$4,729
Net Change in Unrealized Appreciation (Depreciation) on
Written options	Equity contracts	$(1,559)
Total		$(1,559)

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The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the year ended June 30, 2025:
Income & Growth Fund
Written Options(1)	$728
(1)	Average premium amount.
C.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
D.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
The following table presents the Income & Growth Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of June 30, 2025:
At June 30, 2025, the Fund’s derivative assets and liabilities (by type) are as follows:
	Income & Growth Fund
	Assets	Liabilities
Derivative Financial Instruments:
Written options	$—	$2,382
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$2,382
Derivatives not subject to a MNA or similar agreement	—	(2,382)
Total assets and liabilities subject to a MNA	$—	$—

Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, LLC (“Adviser”) (formerly known as Virtus Investment Advisers, Inc.), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
Emerging Markets Opportunities Fund	0.85%
Income & Growth Fund	0.65
KAR Global Small-Cap Fund	0.90
KAR Health Sciences Fund	0.80
NFJ Dividend Value Fund	0.45
NFJ International Value Fund	0.60
NFJ Large-Cap Value Fund	0.45
NFJ Mid-Cap Value Fund	0.55
NFJ Small-Cap Value Fund	0.60
Silvant Focused Growth Fund	0.45
Silvant Mid-Cap Growth Fund	0.47
Small-Cap Fund	0.60
Zevenbergen Technology Fund	0.90

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the year is as follows:

Fund	Subadviser
Emerging Markets Opportunities Fund	VA(1)
Income & Growth Fund	Voya IM(2)
KAR Global Small-Cap Fund	KAR(3)
KAR Health Sciences Fund	KAR(3)
NFJ Dividend Value Fund	NFJ(4)
NFJ International Value Fund	NFJ(4)
NFJ Large-Cap Value Fund	NFJ(4)
NFJ Mid-Cap Value Fund	NFJ(4)
NFJ Small-Cap Value Fund	NFJ(4)
Silvant Focused Growth Fund	Silvant(5)
Silvant Mid-Cap Growth Fund	Silvant(5)
Small-Cap Fund	VA(1)
Zevenbergen Technology Fund	Zevenbergen(6)
(1)	Effective January 1, 2025, Virtus Systematic, a division of Virtus Advisers, LLC (“VA”), an indirect wholly-owned subsidiary of Virtus.
(2)	Voya Investment Management Co. LLC (“Voya IM”)
(3)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(4)	NFJ Investment Group, LLC (“NFJ”), an indirect, wholly-owned subsidiary of Virtus.
(5)	Silvant Capital Management LLC (“Silvant”), an indirect, wholly-owned subsidiary of Virtus.
(6)	Zevenbergen Capital Investments LLC (“Zevenbergen”), a minority-owned affiliate of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through October 31, 2025, and October 31, 2026, for the Income & Growth Fund, KAR Health Sciences Fund, Zevenbergen Technology Fund, Silvant Mid-Cap Growth Fund, and NFJ Large-Cap Value Fund. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Emerging Markets Opportunities Fund	1.29%	2.04%	0.94%	0.89%
Income & Growth Fund	1.28	2.03	0.90	N/A
KAR Global Small-Cap Fund	1.63	2.38	1.28	N/A
KAR Health Sciences Fund	1.47	2.22	1.05	N/A
NFJ Dividend Value Fund	1.05	1.80	0.70	0.65
NFJ International Value Fund	1.30	2.05	0.95	0.90
NFJ Large-Cap Value Fund	1.12	1.87	0.75	0.65
NFJ Mid-Cap Value Fund	1.00	1.75	0.65	0.60
NFJ Small-Cap Value Fund	1.17	1.92	0.82	0.77
Silvant Focused Growth Fund	1.00	1.77	0.67	0.62
Silvant Mid-Cap Growth Fund	1.14	1.89	0.76	0.68(1)
Small-Cap Fund	1.17	1.92	0.82	0.77
Zevenbergen Technology Fund	1.57	2.32	1.16	N/A
(1)	Effective June 18, 2025.
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending June 30:

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
	Expiration
Fund	2026	2027	2028	Total
Emerging Markets Opportunities Fund
Class A	$ 44	$ 41	$ 44	$ 129
Class C	2	1	1	4
Institutional Class	226	217	227	670
Class R6	70	92	133	295
KAR Global Small-Cap Fund
Class A	1	—	7	8
Class C	1	—(1)	—(1)	1
Institutional Class	28	15	16	59
KAR Health Sciences Fund
Institutional Class	4	3	8	15
NFJ Dividend Value Fund
Institutional Class	36	14	71	121
Class R6	3	1	1	5
NFJ International Value Fund
Class A	37	24	27	88
Class C	1	—(1)	—(1)	1
Institutional Class	21	10	44	75
Class R6	2	2	1	5
NFJ Large-Cap Value Fund
Institutional Class	—	—	4	4
Class R6	—(1)	—(1)	—(1)	—(1)
NFJ Mid-Cap Value Fund
Class A	570	531	512	1,613
Class C	21	15	12	48
Institutional Class	563	432	393	1,388
Class R6	119	109	81	309
NFJ Small-Cap Value Fund
Class A	131	131	137	399
Class C	1	— (1)	—(1)	1
Institutional Class	51	44	65	160
Class R6	30	18	7	55
Silvant Focused Growth Fund
Institutional Class	45	97	139	281
Class R6	19	16	18	53
Silvant Mid-Cap Growth Fund
Institutional Class	—	—	—(1)	—(1)
Small-Cap Fund
Class A	31	33	33	97
Class C	2	2	2	6
Institutional Class	37	31	40	108
Class R6	6	7	7	20
Zevenbergen Technology Fund
Institutional Class	—	—	37	37
(1)	Amount is less than $500 (not in thousands).
During the year ended June 30, 2025, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Institutional Class	Class R6	Total
Income & Growth Fund	$—	$—	$359	$—	$359
KAR Global Small-Cap Fund	1	—(1)	—	—	1
NFJ Dividend Value Fund	—(1)	—(1)	—	3	3
NFJ Large-Cap Value Fund	—	—	1	—(1)	1
NFJ Small-Cap Value Fund	—	—	1	—	1
Silvant Mid-Cap Growth Fund	—	—	—(1)	—	—(1)
Zevenbergen Technology Fund	—	—	42	—	42
(1)	Amount is less than $500 (not in thousands).

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended June 30, 2025, it retained net commissions of $355 for Class A shares and CDSC of $14 and $35 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Institutional Class shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended June 30, 2025, the Funds incurred administration fees totaling $9,813 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended June 30, 2025, the Funds incurred transfer agent fees totaling $4,393 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the year ended June 30, 2025, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2025.
In calendar year 2018 and certain other periods prior to January 1, 2020, the Funds maintained a different deferred compensation plan pursuant to which each Trustee who was not affiliated with Allianz Global Investors U.S. LLC had the opportunity to elect not to receive all or a portion of his or her fees from the respective Fund on a current basis, but instead to receive in a subsequent period chosen by the Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Virtus Investment Trust (then known as Allianz Funds) and Virtus Strategy Trust (then known as Allianz Funds Multi-Strategy Trust) selected by such Trustee from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2020, and all Trustee fees earned with respect to service in calendar year 2020 were paid in cash, on a current basis. The Trustees do not currently receive any pension or retirement benefits from the Funds.
In addition to the Trustee fees deferred in the current period, the Funds still have obligations with respect to Trustee fees deferred in 2018 and in other periods prior to January 1, 2020, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the applicable deferred compensation plan.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, forward currency contracts, written options, and short-term securities) during the year ended June 30, 2025, were as follows:
	Purchases	Sales
Emerging Markets Opportunities Fund	$232,496	$236,703
Income & Growth Fund	3,428,653	4,074,616
KAR Global Small-Cap Fund	11,216	15,604
KAR Health Sciences Fund	9,358	33,729
NFJ Dividend Value Fund	201,654	317,777
NFJ International Value Fund	38,842	48,518
NFJ Large-Cap Value Fund	117,785	137,307
NFJ Mid-Cap Value Fund	391,465	614,936

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
	Purchases	Sales
NFJ Small-Cap Value Fund	$138,573	$202,082
Silvant Focused Growth Fund	299,537	284,747
Silvant Mid-Cap Growth Fund	149,546	169,032
Small-Cap Fund	88,907	96,459
Zevenbergen Technology Fund	29,140	321,631
Purchases and sales of long-term U.S. government and agency securities during the year ended June 30, 2025, were as follows:
	Purchases	Sales
Income & Growth Fund	$17,909	$—
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Emerging Markets Opportunities Fund				Income & Growth Fund
	Year Ended June 30, 2025		Year Ended June 30, 2024		Year Ended June 30, 2025		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	168	$5,095	89	$2,508	16,242	$180,475	19,137	$204,021
Reinvestment of distributions	39	1,102	20	542	12,299	136,209	13,554	144,099
Shares repurchased	(136)	(4,007)	(173)	(4,978)	(38,658)	(428,727)	(39,806)	(424,945)
Net Increase / (Decrease)	71	$2,190	(64)	$(1,928)	(10,117)	$(112,043)	(7,115)	$(76,825)
Class C
Shares sold	1	$24	1	$34	5,140	$49,751	5,860	$54,898
Reinvestment of distributions	—(1)	12	1	11	6,337	60,734	7,575	70,535
Shares repurchased	(10)	(295)	(10)	(280)	(24,112)	(231,554)	(29,359)	(274,548)
Net Increase / (Decrease)	(9)	$(259)	(8)	$(235)	(12,635)	$(121,069)	(15,924)	$(149,115)
Class P*
Shares sold	—	$—	78	$2,181	—	$—	12,457	$137,312
Reinvestment of distributions	—	—	8	214	—	—	4,846	53,168
Shares repurchased	—	—	(283)	(8,353)	—	—	(114,998)	(1,298,685)
Net Increase / (Decrease)	—	$—	(197)	$(5,958)	—	$—	(97,695)	$(1,108,205)
Institutional Class
Shares sold	551	$16,316	1,111	$31,969	22,504	$264,214	108,775	$1,249,680
Reinvestment of distributions	164	4,673	94	2,580	11,781	138,017	8,361	93,986
Shares repurchased	(1,078)	(31,626)	(891)	(25,123)	(46,661)	(549,023)	(31,615)	(355,395)
Net Increase / (Decrease)	(363)	$(10,637)	314	$9,426	(12,376)	$(146,792)	85,521	$988,271
Class R6
Shares sold	712	$20,931	1,068	$31,252	—	$—	—	$—
Reinvestment of distributions	127	3,566	48	1,299	—	—	—	—
Shares repurchased	(529)	(15,459)	(274)	(7,905)	—	—	—	—
Net Increase / (Decrease)	310	$9,038	842	$24,646	—	$—	—	$—

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
	KAR Global Small-Cap Fund				KAR Health Sciences Fund
	Year Ended June 30, 2025		Year Ended June 30, 2024		Year Ended June 30, 2025		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	23	$776	15	$500	37	$1,097	76	$2,178
Reinvestment of distributions	66	2,174	7	249	—	—	—	—
Shares repurchased	(141)	(4,848)	(183)	(6,098)	(690)	(19,735)	(682)	(19,442)
Net Increase / (Decrease)	(52)	$(1,898)	(161)	$(5,349)	(653)	$(18,638)	(606)	$(17,264)
Class C
Shares sold	3	$66	6	$133	6	$102	17	$278
Reinvestment of distributions	2	47	—	—	—	—	—	—
Shares repurchased	(5)	(110)	(12)	(277)	(40)	(666)	(66)	(1,084)
Net Increase / (Decrease)	—(1)	$3	(6)	$(144)	(34)	$(564)	(49)	$(806)
Class P*
Shares sold	—	$—	79	$2,999	—	$—	23	$682
Reinvestment of distributions	—	—	1	40	—	—	—	—
Shares repurchased	—	—	(129)	(5,038)	—	—	(64)	(1,935)
Net Increase / (Decrease)	—	$—	(49)	$(1,999)	—	$—	(41)	$(1,253)
Institutional Class
Shares sold	140	$5,622	181	$7,182	27	$809	139	$4,215
Reinvestment of distributions	26	1,019	5	196	—	—	—	—
Shares repurchased	(149)	(5,909)	(417)	(16,746)	(158)	(4,642)	(182)	(5,260)
Net Increase / (Decrease)	17	$732	(231)	$(9,368)	(131)	$(3,833)	(43)	$(1,045)

	NFJ Dividend Value Fund				NFJ International Value Fund
	Year Ended June 30, 2025		Year Ended June 30, 2024		Year Ended June 30, 2025		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,770	$18,554	2,591	$26,434	144	$2,836	164	$3,018
Reinvestment of distributions	906	9,340	3,838	38,804	41	765	41	748
Shares repurchased	(7,953)	(83,932)	(6,631)	(68,033)	(422)	(8,241)	(599)	(11,046)
Net Increase / (Decrease)	(5,277)	$(56,038)	(202)	$(2,795)	(237)	$(4,640)	(394)	$(7,280)
Class C
Shares sold	76	$864	45	$472	5	$105	3	$52
Reinvestment of distributions	10	103	79	827	1	10	1	11
Shares repurchased	(257)	(2,790)	(349)	(3,695)	(17)	(324)	(22)	(380)
Net Increase / (Decrease)	(171)	$(1,823)	(225)	$(2,396)	(11)	$(209)	(18)	$(317)
Class P*
Shares sold	—	$—	1,413	$14,474	—	$—	44	$831
Reinvestment of distributions	—	—	1,133	11,635	—	—	7	130
Shares repurchased	—	—	(14,933)	(156,486)	—	—	(820)	(15,951)
Net Increase / (Decrease)	—	$—	(12,387)	$(130,377)	—	$—	(769)	$(14,990)
Institutional Class
Shares sold	1,370	$14,622	15,113	$158,284	361	$7,267	1,024	$19,889
Reinvestment of distributions	591	6,185	941	9,638	22	424	21	399
Shares repurchased	(5,831)	(61,766)	(2,601)	(27,017)	(595)	(11,909)	(1,219)	(22,359)
Net Increase / (Decrease)	(3,870)	$(40,959)	13,453	$140,905	(212)	$(4,218)	(174)	$(2,071)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
	NFJ Dividend Value Fund				NFJ International Value Fund
	Year Ended June 30, 2025		Year Ended June 30, 2024		Year Ended June 30, 2025		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold	320	$3,377	566	$5,847	26	$532	26	$486
Reinvestment of distributions	165	1,717	744	7,572	3	50	3	56
Shares repurchased	(1,406)	(15,201)	(2,736)	(28,582)	(38)	(753)	(59)	(1,093)
Net Increase / (Decrease)	(921)	$(10,107)	(1,426)	$(15,163)	(9)	$(171)	(30)	$(551)
Administrative Class*
Shares sold	—	$—	397	$4,332	—	$—	14	$257
Reinvestment of distributions	—	—	389	4,148	—	—	1	22
Shares repurchased	—	—	(3,818)	(41,607)	—	—	(89)	(1,696)
Net Increase / (Decrease)	—	$—	(3,032)	$(33,127)	—	$—	(74)	$(1,417)

	NFJ Large-Cap Value Fund				NFJ Mid-Cap Value Fund
	Year Ended June 30, 2025		Year Ended June 30, 2024		Year Ended June 30, 2025		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	74	$2,069	124	$3,264	307	$7,881	651	$16,124
Reinvestment of distributions	122	3,353	359	9,497	263	6,672	1,183	28,807
Shares repurchased	(888)	(24,675)	(765)	(20,209)	(2,839)	(73,030)	(3,292)	(81,521)
Net Increase / (Decrease)	(692)	$(19,253)	(282)	$(7,448)	(2,269)	$(58,477)	(1,458)	$(36,590)
Class C
Shares sold	7	$211	10	$267	8	$136	32	$577
Reinvestment of distributions	1	29	4	108	12	213	90	1,522
Shares repurchased	(20)	(559)	(28)	(743)	(335)	(5,939)	(446)	(7,754)
Net Increase / (Decrease)	(12)	$(319)	(14)	$(368)	(315)	$(5,590)	(324)	$(5,655)
Class P*
Shares sold	—	$—	39	$1,023	—	$—	611	$10,408
Reinvestment of distributions	—	—	31	837	—	—	352	5,625
Shares repurchased	—	—	(615)	(16,820)	—	—	(5,657)	(93,885)
Net Increase / (Decrease)	—	$—	(545)	$(14,960)	—	$—	(4,694)	$(77,852)
Institutional Class
Shares sold	1,006	$28,249	1,393	$36,900	794	$22,942	3,293	$92,700
Reinvestment of distributions	143	3,910	319	8,387	110	3,127	530	14,464
Shares repurchased	(1,130)	(31,148)	(1,096)	(29,174)	(4,552)	(132,786)	(4,329)	(119,486)
Net Increase / (Decrease)	19	$1,011	616	$16,113	(3,648)	$(106,717)	(506)	$(12,322)
Class R6
Shares sold	12	$334	3	$87	134	$3,891	413	$11,207
Reinvestment of distributions	2	61	6	153	43	1,213	181	4,940
Shares repurchased	(14)	(401)	(11)	(294)	(1,880)	(53,979)	(879)	(24,501)
Net Increase / (Decrease)	—(1)	$(6)	(2)	$(54)	(1,703)	$(48,875)	(285)	$(8,354)
Administrative Class*
Shares sold	—	$—	—	$—(2)	—	$—	76	$1,974
Reinvestment of distributions	—	—	1	29	—	—	73	1,875
Shares repurchased	—	—	(18)	(491)	—	—	(1,435)	(38,042)
Net Increase / (Decrease)	—	$—	(17)	$(462)	—	$—	(1,286)	$(34,193)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
	NFJ Small-Cap Value Fund				Silvant Focused Growth Fund
	Year Ended June 30, 2025		Year Ended June 30, 2024		Year Ended June 30, 2025		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	686	$8,105	954	$11,067	617	$53,122	558	$38,789
Reinvestment of distributions	724	8,679	1,921	22,357	396	34,170	226	14,723
Shares repurchased	(3,792)	(45,520)	(3,364)	(39,437)	(1,226)	(103,955)	(1,277)	(86,651)
Net Increase / (Decrease)	(2,382)	$(28,736)	(489)	$(6,013)	(213)	$(16,663)	(493)	$(33,139)
Class C
Shares sold	2	$20	9	$85	180	$5,900	112	$3,094
Reinvestment of distributions	2	23	12	114	73	2,370	45	1,193
Shares repurchased	(22)	(212)	(68)	(650)	(239)	(7,847)	(370)	(10,406)
Net Increase / (Decrease)	(18)	$(169)	(47)	$(451)	14	$423	(213)	$(6,119)
Class P*
Shares sold	—	$—	93	$1,345	—	$—	972	$38,305
Reinvestment of distributions	—	—	95	1,404	—	—	45	1,770
Shares repurchased	—	—	(1,891)	(27,820)	—	—	(2,243)	(100,829)
Net Increase / (Decrease)	—	$—	(1,703)	$(25,071)	—	$—	(1,226)	$(60,754)
Institutional Class
Shares sold	412	$6,498	2,163	$32,464	2,011	$151,358	2,321	$150,414
Reinvestment of distributions	160	2,489	295	4,423	203	15,389	76	4,365
Shares repurchased	(1,412)	(22,025)	(872)	(12,902)	(1,981)	(144,014)	(950)	(57,059)
Net Increase / (Decrease)	(840)	$(13,038)	1,586	$23,985	233	$22,733	1,447	$97,720
Class R6
Shares sold	260	$4,164	370	$5,596	1,264	$97,039	607	$37,929
Reinvestment of distributions	16	250	272	4,021	169	12,899	87	4,987
Shares repurchased	(1,148)	(18,410)	(2,220)	(32,623)	(635)	(47,629)	(581)	(36,097)
Net Increase / (Decrease)	(872)	$(13,996)	(1,578)	$(23,006)	798	$62,309	113	$6,819
Administrative Class*
Shares sold	—	$—	276	$3,400	—	$—	12	$629
Reinvestment of distributions	—	—	221	2,669	—	—	5	254
Shares repurchased	—	—	(2,350)	(28,532)	—	—	(180)	(10,217)
Net Increase / (Decrease)	—	$—	(1,853)	$(22,463)	—	$—	(163)	$(9,334)

	Silvant Mid-Cap Growth Fund				Small-Cap Fund
	Year Ended June 30, 2025		Year Ended June 30, 2024		Year Ended June 30, 2025		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,086	$4,937	1,208	$4,619	139	$3,397	58	$1,230
Reinvestment of distributions	—	—	—	—	268	6,173	61	1,270
Shares repurchased	(6,268)	(27,720)	(8,838)	(32,676)	(440)	(10,098)	(375)	(7,924)
Net Increase / (Decrease)	(5,182)	$(22,783)	(7,630)	$(28,057)	(33)	$(528)	(256)	$(5,424)
Class C
Shares sold	234	$695	76	$183	11	$248	7	$141
Reinvestment of distributions	—	—	—	—	15	322	3	63
Shares repurchased	(633)	(1,785)	(853)	(2,051)	(41)	(894)	(41)	(797)
Net Increase / (Decrease)	(399)	$(1,090)	(777)	$(1,868)	(15)	$(324)	(31)	$(593)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
	Silvant Mid-Cap Growth Fund				Small-Cap Fund
	Year Ended June 30, 2025		Year Ended June 30, 2024		Year Ended June 30, 2025		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class P*
Shares sold	—	$—	2,816	$13,467	—	$—	20	$421
Reinvestment of distributions	—	—	—	—	—	—	6	123
Shares repurchased	—	—	(4,239)	(21,837)	—	—	(357)	(8,131)
Net Increase / (Decrease)	—	$—	(1,423)	$(8,370)	—	$—	(331)	$(7,587)
Institutional Class
Shares sold	3,944	$23,373	5,631	$29,179	412	$9,829	341	$7,921
Reinvestment of distributions	—	—	—	—	98	2,337	17	375
Shares repurchased	(2,986)	(17,551)	(1,983)	(9,707)	(316)	(7,516)	(427)	(9,087)
Net Increase / (Decrease)	958	$5,822	3,648	$19,472	194	$4,650	(69)	$(791)
Class R6
Shares sold	15**	$100**	—	$—	45	$1,063	50	$1,121
Reinvestment of distributions	—	—	—	—	25	591	7	148
Shares repurchased	—	—	—	—	(66)	(1,563)	(69)	(1,583)
Net Increase / (Decrease)	15	$100	—	$—	4	$91	(12)	$(314)
Administrative Class*
Shares sold	—	$—	22	$91	—	$—	—	$—
Shares repurchased	—	—	(310)	(1,410)	—	—	—	—
Net Increase / (Decrease)	—	$—	(288)	$(1,319)	—	$—	—	$—

	Zevenbergen Technology Fund
	Year Ended June 30, 2025		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	631	$37,584	720	$34,218
Shares repurchased	(1,696)	(101,134)	(2,157)	(101,274)
Net Increase / (Decrease)	(1,065)	$(63,550)	(1,437)	$(67,056)
Class C
Shares sold	108	$1,382	259	$2,696
Shares repurchased	(502)	(6,394)	(727)	(7,566)
Net Increase / (Decrease)	(394)	$(5,012)	(468)	$(4,870)
Class P*
Shares sold	—	$—	205	$13,331
Shares repurchased	—	—	(1,116)	(77,595)
Net Increase / (Decrease)	—	$—	(911)	$(64,264)
Institutional Class
Shares sold	1,403	$119,997	2,817	$198,959
Shares repurchased	(3,672)	(323,196)	(3,760)	(265,881)
Net Increase / (Decrease)	(2,269)	$(203,199)	(943)	$(66,922)
Administrative Class*
Shares sold	—	$—	5	$297
Shares repurchased	—	—	(161)	(9,882)
Net Increase / (Decrease)	—	$—	(156)	$(9,585)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
*	On May 10, 2024, all Class P shares and Administrative Class shares were converted into Institutional Class shares. These transactions are included as Institutional Class subscriptions and Class P and Administrative Class redemptions.
**	Inception date June 18, 2025.
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 7. 10% Shareholders
As of June 30, 2025, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Emerging Markets Opportunities Fund	56%	2
KAR Global Small-Cap Fund	37	3
KAR Health Sciences Fund	51	2
NFJ Large-Cap Value Fund	30	1
NFJ Small-Cap Value Fund	26	1
Silvant Mid-Cap Growth Fund	11	1
Small-Cap Fund	11	1
Zevenbergen Technology Fund	13	1
*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. The Fund is unable to receive and repatriate proceeds and/or dividend payments due to U.S. and Russian sanction related to the Russia/Ukraine war.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At June 30, 2025, the following Funds held securities issued by various companies in specific sectors and industries as detailed below:
Fund	Sector	Percentage of Total Investments
KAR Global Small-Cap Fund	Financials	31%
KAR Global Small-Cap Fund	Industrials	26
KAR Health Sciences Fund	Healthcare Equipment & Supplies	27
NFJ Small-Cap Value Fund	Financials	29
Silvant Focused Growth Fund	Information Technology	48
Silvant Mid-Cap Growth Fund	Industrials	25
Zevenbergen Technology Fund	Semiconductors & Semiconductor Equipment	26
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Fund held securities that were considered to be restricted at June 30, 2025:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Income & Growth Fund	LiveStyle, Inc.	12/01/2016	$—	$—	0.0%
	LiveStyle, Inc. Series B	3/01/2016-11/30/2016	920	939	0.0
Note 11. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended, (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 3, 2025. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each fund’s total net assets in accordance with the terms of the agreement. Each fund, that is party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of the SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended June 30, 2025, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
The following Funds had outstanding loans during the year ended. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Emerging Markets Opportunities Fund	$—(1)	$2,000	6.45%	1
KAR Global Small-Cap Fund	—(1)	770	5.44	2
NFJ Mid-Cap Value Fund	3	5,700	6.45	3
Silvant Focused Growth Fund	2	3,801	5.40	4
Zevenbergen Technology Fund	2	2,265	5.73	6
(1)	Amount is less than $500 (not in thousands).
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Opportunities Fund	$ 138,098	$40,671	$ (10,337)	$ 30,334
Income & Growth Fund	4,685,880	255,819	(428,022)	(172,203)
Income & Growth Fund (Written options)	(968)	164	(1,578)	(1,414)
KAR Global Small-Cap Fund	34,236	13,493	(3,331)	10,162
KAR Health Sciences Fund	88,539	23,888	(10,501)	13,387
NFJ Dividend Value Fund	454,000	73,545	(34,342)	39,203
NFJ International Value Fund	60,723	15,554	(5,992)	9,562
NFJ Large-Cap Value Fund	239,724	48,791	(16,061)	32,730
NFJ Mid-Cap Value Fund	568,050	64,462	(51,486)	12,976
NFJ Small-Cap Value Fund	238,551	41,230	(27,832)	13,398
Silvant Focused Growth Fund	594,568	1,012,306	(1,854)	1,010,452
Silvant Mid-Cap Growth Fund	269,363	133,232	(1,887)	131,345
Small-Cap Fund	73,539	19,203	(998)	18,205
Zevenbergen Technology Fund	555,560	982,502	(16,887)	965,615
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended June 30, 2025, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Emerging Markets Opportunities Fund	$23,572	$—
KAR Health Sciences Fund	6,338	179
NFJ International Value Fund	253,284	188,092
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Loss Deferred	Capital Loss Deferred
Emerging Markets Opportunities Fund	$3,808	$—	$ —	$ 4,949	$ 23,572
KAR Global Small-Cap Fund	510	408	—	—	—
KAR Health Sciences Fund	—	—	199	9,761	6,517
NFJ Dividend Value Fund	659	26,648	—	—	—
NFJ International Value Fund	3,320	—	—	—	441,376
NFJ Large-Cap Value Fund	523	8,747	—	—	—
NFJ Mid-Cap Value Fund	4,432	13,398	—	—	—
NFJ Small-Cap Value Fund	524	3,838	—	995	—
Silvant Focused Growth Fund	—	70,998	2,316	—	—

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Loss Deferred	Capital Loss Deferred
Silvant Mid-Cap Growth Fund	$—	$49,684	$657	$—	$—
Small-Cap Fund	—	2,296	—	—	—
Zevenbergen Technology Fund	—	17,849	6,597	—	—
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the years ended June 30, 2025 and 2024 was as follows:
	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Emerging Markets Opportunities Fund
6/30/25	$ 9,461	$ —	$ —	$9,461
6/30/24	4,700	—	—	4,700
Income & Growth Fund
6/30/25	192,606	—	168,374	360,980
6/30/24	281,727	—	109,163	390,890
KAR Global Small-Cap Fund
6/30/25	615	2,745	—	3,360
6/30/24	500	—	—	500
NFJ Dividend Value Fund
6/30/25	9,341	10,000	—	19,341
6/30/24	35,200	46,000	—	81,200
NFJ International Value Fund
6/30/25	1,408	—	—	1,408
6/30/24	1,531	—	—	1,531
NFJ Large-Cap Value Fund
6/30/25	4,203	3,474	—	7,677
6/30/24	9,780	10,200	—	19,980
NFJ Mid-Cap Value Fund
6/30/25	12,550	—	—	12,550
6/30/24	49,900	13,600	—	63,500
NFJ Small-Cap Value Fund
6/30/25	7,544	4,751	—	12,295
6/30/24	13,700	23,600	—	37,300
Silvant Focused Growth Fund
6/30/25	1,265	67,915	—	69,180
6/30/24	—	29,650	—	29,650
Small-Cap Fund
6/30/25	549	9,333	—	9,882
6/30/24	375	1,705	—	2,080
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Investment Trust and Shareholders of Virtus Emerging Markets Opportunities Fund, Virtus Income & Growth Fund, Virtus KAR Global Small-Cap Fund, Virtus KAR Health Sciences Fund, Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund, Virtus NFJ Small-Cap Value Fund, Virtus Silvant Focused Growth Fund, Virtus Silvant Mid-Cap Growth Fund, Virtus Small-Cap Fund and Virtus Zevenbergen Technology Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Emerging Markets Opportunities Fund, Virtus Income & Growth Fund, Virtus KAR Global Small-Cap Fund, Virtus KAR Health Sciences Fund, Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund, Virtus NFJ Small-Cap Value Fund, Virtus Silvant Focused Growth Fund, Virtus Silvant Mid-Cap Growth Fund, Virtus Small-Cap Fund and Virtus Zevenbergen Technology Fund (constituting Virtus Investment Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2025, the related statements of operations for the year ended June 30, 2025, the statements of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2025, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agents, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
August 21, 2025
We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS INVESTMENT TRUST OTHER INFORMATION
June 30, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
For the year ended June 30, 2025, the Funds incurred independent Trustee’s fees totaling $822 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
None

VIRTUS INVESTMENT TRUST
TAX INFORMATION NOTICE (Unaudited)
June 30, 2025
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2026, the Funds will notify applicable shareholders of amounts for use in preparing 2025 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended June 30, 2025, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Fund	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
Emerging Markets Opportunities Fund	45.08%	0.10%	$ —
Income & Growth Fund	13.32	13.13	—
KAR Global Small-Cap Fund	85.12	24.53	507
KAR Health Sciences Fund	0.00	0.00	—
NFJ Dividend Value Fund	100.00	100.00	30,501
NFJ International Value Fund	29.64	1.75	—
NFJ Large-Cap Value Fund	100.00	100.00	8,747
NFJ Mid-Cap Value Fund	100.00	100.00	13,398
NFJ Small-Cap Value Fund	70.61	65.05	8,589
Silvant Focused Growth Fund	0.00	0.00	71,041
Silvant Mid-Cap Growth Fund	0.00	0.00	49,684
Small-Cap Fund	100.00	100.00	5,469
Zevenbergen Technology Fund	0.00	0.00	17,849
For the fiscal year ended June 30, 2025, certain Funds are disclosing the following information pursuant to notice requirements of Section 853(a) and 855(d) of the Code, and the Treasury Regulations thereunder.
	Foreign Source Income Recognized	Foreign Taxes Paid on Foreign Source Income
Emerging Markets Opportunities Fund	$ 8,618	$ 1,011
KAR Global Small-Cap Fund	922	54
NFJ International Value Fund	1,834	186

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VIRTUS INVESTMENT TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8074	08-25

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the Other Information Section in Item 7(a).

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Investment Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	8/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	8/29/2025

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer
(principal financial officer)

Date	8/29/2025

*	Print the name and title of each signing officer under his or her signature.